UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-04025

AMERICAN CENTURY MUNICIPAL TRUST
(Exact name of registrant as specified in charter)

4500 MAIN STREET, KANSAS CITY, MISSOURI	64111
(Address of principal executive offices)	(Zip Code)

CHARLES A. ETHERINGTON 4500 MAIN STREET, KANSAS CITY, MISSOURI 64111
(Name and address of agent for service)

Registrant’s telephone number, including area code:	816-531-5575

Date of fiscal year end:	05-31

Date of reporting period:	11-30-2017

ITEM 1. REPORTS TO STOCKHOLDERS.

Semiannual Report

November 30, 2017

High-Yield Municipal Fund

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

Jonathan Thomas

Dear Investor:

Thank you for reviewing this semiannual report for the period ended November 30, 2017. It provides a market overview (below), followed by a schedule of fund investments and other financial information. For additional commentary and information on fund performance, plus other investment insights, we encourage you to visit our website, americancentury.com.

Tax Reform Momentum Took a Toll on Municipal Bond Returns

Although municipal bond (muni) returns were slightly positive for the six months overall, performance weakened as the period progressed. Early on, U.S. Treasury yields generally moved lower against a backdrop of Federal Reserve (Fed) policy uncertainty, muted inflation, and periodic safe-haven buying triggered by North Korea’s military aggression and the potential economic fallout from an active hurricane season. In addition, optimism surrounding President Trump’s pro-growth policy agenda faded in the wake of health care and tax reform delays. Muni yields generally tracked Treasury yields lower, but munis outperformed Treasuries. In addition to benefiting from the tax-reform setback, munis benefited from healthy market fundamentals, favorable supply/demand trends, and the relative after-tax yield advantages of munis compared with Treasuries.

Treasury and muni yields headed upward in the second half of the period on a modest increase in U.S. inflation, hawkish comments from the Fed regarding its rate-hike plans for 2018, and renewed tax-reform momentum. This led to a sharp increase in muni supply late in the period, as issuers rushed to market ahead of potential tax law changes. However, that supply met with tepid demand from investors awaiting the final tax legislation.

Overall, positive returns generated early in the period offset the later losses, and munis advanced fractionally, outperforming Treasuries. High-yield munis outperformed investment-grade munis, as riskier and higher-yielding securities remained in favor with investors.

We believe broad muni market fundamentals and supply/demand dynamics should remain positive. We will continue to monitor the market landscape, including the pending tax-reform legislation, which could have significant implications for muni investors. We believe this backdrop underscores the importance of remaining focused on investment goals, using disciplined, actively managed, risk-aware strategies to uncover attractive opportunities. We appreciate your continued trust and confidence in us.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments

2

Fund Characteristics

NOVEMBER 30, 2017
Portfolio at a Glance
Weighted Average Maturity	19.0 years
Average Duration (Modified)	6.0 years

Top Five States and Territories	% of net assets
Illinois	11.6%
New York	10.1%
California	7.5%
Pennsylvania	6.6%
Florida	5.9%

Top Five Sectors	% of fund investments
Hospital	13%
Special Tax	11%
Life Care	11%
Other Education	10%
Higher Education	9%

Types of Investments in Portfolio	% of net assets
Municipal Securities	99.3%
Other Assets and Liabilities	0.7%

3

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from June 1, 2017 to November 30, 2017.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or I Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

4

	Beginning Account Value 6/1/17	Ending Account Value 11/30/17	Expenses Paid During Period(1) 6/1/17 - 11/30/17	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$1,027.10	$3.05	0.60%
I Class	$1,000	$1,028.10	$2.03	0.40%
Y Class	$1,000	$1,027.20	$1.88	0.37%
A Class	$1,000	$1,025.80	$4.32	0.85%
C Class	$1,000	$1,020.90	$8.11	1.60%
Hypothetical
Investor Class	$1,000	$1,022.06	$3.04	0.60%
I Class	$1,000	$1,023.06	$2.03	0.40%
Y Class	$1,000	$1,023.21	$1.88	0.37%
A Class	$1,000	$1,020.81	$4.31	0.85%
C Class	$1,000	$1,017.05	$8.09	1.60%

(1)
Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 183, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any acquired fund fees and expenses.

5

Schedule of Investments

NOVEMBER 30, 2017 (UNAUDITED)

	Principal Amount	Value
MUNICIPAL SECURITIES — 99.3%
Alabama — 1.3%
Industrial Development Board of the City of Mobile Alabama Rev., (Alabama Power Co.), VRDN, 1.625%, 10/2/18, resets off the remarketing agent	$2,000,000	$1,994,020
Infirmary Health System Special Care Facilities Financing Authority of Mobile Rev., (Infirmary Health System Obligated Group), 5.00%, 2/1/24	2,520,000	2,899,840
Jefferson County Sewer Rev., 6.50%, 10/1/53	2,000,000	2,383,440
		7,277,300
Alaska — 0.4%
Northern Tobacco Securitization Corp. Rev., 5.00%, 6/1/46	2,500,000	2,379,775
Arizona — 5.3%
Arizona Industrial Development Authority Rev., (BASIS Schools, Inc. Obligated Group), 5.00%, 7/1/51(1)	2,065,000	2,131,555
Arizona Industrial Development Authority Rev., (Kaizen Education Foundation), 5.70%, 7/1/47(1)	2,000,000	2,138,280
Arizona Industrial Development Authority Rev., (Odyssey Preparatory Academy, Inc.), 5.50%, 7/1/52(1)	5,000,000	4,845,050
Florence Town, Inc. Industrial Development Authority Rev., (Legacy Traditional School Series 2013 Obligated Group), 6.00%, 7/1/43	1,000,000	1,072,180
Industrial Development Authority of the City of Phoenix Rev., (AZ GFF Tiyan LLC), 5.375%, 2/1/41	1,000,000	970,800
Industrial Development Authority of the City of Phoenix Rev., (BASIS Schools, Inc. Obligated Group), 5.00%, 7/1/45(1)	1,500,000	1,552,515
Industrial Development Authority of the City of Phoenix Rev., (BASIS Schools, Inc. Obligated Group), 5.00%, 7/1/46(1)	1,500,000	1,551,540
Industrial Development Authority of the City of Phoenix Rev., (GreatHearts Arizona), 2.95%, 7/1/26	2,750,000	2,696,733
Industrial Development Authority of the City of Phoenix Rev., (GreatHearts Arizona), 5.00%, 7/1/44	1,000,000	1,076,440
Industrial Development Authority of the City of Phoenix Rev., (Legacy Traditional School Obligated Group), 6.75%, 7/1/44(1)	2,000,000	2,242,700
Industrial Development Authority of the City of Phoenix Rev., (Legacy Traditional School Obligated Group), 5.00%, 7/1/46(1)	500,000	521,220
Industrial Development Authority of the City of Phoenix Rev., (Legacy Traditional School Series 2017 Obligated Group), 4.00%, 7/1/22(1)	3,000,000	2,955,570
Industrial Development Authority of the City of Phoenix Rev., (Villa Montessori, Inc.), 5.00%, 7/1/35	500,000	534,745
Industrial Development Authority of the City of Phoenix Rev., (Villa Montessori, Inc.), 5.00%, 7/1/45	1,000,000	1,048,770
Industrial Development Authority of the County of Pima Rev., (American Leadership Academy, Inc.), 5.625%, 6/15/45(1)	2,000,000	2,004,220
Maricopa County Industrial Development Authority Rev., (Paragon Management, Inc.), 5.00%, 7/1/47(1)	1,000,000	1,036,650
Salt Verde Financial Corp. Rev., 5.00%, 12/1/37	1,000,000	1,220,900
Sundance Community Facilities District Rev., 7.125%, 7/1/27(1)	382,000	382,103
Sundance Community Facilities District Special Assessment, 6.50%, 7/1/29	235,000	235,054
		30,217,025

6

	Principal Amount	Value
California — 7.5%
Antelope Valley Healthcare District Rev., 5.00%, 3/1/21	$3,180,000	$3,337,760
California County Tobacco Securitization Agency Rev., (Alameda County Tobacco Securitization Corp.), 0.00%, 6/1/50(2)	8,000,000	908,080
California County Tobacco Securitization Agency Rev., (Los Angeles County Securitization Corp.), 5.45%, 6/1/28	2,000,000	2,034,360
California Health Facilities Financing Authority Rev., (Children's Hospital of Orange County), 6.50%, 11/1/38 (GA: Children's Healthcare of California)	2,000,000	2,193,380
California School Finance Authority Rev., (Downtown College Prep Obligated Group), 4.75%, 6/1/36(1)	1,500,000	1,559,940
California Statewide Communities Development Authority Rev., (CHF-Irvine LLC), 3.25%, 5/15/31	2,000,000	2,020,640
California Statewide Communities Development Authority Rev., (Loma Linda University Medical Center Obligated Group), 5.00%, 12/1/36(1)	500,000	547,745
California Statewide Communities Development Authority Rev., (Loma Linda University Medical Center Obligated Group), 5.00%, 12/1/41(1)	500,000	543,200
California Statewide Communities Development Authority Rev., (Loma Linda University Medical Center Obligated Group), 5.00%, 12/1/46(1)	1,000,000	1,081,090
Clovis Unified School District GO, Capital Appreciation, 0.00%, 8/1/26 (NATL)(2)	2,500,000	1,997,250
Foothill-Eastern Transportation Corridor Agency Rev., Capital Appreciation, 0.00%, 1/15/24(3)	500,000	441,270
Foothill-Eastern Transportation Corridor Agency Rev., Capital Appreciation, 0.00%, 1/15/33(2)	750,000	400,755
Foothill-Eastern Transportation Corridor Agency Rev., 6.50%, 1/15/43	500,000	603,275
Foothill-Eastern Transportation Corridor Agency Rev., 6.00%, 1/15/49	2,250,000	2,676,982
Foothill-Eastern Transportation Corridor Agency Rev., VRDN, 5.50%, 1/15/23, resets off the remarketing agent	500,000	569,175
Golden State Tobacco Securitization Corp. Rev., 5.00%, 6/1/33	490,000	489,990
Golden State Tobacco Securitization Corp. Rev., 5.30%, 6/1/37	1,000,000	1,008,560
Golden State Tobacco Securitization Corp. Rev., Capital Appreciation, 0.00%, 6/1/47(2)	5,000,000	649,200
Golden State Tobacco Securitization Corp. Rev., 5.125%, 6/1/47	2,000,000	2,000,000
Golden State Tobacco Securitization Corp. Rev., 5.75%, 6/1/47	1,885,000	1,899,137
Independent Cities Finance Authority Rev., (Millennium Housing Corp.), 6.15%, 7/15/40	2,000,000	2,173,780
Long Beach Unified School District GO, Capital Appreciation, 0.00%, 8/1/25 (AGC)(2)	1,595,000	1,328,651
Morongo Band of Mission Indians Rev., 6.50%, 3/1/28(1)	1,000,000	1,010,590
Palm Springs Airport Rev., 6.40%, 7/1/23	250,000	250,188
Palm Springs Airport Rev., 6.50%, 7/1/27	160,000	160,088
River Islands Public Financing Authority Special Tax, 5.50%, 9/1/45	1,500,000	1,606,905
River Rock Entertainment Authority Rev., 8.00%, 11/1/18(4)(5)	2,931,000	732,750
San Francisco City & County Redevelopment Agency Special Tax, Capital Appreciation, 0.00%, 8/1/43(2)	3,500,000	868,000
San Joaquin Hills Transportation Corridor Agency Rev., Capital Appreciation, 0.00%, 1/15/36 (NATL)(2)	1,000,000	495,880
San Joaquin Hills Transportation Corridor Agency Rev., 5.25%, 1/15/44	3,000,000	3,366,090

7

	Principal Amount	Value
Sunnyvale Special Tax, 7.75%, 8/1/32	$1,500,000	$1,504,080
Tejon Ranch Public Facilities Finance Authority Special Tax, 5.00%, 9/1/45	2,000,000	2,184,780
		42,643,571
Colorado — 5.7%
Belleview Station Metropolitan District No. 2 GO, 5.00%, 12/1/36	1,000,000	1,022,480
Belleview Station Metropolitan District No. 2 GO, 5.125%, 12/1/46	2,000,000	2,041,780
Centerra Metropolitan District No. 1 Tax Allocation, 5.00%, 12/1/29(1)	4,000,000	4,348,400
Central Platte Valley Metropolitan District GO, 5.00%, 12/1/43	1,000,000	1,062,660
City & County of Denver Rev., (United Airlines, Inc.), 5.00%, 10/1/32	3,000,000	3,255,330
Clear Creek Station Metropolitan District No. 2 GO, 5.00%, 12/1/47	1,000,000	1,015,790
Colorado Health Facilities Authority Rev., (Christian Living Communities), 5.00%, 1/1/37	1,615,000	1,707,184
Colorado Health Facilities Authority Rev., (Frasier Meadows Manor, Inc.), 5.25%, 5/15/37	500,000	543,425
Colorado Health Facilities Authority Rev., (Frasier Meadows Manor, Inc.), 5.25%, 5/15/47	2,000,000	2,146,180
Cornerstar Metropolitan District GO, 3.50%, 12/1/21	370,000	374,514
Cornerstar Metropolitan District GO, 4.50%, 12/1/27	500,000	519,730
Denver Health & Hospital Authority Rev., 5.00%, 12/1/39	800,000	863,904
Denver Health & Hospital Authority Rev., 5.25%, 12/1/45	250,000	271,913
Denver Urban Renewal Authority Tax Allocation, 5.00%, 12/1/25	1,500,000	1,702,080
Gardens on Havana Metropolitan District No. 3 Rev., 3.625%, 12/1/21	929,000	947,952
Leyden Rock Metropolitan District No. 10 GO, 5.00%, 12/1/45	1,250,000	1,268,387
One Horse Business Improvement District Rev., 6.00%, 6/1/24	1,165,000	1,166,410
Plaza Metropolitan District No. 1 Tax Allocation, 5.00%, 12/1/22(1)	500,000	544,830
Regional Transportation District COP, 5.00%, 6/1/20	1,750,000	1,890,752
Regional Transportation District Rev., 5.00%, 11/1/34	1,000,000	1,193,000
Regional Transportation District Rev., (Denver Transit Partners LLC), 6.00%, 1/15/41	1,000,000	1,094,110
Southglenn Metropolitan District GO, 5.00%, 12/1/30	1,400,000	1,456,056
Southlands Metropolitan District No. 1 GO, 5.00%, 12/1/37(6)	500,000	539,995
Southlands Metropolitan District No. 1 GO, 5.00%, 12/1/47(6)	1,000,000	1,069,790
Water Valley Metropolitan District No. 01 GO, 5.25%, 12/1/40	300,000	317,625
		32,364,277
Connecticut — 0.1%
Connecticut State Health & Educational Facility Authority Rev., (Church Home of Hartford, Inc.), 2.875%, 9/1/20(1)	700,000	700,175
Delaware — 0.3%
Delaware State Economic Development Authority Rev., (Delmarva Power & Light Co.), 5.40%, 2/1/31	1,500,000	1,619,190
District of Columbia — 1.2%
District of Columbia Rev., (Ingleside Presbyterian Retirement Community, Inc.), 5.00%, 7/1/52	1,000,000	1,045,640
District of Columbia Rev., (National Law Enforcement Officers Memorial Fund, Inc.), 7.75%, 7/1/49	4,000,000	4,118,000
District of Columbia Tobacco Settlement Financing Corp. Rev., Capital Appreciation, 0.00%, 6/15/46(2)	15,000,000	1,437,900
		6,601,540

8

	Principal Amount	Value
Florida — 5.9%
Alachua County Health Facilities Authority Rev., (East Ridge Retirement Village, Inc.), 6.375%, 11/15/49	$1,500,000	$1,668,990
Babcock Ranch Community Independent Special District Special Assessment, 5.25%, 11/1/46	250,000	253,865
Brevard County Rev., (University Financing Foundation, Inc.), 6.75%, 11/1/39	1,000,000	1,045,310
Broward County Airport System Rev., 5.00%, 10/1/28	2,000,000	2,343,980
Broward County Airport System Rev., 5.25%, 10/1/38	500,000	577,310
Celebration Pointe Community Development District Special Assessment, 5.125%, 5/1/45	750,000	758,738
Celebration Pointe Community Development District Special Assessment, 5.00%, 5/1/48(1)	1,000,000	1,031,770
Greater Orlando Aviation Authority Rev., (JetBlue Airways Corp.), 5.00%, 11/15/36	1,000,000	1,048,990
Halifax Hospital Medical Center Rev., (Halifax Hospital Medical Center Obligated Group), 5.00%, 6/1/21	350,000	383,751
Halifax Hospital Medical Center Rev., (Halifax Hospital Medical Center Obligated Group), 5.00%, 6/1/22	250,000	279,668
Hillsborough County Industrial Development Authority Rev., (Florida Health Sciences Center, Inc.), 5.00%, 10/1/34	1,250,000	1,377,312
Hillsborough County School Board COP, 5.00%, 7/1/22	1,250,000	1,416,662
Martin County Health Facilities Authority Rev., (Martin Memorial Medical Center, Inc.), 5.50%, 11/15/42	1,500,000	1,645,035
Miami Beach Redevelopment Agency Tax Allocation, 5.00%, 2/1/27	1,000,000	1,158,540
Miami Health Facilities Authority Rev., (Miami Jewish Health Systems Obligated Group), 5.00%, 7/1/30	600,000	661,374
Miami Health Facilities Authority Rev., (Miami Jewish Health Systems Obligated Group), 5.00%, 7/1/31	500,000	546,510
Miami-Dade County Educational Facilities Authority Rev., (University of Miami), 5.00%, 4/1/30	1,250,000	1,445,262
Miami-Dade County Expressway Authority Rev., 5.00%, 7/1/31	1,000,000	1,148,080
Miami-Dade County Industrial Development Authority Rev., (Pinecrest Academy, Inc.), 5.25%, 9/15/44	950,000	1,018,106
Northern Palm Beach County Improvement District Special Assessment, 5.00%, 8/1/46	2,000,000	2,107,980
Orange County Health Facilities Authority Rev., (Orlando Health Obligated Group), 5.00%, 10/1/27	1,000,000	1,186,250
South Lake County Hospital District Rev., (Southlake Hospital, Inc.), 6.25%, 4/1/39	1,000,000	1,050,010
Tallahassee Rev., (Tallahassee Memorial HealthCare, Inc.), 5.00%, 12/1/24	1,225,000	1,405,099
Tomoka Community Development District Special Assessment, 5.50%, 5/1/35	2,500,000	2,560,725
Village Community Development District No. 10 Special Assessment, 6.00%, 5/1/44	440,000	516,710
Village Community Development District No. 12 Special Assessment, 3.625%, 5/1/31	1,995,000	1,988,496
Village Community Development District No. 8 Special Assessment, 6.125%, 5/1/39	765,000	833,529
Winter Garden Village at Fowler Groves Community Development District Special Assessment, 4.125%, 5/1/37	2,000,000	1,964,520
		33,422,572
Georgia — 0.9%
DeKalb County Water & Sewerage Rev., 5.25%, 10/1/36	1,000,000	1,114,770

9

	Principal Amount	Value
Gainesville & Hall County Development Authority Rev., (Riverside Military Academy, Inc.), 5.00%, 3/1/27	$700,000	$780,794
Marietta Development Authority Rev., (Life University, Inc.), 5.00%, 11/1/37(1)	1,500,000	1,620,390
Monroe County Development Authority Rev., (Georgia Power Co.), VRDN, 2.35%, 12/11/20, resets off the remarketing agent	1,500,000	1,496,085
		5,012,039
Guam — 0.2%
Guam Government Department of Education COP, 6.625%, 12/1/30	1,000,000	1,048,500
Hawaii — 0.3%
State of Hawaii Department of Budget & Finance Rev., (Chaminade University of Honolulu), 5.00%, 1/1/45(1)	1,500,000	1,490,370
Idaho — 1.2%
Idaho Health Facilities Authority Rev., (Madison Memorial Hospital), 5.00%, 9/1/25	1,985,000	2,209,484
Idaho Health Facilities Authority Rev., (Madison Memorial Hospital), 5.00%, 9/1/26	250,000	279,615
Idaho Health Facilities Authority Rev., (Madison Memorial Hospital), 5.00%, 9/1/37	1,000,000	1,075,390
Idaho Health Facilities Authority Rev., (Partners In Healthcare, Inc.), 5.50%, 11/1/45	3,250,000	3,195,205
		6,759,694
Illinois — 11.6%
Chicago GO, 5.625%, 1/1/29	2,500,000	2,851,475
Chicago GO, 5.50%, 1/1/39	2,000,000	2,160,180
Chicago GO, 5.00%, 1/1/40	2,500,000	2,553,425
Chicago Board of Education GO, 5.00%, 12/1/42	3,815,000	3,865,396
Chicago Board of Education GO, 5.00%, 12/1/46	2,500,000	2,553,250
Chicago Board of Education GO, 6.50%, 12/1/46	1,000,000	1,152,150
Chicago Midway International Airport Rev., 5.00%, 1/1/26	2,200,000	2,487,452
Chicago Midway International Airport Rev., 5.00%, 1/1/31	2,000,000	2,286,460
Chicago O'Hare International Airport Rev., 5.00%, 1/1/22	3,000,000	3,346,740
Chicago O'Hare International Airport Rev., 5.00%, 1/1/27	3,000,000	3,458,310
Chicago Wastewater Transmission Rev., 5.00%, 1/1/39	1,240,000	1,341,916
Chicago Waterworks Rev., 5.00%, 11/1/29	1,750,000	2,002,647
Chicago Waterworks Rev., 5.00%, 11/1/30	1,000,000	1,140,200
Chicago Waterworks Rev., 5.00%, 11/1/31	1,000,000	1,137,700
Cook County Community High School District No. 212 Leyden Rev., 5.00%, 12/1/28 (BAM)	2,385,000	2,709,598
Illinois Educational Facilities Authority Rev., (University of Chicago), VRDN, 1.10%, 2/15/18, resets off the remarketing agent	1,125,000	1,124,393
Illinois Finance Authority Rev., (Benedictine University Obligated Group), 6.25%, 10/1/33	1,000,000	1,090,190
Illinois Finance Authority Rev., (Chicago Charter School Foundation), 5.00%, 12/1/47	3,500,000	3,688,545
Illinois Finance Authority Rev., (Intrinsic Schools), 6.00%, 12/1/45(1)	2,000,000	2,067,880
Illinois Finance Authority Rev., (Northwestern Memorial Healthcare Obligated Group), 5.00%, 8/15/43	1,000,000	1,083,550
Illinois Finance Authority Rev., (Plymouth Place, Inc.), 5.25%, 5/15/50	2,000,000	2,077,300
Illinois Finance Authority Rev., (Presence Health Network Obligated Group), 4.00%, 2/15/36	2,400,000	2,459,352

10

	Principal Amount	Value
Illinois Finance Authority Rev., (Rush University Medical Center Obligated Group), 5.00%, 11/15/38	$500,000	$549,545
Illinois State Toll Highway Authority Rev., 5.00%, 12/1/32	910,000	1,051,642
State of Illinois GO, 5.00%, 6/1/20	2,000,000	2,097,800
State of Illinois GO, 5.00%, 5/1/22	1,000,000	1,062,640
State of Illinois GO, 5.00%, 2/1/24	2,000,000	2,145,340
State of Illinois GO, 5.00%, 2/1/26	1,000,000	1,076,180
State of Illinois GO, 5.00%, 11/1/27	1,500,000	1,621,665
State of Illinois GO, 5.00%, 11/1/28	1,500,000	1,621,665
State of Illinois GO, 5.00%, 3/1/36	2,100,000	2,159,577
State of Illinois GO, 5.50%, 7/1/38	1,000,000	1,076,330
University of Illinois Rev., VRDN, 1.02%, 12/6/17, resets weekly off the remarketing agent (LOC: JPMorgan Chase Bank N.A.)	1,000,000	1,000,000
Western Illinois Economic Development Authority Rev., (Memorial Hospital Association), 4.00%, 6/1/36	2,000,000	1,832,920
		65,933,413
Iowa — 0.2%
Iowa Tobacco Settlement Authority Rev., 5.625%, 6/1/46	1,000,000	1,004,120
Kansas — 0.7%
Wichita Rev., 3.00%, 9/1/23	3,800,000	3,816,606
Kentucky — 1.1%
Ashland Rev., (Ashland Hospital Corp. Obligated Group), 5.00%, 2/1/26	565,000	653,292
Christian County Rev., (Jennie Stuart Medical Center Obligated Group), 5.50%, 2/1/44	1,335,000	1,455,671
Paducah Electric Plant Board Rev., 5.00%, 10/1/30 (AGM)	3,500,000	4,009,845
		6,118,808
Louisiana — 0.6%
Louisiana State Citizens Property Insurance Corp. Rev., 5.00%, 6/1/20	1,500,000	1,616,055
New Orleans Aviation Board Rev., 6.50%, 1/1/40	1,500,000	1,567,305
		3,183,360
Maryland — 1.6%
Anne Arundel County Tax Allocation, 6.10%, 7/1/40	1,000,000	1,028,490
Baltimore Rev., 5.125%, 6/1/43	1,500,000	1,563,405
Maryland Economic Development Corp. Rev., (Ports America Chesapeake LLC), 5.75%, 6/1/35	1,000,000	1,064,560
Prince County George's Rev., (Collington Episcopal Life Care Community, Inc.), 5.25%, 4/1/37	1,500,000	1,608,435
Rockville Rev., (King Farm Presbyterian Retirement Community, Inc.), 3.50%, 11/1/26	1,825,000	1,831,241
Rockville Rev., (King Farm Presbyterian Retirement Community, Inc.), 5.00%, 11/1/47	2,000,000	2,183,100
		9,279,231
Massachusetts — 0.5%
Massachusetts Development Finance Agency Rev., (Boston Medical Center Corp.), 4.00%, 7/1/38	1,500,000	1,518,450
Massachusetts Development Finance Agency Rev., (UMass Memorial Health Care Obligated Group), 5.00%, 7/1/46	1,000,000	1,103,250
		2,621,700

11

	Principal Amount	Value
Michigan — 4.7%
Calhoun County Hospital Finance Authority Rev., (Ella EM Brown Charitable Circle), 5.00%, 2/15/47	$2,500,000	$2,647,225
Detroit City School District GO, 5.00%, 5/1/25 (Q-SBLF)	2,490,000	2,783,571
Flint Hospital Building Authority Rev., (Hurley Medical Center), 7.50%, 7/1/39	1,250,000	1,373,663
Kentwood Economic Development Corp. Rev., (Holland Home Obligated Group), 5.625%, 11/15/41	1,750,000	1,880,252
Lincoln Consolidated School District GO, 5.00%, 5/1/20 (AGM Q-SBLF)	1,490,000	1,606,622
Michigan Finance Authority Rev., 5.00%, 5/1/25 (Q-SBLF)	375,000	436,106
Michigan Finance Authority Rev., (Lawrence Technological University), 5.00%, 2/1/47	3,195,000	3,313,630
Michigan Finance Authority Rev., (Thomas M Cooley Law School), 6.75%, 7/1/44(1)	6,500,000	6,592,300
Michigan Strategic Fund Rev., (Canterbury Health Care, Inc. Obligated Group), 5.00%, 7/1/26(1)	1,415,000	1,514,786
Michigan Strategic Fund Rev., (Canterbury Health Care, Inc. Obligated Group), 5.00%, 7/1/31(1)	1,530,000	1,625,258
Michigan Tobacco Settlement Finance Authority Rev., (Michigan Finance Authority), 6.00%, 6/1/48	3,000,000	3,008,100
		26,781,513
Minnesota — 0.5%
North Oaks Rev., (Presbyterian Homes of North Oaks, Inc.), 5.00%, 10/1/27	1,750,000	1,979,093
Township of Baytown Rev., (State Croix Preparatory Academy), 4.25%, 8/1/46	1,225,000	1,133,174
		3,112,267
Missouri — 2.5%
Branson Industrial Development Authority Rev., 3.00%, 11/1/21	705,000	708,356
Health & Educational Facilities Authority of the State of Missouri Rev., (Lutheran Senior Services Obligated Group), 6.00%, 2/1/41	1,250,000	1,359,775
Health & Educational Facilities Authority of the State of Missouri Rev., (State Louis College of Pharmacy), 5.50%, 5/1/43	1,000,000	1,093,100
Health & Educational Facilities Authority of the State of Missouri Rev., (State Louis College of Pharmacy), 5.00%, 5/1/45	1,890,000	2,029,860
Industrial Development Authority of the City of State Louis Missouri Rev., 4.75%, 11/15/47	2,500,000	2,565,950
Kirkwood Industrial Development Authority Rev., (Ashfield Active Living and Wellness Communities, Inc.), 5.25%, 5/15/30	2,515,000	2,731,390
Kirkwood Industrial Development Authority Rev., (Ashfield Active Living and Wellness Communities, Inc.), 5.25%, 5/15/37	1,000,000	1,058,760
State Louis County Industrial Development Authority Rev., (Nazareth Living Center), 5.125%, 8/15/45	1,800,000	1,853,496
State Louis County Industrial Development Authority Rev., (Ranken-Jordan Pediatric Speciality Hospital), 5.00%, 11/15/46	1,000,000	1,006,490
		14,407,177
Nebraska — 0.3%
Central Plains Energy Project Rev., 5.00%, 9/1/42	1,360,000	1,483,094
Nevada — 2.0%
Clark County Special Assessment, 5.00%, 8/1/30	1,470,000	1,554,143
Clark County Special Assessment, 5.00%, 8/1/32	375,000	394,200
Clark County Special Assessment, 5.00%, 8/1/35	700,000	727,013

12

	Principal Amount	Value
Henderson Local Improvement Districts Special Assessment, 4.00%, 9/1/23	$2,030,000	$2,150,562
Henderson Local Improvement Districts Special Assessment, 6.10%, 3/1/24	900,000	904,869
Las Vegas Special Improvement District No. 812 Special Assessment, 5.00%, 12/1/35	1,000,000	1,027,170
Nevada Department of Business & Industry Rev., (Doral Academy of Nevada), 5.00%, 7/15/27(1)	335,000	359,515
Nevada Department of Business & Industry Rev., (Doral Academy of Nevada), 5.00%, 7/15/37(1)	1,000,000	1,033,190
Nevada Department of Business & Industry Rev., (Doral Academy of Nevada), 5.00%, 7/15/47(1)	1,400,000	1,432,844
Reno Rev., VRDN, 1.01%, 12/1/17, resets daily off the remarketing agent (LOC: Bank of New York Mellon)	1,995,000	1,995,000
		11,578,506
New Jersey — 5.2%
New Jersey Economic Development Authority Rev., 5.00%, 11/1/24	5,000,000	5,606,400
New Jersey Economic Development Authority Rev., 5.00%, 6/15/40	2,000,000	2,129,300
New Jersey Economic Development Authority Rev., (NYNJ Link Borrower LLC), 5.375%, 1/1/43	1,600,000	1,783,232
New Jersey Economic Development Authority Rev., (SJF CCRC, Inc.), 5.25%, 1/1/44	1,000,000	1,034,070
New Jersey Economic Development Authority Rev., (United Airlines, Inc.), 5.25%, 9/15/29	1,000,000	1,094,330
New Jersey Economic Development Authority Rev., (United Airlines, Inc.), 5.50%, 6/1/33	500,000	558,940
New Jersey Educational Facilities Authority Rev., (College of New Jersey), 4.00%, 7/1/35	1,000,000	1,039,750
New Jersey Educational Facilities Authority Rev., (College of State Elizabeth), 5.00%, 7/1/46	2,500,000	2,552,350
New Jersey Health Care Facilities Financing Authority Rev., (Princeton HealthCare System Obligated Group), 5.00%, 7/1/22	1,000,000	1,117,520
New Jersey Health Care Facilities Financing Authority Rev., (Princeton HealthCare System Obligated Group), 5.00%, 7/1/23	1,000,000	1,136,570
New Jersey Transportation Trust Fund Authority Rev., 5.00%, 6/15/20	2,800,000	2,975,560
Tobacco Settlement Financing Corp. Rev., 4.75%, 6/1/34	2,000,000	1,922,560
Tobacco Settlement Financing Corp. Rev., 5.00%, 6/1/41	7,000,000	6,765,290
		29,715,872
New York — 10.1%
Brooklyn Arena Local Development Corp. Rev., (Brooklyn Events Center LLC), 5.00%, 7/15/20	600,000	651,042
Buffalo & Erie County Industrial Land Development Corp. Rev., (Orchard Park CCRC, Inc.), 5.00%, 11/15/37	1,500,000	1,651,620
Build NYC Resource Corp. Rev., (Albert Einstein College of Medicine, Inc.), 5.50%, 9/1/45(1)	3,000,000	3,291,840
Build NYC Resource Corp. Rev., (Metropolitan College of New York), 5.25%, 11/1/34	750,000	791,235
Build NYC Resource Corp. Rev., (Metropolitan College of New York), 5.50%, 11/1/44	1,000,000	1,042,460
Build NYC Resource Corp. Rev., (Pratt Paper, Inc.), 5.00%, 1/1/35(1)	1,000,000	1,147,900
Glen Cove Local Economic Assistance Corp. Rev., 5.00%, 1/1/56	1,500,000	1,565,550
Hempstead Town Local Development Corp. Rev., (Molloy College), 5.00%, 7/1/38	480,000	547,786

13

	Principal Amount	Value
Metropolitan Transportation Authority Rev., 5.00%, 11/15/19	$4,000,000	$4,256,480
Nassau County Tobacco Settlement Corp. Rev., 5.00%, 6/1/35	2,000,000	1,977,020
New York City GO, 5.00%, 8/1/23	750,000	869,355
New York City GO, 5.00%, 8/1/36	900,000	1,025,649
New York City GO, VRDN, 0.97%, 12/1/17, resets daily off the remarketing agent (LOC: Bank of New York Mellon)	1,200,000	1,200,000
New York City GO, VRDN, 0.99%, 12/1/17, resets daily off the remarketing agent (LOC: Bank of the West)	1,000,000	1,000,000
New York City Industrial Development Agency Rev., (TrIPs Obligated Group), 5.00%, 7/1/28	1,000,000	1,077,780
New York Counties Tobacco Trust Rev., 4.00%, 6/1/51	1,500,000	1,387,950
New York Counties Tobacco Trust Rev., 5.00%, 6/1/51	1,000,000	1,028,700
New York Liberty Development Corp. Rev., (3 World Trade Center LLC), 5.00%, 11/15/44(1)	7,000,000	7,530,670
New York Liberty Development Corp. Rev., (Goldman Sachs Headquarters LLC), 5.25%, 10/1/35	1,030,000	1,303,784
New York State Dormitory Authority Rev., (New York University), 5.00%, 7/1/26	500,000	581,330
New York State Dormitory Authority Rev., (Orange Regional Medical Center Obligated Group), 5.00%, 12/1/27(1)	1,000,000	1,138,440
New York State Dormitory Authority Rev., (Touro College and University System Obligated Group), 5.50%, 1/1/44	850,000	933,861
New York Transportation Development Corp. Rev., (American Airlines, Inc.), 5.00%, 8/1/31 (GA: American Airlines Group)	5,000,000	5,324,200
New York Transportation Development Corp. Rev., (Laguardia Gateway Partners LLC), 5.25%, 1/1/50	4,500,000	4,993,695
New York Transportation Development Corp. Rev., (Terminal One Group Association LP), 5.00%, 1/1/22	1,000,000	1,107,310
New York Transportation Development Corp. Rev., (Terminal One Group Association LP), 5.00%, 1/1/23	1,000,000	1,120,470
Newburgh GO, 5.625%, 6/15/33	1,400,000	1,545,838
Port Authority of New York & New Jersey Rev., (JFK International Air Terminal LLC), 6.00%, 12/1/36	2,000,000	2,224,400
Westchester County Local Development Corp. Rev., (Pace University), 5.50%, 5/1/42	1,655,000	1,864,722
Westchester County Local Development Corp. Rev., (Westchester County Health Care Corp. Obligated Group), 5.00%, 11/1/21	1,565,000	1,721,437
Westchester County Local Development Corp. Rev., (Westchester County Health Care Corp. Obligated Group), 5.00%, 11/1/23	1,000,000	1,136,500
		57,039,024
North Carolina — 0.5%
North Carolina Medical Care Commission Rev., (Maryfield, Inc.), 5.00%, 10/1/35	1,000,000	1,053,050
North Carolina Medical Care Commission Rev., (Southminster, Inc.), 5.00%, 10/1/37	1,500,000	1,621,950
		2,675,000
Ohio — 4.2%
Buckeye Tobacco Settlement Financing Authority Rev., 5.125%, 6/1/24	2,000,000	1,874,720
Buckeye Tobacco Settlement Financing Authority Rev., 5.75%, 6/1/34	2,000,000	1,875,000
Buckeye Tobacco Settlement Financing Authority Rev., 5.875%, 6/1/47	7,000,000	6,667,570
Centerville Rev., (Graceworks Lutheran Services), 5.00%, 11/1/25	1,420,000	1,562,909

14

	Principal Amount	Value
Cleveland Airport System Rev., 5.00%, 1/1/26 (AGM)	$2,000,000	$2,323,760
Cuyahoga County Rev., (MetroHealth System), 5.00%, 2/15/24	1,250,000	1,390,375
Cuyahoga County Rev., (MetroHealth System), 5.00%, 2/15/28	1,250,000	1,405,712
Hamilton County Rev., (Life Enriching Communities Obligated Group), 5.00%, 1/1/31	1,000,000	1,097,320
Muskingum County Rev., (Genesis Health System Obligated Group), 5.00%, 2/15/44	2,500,000	2,642,575
Ohio Air Quality Development Authority Rev., (Pratt Paper, Inc.), 4.25%, 1/15/38 (GA: Pratt Industries, Inc.)(1)(6)	1,000,000	1,025,540
Ohio Air Quality Development Authority Rev., (Pratt Paper, Inc.), 4.50%, 1/15/48 (GA: Pratt Industries, Inc.)(1)(6)	1,000,000	1,040,250
Southeastern Ohio Port Authority Rev., (Marietta Area Health Care, Inc. Obligated Group), 5.00%, 12/1/43	250,000	259,248
Southeastern Ohio Port Authority Rev., (Marietta Area Health Care, Inc. Obligated Group), 5.50%, 12/1/43	550,000	592,586
		23,757,565
Oklahoma — 0.4%
Oklahoma Turnpike Authority Rev., 5.00%, 1/1/28	2,000,000	2,188,080
Oregon — 0.5%
Salem Hospital Facility Authority Rev., (Capital Manor, Inc.), 6.00%, 5/15/42	1,000,000	1,091,350
Salem Hospital Facility Authority Rev., (Capital Manor, Inc.), 6.00%, 5/15/47	1,250,000	1,361,525
Yamhill County Hospital Authority Rev., (Friendsview Manor), 4.00%, 11/15/26	500,000	518,520
		2,971,395
Pennsylvania — 6.6%
Chester County Health & Education Facilities Authority Rev., (Simpson Senior Services Obligated Group), 5.25%, 12/1/45	1,400,000	1,454,586
Chester County Industrial Development Authority Rev., (Collegium Charter School), 5.00%, 10/15/27	1,290,000	1,370,638
Chester County Industrial Development Authority Rev., (Renaissance Academy Charter School), 5.00%, 10/1/44	1,000,000	1,061,000
Crawford County Hospital Authority Rev., (Meadville Medical Center Obligated Group), 6.00%, 6/1/46	1,500,000	1,582,020
Dauphin County General Authority Rev., (Harrisburg University of Science & Technology), 5.125%, 10/15/41(1)	3,000,000	2,926,590
Delaware County Industrial Development Authority Rev., (Chester Fund For Education & the Arts), 5.125%, 6/1/46(1)	2,500,000	2,524,850
Hospitals & Higher Education Facilities Authority of Philadelphia Rev., (Temple University Health System Obligated Group), 5.00%, 7/1/34	1,000,000	1,101,440
Hospitals & Higher Education Facilities Authority of Philadelphia Rev., (Temple University Health System Obligated Group), 5.625%, 7/1/42	2,500,000	2,753,150
Lancaster County Hospital Authority Rev., (Brethren Village), 5.125%, 7/1/37	1,000,000	1,097,910
Montgomery County Industrial Development Authority Rev., (Albert Einstein Healthcare Network Obligated Group), 5.25%, 1/15/45	1,250,000	1,353,062
Northampton County General Purpose Authority Rev., (Moravian College), 5.00%, 10/1/36	2,250,000	2,526,030
Pennsylvania Turnpike Commission Rev., 5.00%, 12/1/23	265,000	305,956
Pennsylvania Turnpike Commission Rev., 5.00%, 12/1/24	890,000	1,040,624
Pennsylvania Turnpike Commission Rev., 5.00%, 12/1/25	1,100,000	1,295,470

15

	Principal Amount	Value
Pennsylvania Turnpike Commission Rev., 5.25%, 12/1/41	$2,000,000	$2,210,100
Philadelphia GO, 5.00%, 7/15/38	1,500,000	1,663,740
Philadelphia Authority for Industrial Development Rev., (First Philadelphia Preparatory Charter School), 7.25%, 6/15/43	1,500,000	1,737,585
Philadelphia Authority for Industrial Development Rev., (KIPP Philadelphia Charter School), 4.00%, 4/1/26	500,000	504,565
Philadelphia Authority for Industrial Development Rev., (KIPP Philadelphia Charter School), 5.00%, 4/1/46	2,000,000	2,046,340
Philadelphia Municipal Authority Rev., 6.50%, 4/1/19, Prerefunded at 100% of Par(7)	1,500,000	1,596,765
School District of Philadelphia GO, 5.00%, 9/1/25	2,500,000	2,867,200
Scranton-Lackawanna Health & Welfare Authority Rev., (Marywood University), 5.00%, 6/1/36	1,000,000	1,039,740
Scranton-Lackawanna Health & Welfare Authority Rev., (Marywood University), 5.00%, 6/1/46	1,050,000	1,067,430
		37,126,791
Rhode Island — 0.6%
Rhode Island Health & Educational Building Corp. Rev., (Care New England Health System Obligated Group), 5.00%, 9/1/36	2,125,000	2,262,573
Tobacco Settlement Financing Corp. Rev., 5.00%, 6/1/50	1,000,000	1,039,880
		3,302,453
South Carolina — 0.8%
Greenwood Fifty Schools Facilities, Inc. Rev., 5.00%, 12/1/19 (BAM)	500,000	530,960
Greenwood Fifty Schools Facilities, Inc. Rev., 5.00%, 12/1/20 (BAM)	1,000,000	1,090,040
Piedmont Municipal Power Agency Rev., 5.00%, 1/1/25	1,245,000	1,468,652
South Carolina Jobs-Economic Development Authority Rev., (Palmetto Health), 5.75%, 8/1/39	1,475,000	1,539,339
		4,628,991
Tennessee — 0.9%
Blount County Health & Educational Facilities Board Rev., (Asbury, Inc.), 5.00%, 1/1/31	1,700,000	1,822,910
Blount County Health & Educational Facilities Board Rev., (Asbury, Inc.), 5.00%, 1/1/37	625,000	658,044
Memphis-Shelby County Industrial Development Board Tax Allocation, 5.625%, 1/1/46	2,400,000	2,505,504
		4,986,458
Texas — 5.5%
Arlington Higher Education Finance Corp. Rev., (Leadership Prep School), 5.00%, 6/15/36	700,000	706,293
Arlington Higher Education Finance Corp. Rev., (Leadership Prep School), 5.00%, 6/15/46	1,325,000	1,331,784
Board of Managers Joint Guadalupe County-City of Seguin Hospital Rev., 5.00%, 12/1/40	1,000,000	1,034,610
Board of Managers Joint Guadalupe County-City of Seguin Hospital Rev., 5.00%, 12/1/45	2,000,000	2,062,400
Harris County Cultural Education Facilities Finance Corp. Rev., (Brazos Presbyterian Homes, Inc.), 5.00%, 1/1/37	1,750,000	1,829,135
Houston Rev., 5.00%, 9/1/39	1,000,000	1,116,040
Houston Airport System Rev. (United Airlines, Inc.), 5.00%, 7/15/20	2,000,000	2,131,980
Love Field Airport Modernization Corp. Rev., (Southwest Airlines Co.), 5.25%, 11/1/40	500,000	548,060
Mission Economic Development Corp. Rev., (Natgasoline LLC), 5.75%, 10/1/31(1)	1,500,000	1,573,260

16

	Principal Amount	Value
New Hope Cultural Education Facilities Finance Corp. Rev., (Carillon, Inc.), 5.00%, 7/1/46	$1,000,000	$1,013,180
New Hope Cultural Education Facilities Finance Corp. Rev., (Jubilee Academic Center, Inc.), 5.00%, 8/15/46(1)	2,000,000	1,996,820
New Hope Cultural Education Facilities Finance Corp. Rev., (Jubilee Academic Center, Inc.), 5.125%, 8/15/47(1)	1,000,000	1,006,440
New Hope Cultural Education Facilities Finance Corp. Rev., (MRC Crestview), 4.00%, 11/15/26	2,000,000	2,066,900
New Hope Cultural Education Facilities Finance Corp. Rev., (MRC Senior Living), 3.25%, 11/15/22	1,000,000	986,480
North East Texas Regional Mobility Authority Rev., 5.00%, 1/1/31	1,805,000	2,044,162
Pottsboro Higher Education Finance Corp. Rev., (Imagine International Academy of North Texas), 5.00%, 8/15/46	1,000,000	1,013,300
Tarrant County Cultural Education Facilities Finance Corp. Rev., (Buckner Senior Living, Inc.), 6.75%, 11/15/47	2,500,000	2,792,200
Texas Private Activity Bond Surface Transportation Corp. Rev., (LBJ Infrastructure Group LLC), 7.00%, 6/30/40	3,000,000	3,375,810
Texas Public Finance Authority Rev., (Texas Southern University), 5.00%, 5/1/21 (BAM)	2,045,000	2,253,938
		30,882,792
Vermont — 0.2%
Vermont Educational & Health Buildings Financing Agency Rev., (University of Vermont Health Network Obligated Group), 5.00%, 12/1/24	1,000,000	1,167,500
Virginia — 2.6%
Cherry Hill Community Development Authority Special Assessment, 5.40%, 3/1/45(1)	1,000,000	1,030,710
Dullles Town Center Community Development Authority Special Assessment, 4.25%, 3/1/26	1,750,000	1,756,650
Lexington Industrial Development Authority Rev., (Lexington Retirement Community, Inc.), 2.75%, 1/1/26	1,500,000	1,477,500
Lower Magnolia Green Community Development Authority Special Assessment, 5.00%, 3/1/45(1)	980,000	995,396
Mosaic District Community Development Authority Special Assessment, 6.875%, 3/1/36	1,000,000	1,091,600
Prince William County Industrial Development Authority Rev., (Westminster Presbyterian Retirement Community, Inc.), 5.00%, 1/1/26	1,165,000	1,310,508
Suffolk Economic Development Authority Rev., (United Church Homes & Services Obligated Group), 5.00%, 9/1/25	1,960,000	2,194,436
Tobacco Settlement Financing Corp. Rev., 5.00%, 6/1/47	1,000,000	967,920
Virginia Small Business Financing Authority Rev., (I-66 Express Mobility Partners LLC), 5.00%, 12/31/49	500,000	561,845
Virginia Small Business Financing Authority Rev., (I-66 Express Mobility Partners LLC), 5.00%, 12/31/52	500,000	557,530
Virginia Small Business Financing Authority Rev., (I-66 Express Mobility Partners LLC), 5.00%, 12/31/56	1,500,000	1,662,315
Washington County Industrial Development Authority Rev., (Mountain States Health Alliance Obligated Group), 7.75%, 7/1/38	1,200,000	1,272,192
		14,878,602
Washington — 1.2%
Port of Seattle Industrial Development Corp. Rev., (Delta Air Lines, Inc.), 5.00%, 4/1/30	1,000,000	1,100,800
Seattle Municipal Light & Power Rev., VRDN, 1.64%, 12/7/17, resets weekly off the MUNIPSA plus 0.68%	750,000	751,665

17

	Principal Amount	Value
Washington State Housing Finance Commission Rev., (Bayview Manor Homes Obligated Group), 4.00%, 7/1/26(1)	$1,155,000	$1,167,243
Washington State Housing Finance Commission Rev., (Heron's Key Obligated Group), 7.00%, 7/1/50(1)	1,250,000	1,338,450
Washington State Housing Finance Commission Rev., (Spokane United Methodist Homes Obligated Group), 7.50%, 1/1/49(1)	2,000,000	2,343,540
		6,701,698
West Virginia — 0.4%
Monongalia County Commission Special District Rev., 5.50%, 6/1/37(1)	1,050,000	1,086,645
Monongalia County Commission Special District Rev., 5.75%, 6/1/43(1)	500,000	520,770
West Virginia Economic Development Authority Rev., (Morgantown Energy Associates), 2.875%, 12/15/26	865,000	848,210
		2,455,625
Wisconsin — 3.0%
Public Finance Authority Rev., 7.00%, 12/1/50(1)	5,000,000	5,847,650
Public Finance Authority Rev., (Bancroft Neurohealth/Bancroft Rehabilitation Services Obligated Group), 5.00%, 6/1/24(1)	1,575,000	1,697,850
Public Finance Authority Rev., (Bancroft Neurohealth/Bancroft Rehabilitation Services Obligated Group), 5.125%, 6/1/48(1)	1,000,000	1,012,700
Public Finance Authority Rev., (Mary's Woods at Marylhurst, Inc.), 3.95%, 11/15/24(1)	1,250,000	1,271,100
Public Finance Authority Rev., (Roseman University of Health Sciences), 5.50%, 4/1/32	2,000,000	2,183,760
Public Finance Authority Rev., (Wittenberg University), 5.25%, 12/1/39(1)	1,500,000	1,412,400
Wisconsin Health & Educational Facilities Authority Rev., (Beloit College), 5.00%, 7/1/36	625,000	687,112
Wisconsin Health & Educational Facilities Authority Rev., (Beloit College), 5.00%, 7/1/39	1,550,000	1,698,056
Wisconsin Health & Educational Facilities Authority Rev., (Mile Bluff Medical Center, Inc.), 5.75%, 5/1/39	1,000,000	1,031,240
		16,841,868
TOTAL INVESTMENT SECURITIES — 99.3% (Cost $543,654,932)		562,175,537
OTHER ASSETS AND LIABILITIES — 0.7%		4,190,564
TOTAL NET ASSETS — 100.0%		$566,366,101

18

NOTES TO SCHEDULE OF INVESTMENTS
AGC	-	Assured Guaranty Corporation
AGM	-	Assured Guaranty Municipal Corporation
BAM	-	Build America Mutual Assurance Company
COP	-	Certificates of Participation
GA	-	Guaranty Agreement
GO	-	General Obligation
LOC	-	Letter of Credit
MUNIPSA	-	SIFMA Municipal Swap Index
NATL	-	National Public Finance Guarantee Corporation
Q-SBLF	-	Qualified School Board Loan Fund
resets	-	The frequency with which a security's coupon changes, based on current market conditions or an underlying index.
VRDN	-	Variable Rate Demand Note. Interest reset date is indicated. Rate shown is effective at the period end.

(1)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $95,392,730, which represented 16.8% of total net assets.

(2)	Security is a zero-coupon bond. Zero-coupon securities are issued at a substantial discount from their value at maturity.

(3)	Coupon rate adjusts periodically based upon a predetermined schedule. Interest reset date is indicated. Rate shown is effective at the period end.

(4)	Non-income producing.

(5)	Security is in default.

(6)	When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.

(7)	Escrowed to maturity in U.S. government securities or state and local government securities.

See Notes to Financial Statements.

19

Statement of Assets and Liabilities

NOVEMBER 30, 2017 (UNAUDITED)
Assets
Investment securities, at value (cost of $543,654,932)	$562,175,537
Cash	136,835
Receivable for investments sold	421,000
Receivable for capital shares sold	353,283
Interest receivable	8,269,875
571,356,530

Liabilities
Payable for investments purchased	3,612,405
Payable for capital shares redeemed	912,465
Accrued management fees	239,980
Distribution and service fees payable	21,015
Dividends payable	204,564
4,990,429

Net Assets	$566,366,101

Net Assets Consist of:
Capital paid in	$571,891,651
Distributions in excess of net investment income	(32,412)
Accumulated net realized loss	(24,013,743)
Net unrealized appreciation	18,520,605
$566,366,101

	Net Assets	Shares Outstanding	Net Asset Value Per Share
Investor Class	$315,859,270	32,773,169	$9.64
I Class	$183,736,889	19,065,156	$9.64
Y Class	$16,835,008	1,747,726	$9.63
A Class	$32,678,239	3,391,275	$9.64*
C Class	$17,256,695	1,791,532	$9.63
*Maximum offering price $10.09 (net asset value divided by 0.955).

See Notes to Financial Statements.

20

Statement of Operations

FOR THE SIX MONTHS ENDED NOVEMBER 30, 2017 (UNAUDITED)
Investment Income (Loss)
Income:
Interest	$11,521,035

Expenses:
Management fees	1,423,799
Distribution and service fees:
A Class	41,823
C Class	90,659
Trustees' fees and expenses	16,160
Other expenses	231
1,572,672

Net investment income (loss)	9,948,363

Realized and Unrealized Gain (Loss)

Net realized gain (loss) on investment transactions	762,250

Change in net unrealized appreciation (depreciation) on investments	3,106,117

Net realized and unrealized gain (loss)	3,868,367

Net Increase (Decrease) in Net Assets Resulting from Operations	$13,816,730

See Notes to Financial Statements.

21

Statement of Changes in Net Assets

SIX MONTHS ENDED NOVEMBER 30, 2017 (UNAUDITED) AND YEAR ENDED MAY 31, 2017
Increase (Decrease) in Net Assets	November 30, 2017	May 31, 2017
Operations
Net investment income (loss)	$9,948,363	$18,174,856
Net realized gain (loss)	762,250	6,363,615
Change in net unrealized appreciation (depreciation)	3,106,117	(18,031,111)
Net increase (decrease) in net assets resulting from operations	13,816,730	6,507,360

Distributions to Shareholders
From net investment income:
Investor Class	(5,917,123)	(12,798,204)
I Class	(2,919,448)	(2,723,163)
Y Class	(248,833)	(27)
A Class	(572,015)	(2,031,424)
C Class	(242,016)	(560,604)
Decrease in net assets from distributions	(9,899,435)	(18,113,422)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	44,182,738	21,416,644

Net increase (decrease) in net assets	48,100,033	9,810,582

Net Assets
Beginning of period	518,266,068	508,455,486
End of period	$566,366,101	$518,266,068

Distributions in excess of net investment income	$(32,412)	$(81,340)

See Notes to Financial Statements.

22

Notes to Financial Statements

NOVEMBER 30, 2017 (UNAUDITED)

1. Organization

American Century Municipal Trust (the trust) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Massachusetts business trust. High-Yield Municipal Fund (the fund) is one fund in a series issued by the trust. The fund’s investment objective is to seek high current income that is exempt from federal income tax. The fund also seeks capital appreciation as a secondary objective.

The fund offers the Investor Class, I Class, Y Class, A Class and C Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge. Sale of the
Y Class commenced on April 10, 2017.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Municipal securities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

23

Segregated Assets — In accordance with the 1940 Act, the fund segregates assets on its books and records to cover certain types of investments, including, but not limited to, futures contracts and when-issued securities. American Century Investment Management, Inc. (ACIM) (the investment advisor) monitors, on a daily basis, the securities segregated to ensure the fund designates a sufficient amount of liquid assets, marked-to-market daily. The fund may also receive assets or be required to pledge assets at the custodian bank or with a broker for margin requirements on futures contracts.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income, if any, are declared daily and paid monthly. Distributions from net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Certain officers and trustees of the trust are also officers and/or directors of American Century Companies, Inc. (ACC). The trust's investment advisor, ACIM, the trust's distributor, American Century Investment Services, Inc. (ACIS), and the trust's transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC.

Management Fees — The trust has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution and service fees, brokerage expenses, taxes, interest, fees and expenses of the independent trustees (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The difference in the fee among the classes is a result of their separate arrangements for non-Rule 12b-1 shareholder services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund’s assets, which do not vary by class. The fee consists of (1) an Investment Category Fee based on the daily net assets of the fund and certain other accounts managed by the investment advisor that are in the same broad investment category as the fund and (2) a Complex Fee based on the assets of all the funds in the American Century Investments family of funds.

The Investment Category Fee range, the Complex Fee range and the effective annual management fee for each class for the period ended November 30, 2017 are as follows:

	Investment Category Fee Range	Complex Fee Range	Effective Annual Management Fee
Investor Class	0.2925% to 0.4100%	0.2500% to 0.3100%	0.59%
I Class		0.0500% to 0.1100%	0.39%
Y Class		0.0200% to 0.0800%	0.36%
A Class		0.2500% to 0.3100%	0.59%
C Class		0.2500% to 0.3100%	0.59%

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Distribution and Service Fees — The Board of Trustees has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class and C Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the period ended November 30, 2017 are detailed in the Statement of Operations.

Trustees’ Fees and Expenses — The Board of Trustees is responsible for overseeing the investment advisor’s management and operations of the fund. The trustees receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund’s officers do not receive compensation from the fund.

Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Trustees. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. During the period, the interfund purchases and sales were $21,720,000 and $33,155,000, respectively. The interfund transactions had no effect on the Statement of Operations in net realized gain (loss) on investment transactions.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the period ended November 30, 2017 were $158,139,530 and $112,116,415, respectively.

25

5. Capital Share Transactions

Transactions in shares of the fund were as follows (unlimited number of shares authorized):

	Six months ended November 30, 2017		Year ended May 31, 2017(1)
	Shares	Amount	Shares	Amount
Investor Class
Sold	4,767,851	$45,908,967	20,125,061	$192,437,010
Issued in reinvestment of distributions	523,659	5,033,356	1,126,992	10,747,151
Redeemed	(8,876,428)	(85,236,696)	(21,673,963)	(204,945,436)
	(3,584,918)	(34,294,373)	(421,910)	(1,761,275)
I Class
Sold	9,152,887	88,181,538	10,194,310	98,786,369
Issued in reinvestment of distributions	282,439	2,715,661	287,062	2,719,061
Redeemed	(2,743,521)	(26,450,301)	(1,568,687)	(14,805,416)
	6,691,805	64,446,898	8,912,685	86,700,014
Y Class
Sold	1,838,763	17,563,228	532	5,000
Issued in reinvestment of distributions	25,848	248,833	3	27
Redeemed	(117,420)	(1,131,264)	—
	1,747,191	16,680,797	535	5,027
A Class
Sold	274,283	2,632,995	1,427,759	13,719,267
Issued in reinvestment of distributions	50,678	487,041	197,095	1,888,572
Redeemed	(414,455)	(3,988,495)	(7,527,097)	(72,724,610)
	(89,494)	(868,459)	(5,902,243)	(57,116,771)
C Class
Sold	35,475	340,993	192,501	1,838,802
Issued in reinvestment of distributions	20,097	193,032	43,639	416,217
Redeemed	(241,010)	(2,316,150)	(909,567)	(8,665,370)
	(185,438)	(1,782,125)	(673,427)	(6,410,351)
Net increase (decrease)	4,579,146	$44,182,738	1,915,640	$21,416,644

(1)	April 10, 2017 (commencement of sale) through May 31, 2017 for the Y Class.

6. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

As of period end, the fund’s investment securities were classified as Level 2. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

26

7. Risk Factors

The fund invests in lower-rated debt securities, which are subject to substantial risks including liquidity risk and credit risk.

8. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$543,654,932
Gross tax appreciation of investments	$23,180,953
Gross tax depreciation of investments	(4,660,348)
Net tax appreciation (depreciation) of investments	$18,520,605

The cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.

As of May 31, 2017, the fund had accumulated short-term capital losses of $(22,323,004), which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations. Capital loss carryovers of $(11,481,481) and $(10,841,523) expire in 2018 and 2019, respectively.

As of May 31, 2017, the fund had post-October capital loss deferrals of $(2,774,678), which represent certain qualified losses that the fund has elected to treat as having been incurred in the following fiscal year for federal income tax purposes.

9. Recently Issued Accounting Standards

In March 2017, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update No.2017-08, “Receivables - Nonrefundable Fees and Other Costs (Subtopic 310-20), Premium Amortization on Purchased Callable Debt Securities” (ASU 2017-08). ASU 2017-08 amends the amortization period for certain purchased callable debt securities held at a premium, shortening such period to the earliest call date. The amendments are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. Management is currently evaluating the impact that adopting ASU 2017-08 will have on the financial statements.

27

Financial Highlights

For a Share Outstanding Throughout the Years Ended May 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2017(3)	$9.56	0.18	0.08	0.26	(0.18)	$9.64	2.71%	0.60%(4)	3.68%(4)	21%	$315,859
2017	$9.73	0.33	(0.17)	0.16	(0.33)	$9.56	1.75%	0.60%	3.51%	80%	$347,732
2016	$9.36	0.35	0.37	0.72	(0.35)	$9.73	7.90%	0.60%	3.72%	41%	$357,757
2015	$9.25	0.39	0.11	0.50	(0.39)	$9.36	5.43%	0.60%	4.12%	48%	$254,276
2014	$9.55	0.39	(0.30)	0.09	(0.39)	$9.25	1.21%	0.60%	4.40%	87%	$234,790
2013	$9.32	0.40	0.23	0.63	(0.40)	$9.55	6.85%	0.60%	4.16%	111%	$265,529
I Class
2017(3)	$9.56	0.19	0.08	0.27	(0.19)	$9.64	2.81%	0.40%(4)	3.88%(4)	21%	$183,737
2017	$9.73	0.36	(0.18)	0.18	(0.35)	$9.56	1.95%	0.40%	3.71%	80%	$118,346
2016	$9.36	0.37	0.37	0.74	(0.37)	$9.73	8.12%	0.40%	3.92%	41%	$33,660
2015	$9.25	0.40	0.11	0.51	(0.40)	$9.36	5.64%	0.40%	4.32%	48%	$22,816
2014	$9.56	0.41	(0.31)	0.10	(0.41)	$9.25	1.31%	0.40%	4.60%	87%	$13,321
2013	$9.32	0.42	0.24	0.66	(0.42)	$9.56	7.17%	0.40%	4.36%	111%	$4,273
Y Class
2017(3)	$9.56	0.19	0.07	0.26	(0.19)	$9.63	2.72%	0.37%(4)	3.91%(4)	21%	$16,835
2017(5)	$9.40	0.05	0.16	0.21	(0.05)	$9.56	2.25%	0.37%(4)	3.88%(4)	80%(6)	$5

For a Share Outstanding Throughout the Years Ended May 31 (except as noted)
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations:						Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
A Class
2017(3)	$9.56	0.17	0.07	0.24	(0.16)	$9.64	2.58%	0.85%(4)	3.43%(4)	21%	$32,678
2017	$9.73	0.31	(0.17)	0.14	(0.31)	$9.56	1.50%	0.85%	3.26%	80%	$33,286
2016	$9.36	0.33	0.37	0.70	(0.33)	$9.73	7.64%	0.85%	3.47%	41%	$91,271
2015	$9.25	0.36	0.11	0.47	(0.36)	$9.36	5.17%	0.85%	3.87%	48%	$69,573
2014	$9.55	0.37	(0.30)	0.07	(0.37)	$9.25	0.96%	0.85%	4.15%	87%	$74,515
2013	$9.32	0.37	0.24	0.61	(0.38)	$9.55	6.58%	0.85%	3.91%	111%	$104,785
C Class
2017(3)	$9.56	0.13	0.07	0.20	(0.13)	$9.63	2.09%	1.60%(4)	2.68%(4)	21%	$17,257
2017	$9.72	0.24	(0.16)	0.08	(0.24)	$9.56	0.85%	1.60%	2.51%	80%	$18,898
2016	$9.35	0.26	0.37	0.63	(0.26)	$9.72	6.84%	1.60%	2.72%	41%	$25,767
2015	$9.25	0.29	0.10	0.39	(0.29)	$9.35	4.28%	1.60%	3.12%	48%	$25,272
2014	$9.55	0.30	(0.30)	—	(0.30)	$9.25	0.21%	1.60%	3.40%	87%	$26,244
2013	$9.32	0.30	0.24	0.54	(0.31)	$9.55	5.91%	1.60%	3.16%	111%	$34,865

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.

(3)	Six months ended November 30, 2017 (unaudited).

(4)	Annualized.

(5)	April 10, 2017 (commencement of sale) through May 31, 2017.

(6)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended May 31, 2017.

See Notes to Financial Statements.

Approval of Management Agreement

At a meeting held on June 14, 2017, the Fund’s Board of Trustees (the "Board") unanimously approved the renewal of the management agreement pursuant to which American Century Investment Management, Inc. (the “Advisor”) acts as the investment advisor for the Fund. Under Section 15(c) of the Investment Company Act, contracts for investment advisory services are required to be reviewed, evaluated, and approved by a majority of a fund’s directors/trustees, including a majority of the independent Trustees, each year. The Board regards this annual evaluation and renewal as one of its most important responsibilities.

The independent Trustees have memorialized a statement regarding the relationship between their ongoing obligations to oversee and evaluate the performance of the Advisor and their annual consideration of renewal of the management agreement. In that statement, the independent Trustees noted that their assessment of the Advisor’s performance is an ongoing process that takes place over the entire year and is informed by all of the extensive information that the Board and its committees receive and consider over time. This information, together with the additional materials provided specifically in connection with the review, are central to the Board’s assessment of the Advisor’s performance and its determination whether to renew the Fund’s management agreement.

Prior to its consideration of the renewal of the management agreement, the Board requested and reviewed extensive data and analysis relating to the proposed renewal. This information and analysis was compiled by the Advisor and certain independent providers of evaluation data concerning the Fund and the services provided to the Fund by the Advisor.

In connection with its consideration of the renewal of the management agreement, the Board’s review and evaluation of the services provided by the Advisor included, but was not limited to, the following:

•	the nature, extent, and quality of investment management, shareholder services, and other services provided by the Advisor to the Fund;

•	the wide range of other programs and services the Advisor provides to the Fund and its shareholders on a routine and non-routine basis;

•
the investment performance of the Fund, including data comparing the Fund’s performance to appropriate benchmarks and/or a peer group of other mutual funds with similar investment objectives and strategies;

•	the cost of owning the Fund compared to the cost of owning similar funds;

•	the compliance policies, procedures, and regulatory experience of the Advisor and the Fund's service providers;

•	financial data showing the cost of services provided to the Fund, the profitability of the Fund to the Advisor, and the overall profitability of the Advisor;

•	strategic plans of the Advisor;

•	possible economies of scale associated with the Advisor’s management of the Fund and other accounts under its management;

•	data comparing services provided and charges to the Advisor's other investment management clients;

•	acquired fund fees and expenses;

•
payments and practices by the Fund and the Advisor regarding financial intermediaries whose clients are investors in the Fund, the nature of services provided by intermediaries, and the terms of share classes utilized; and

•	any collateral benefits derived by the Advisor from the management of the Fund.

31

In keeping with its practice, the Board held two in-person meetings to review and discuss the information provided in response to their request and held active discussions with the Advisor regarding the renewal of the management agreement. The independent Trustees had the benefit of the advice of their independent counsel throughout the process.

Factors Considered

The Trustees considered all of the information provided by the Advisor, the independent data providers, and the independent Trustees’ independent counsel in connection with the approval. They determined that the information was sufficient for them to evaluate the management agreement for the Fund. In connection with their review, the Trustees did not identify any single factor as being all-important or controlling and each Trustee may have attributed different levels of importance to different factors. In deciding to renew the management agreement, the Board based its decision on a number of factors, including without limitation the following:

Nature, Extent and Quality of Services - Generally. Under the management agreement, the Advisor is responsible for providing or arranging for all services necessary for the operation of the Fund. The Board noted that the Advisor provides or arranges at its own expense a wide variety of services including without limitation the following:

•	constructing and designing the Fund

•	portfolio research and security selection

•	initial capitalization/funding

•	securities trading

•	Fund administration

•	custody of Fund assets

•	daily valuation of the Fund’s portfolio

•	shareholder servicing and transfer agency, including shareholder confirmations, recordkeeping, and communications

•	legal services (except the independent Trustees’ counsel)

•	regulatory and portfolio compliance

•	financial reporting

•	marketing and distribution (except amounts paid by the Fund under Rule 12b-1 plans)

The Board noted that many of these services have expanded over time in terms of both quantity and complexity in response to shareholder demands, competition in the industry, changing distribution channels, and the changing regulatory environment.

Investment Management, Shareholder, and Other Services. The nature of the investment management services provided to the Fund is quite complex and allows Fund shareholders access to professional money management, instant diversification of their investments within an asset class, the opportunity to easily diversify among asset classes by investing in or exchanging among various American Century Investments funds, and liquidity. In evaluating investment performance, the Board expects the Advisor to manage the Fund in accordance with its investment objectives and approved strategies. Further, the Trustees recognize that the Advisor has an obligation to seek the best execution of fund trades. In providing these services, the Advisor utilizes teams of investment professionals (portfolio managers, analysts, research assistants, and securities traders) who require extensive information technology, research, training, compliance, and other systems to conduct their business. The Board, directly and through its Portfolio Committee, regularly reviews investment performance information for the Fund, together with comparative information for appropriate benchmarks and/or peer groups of similarly-managed funds, over different time horizons. The Trustees also review detailed performance information provided by the Advisor during the management agreement approval process. If performance concerns are identified, the Fund receives special reviews until performance improves, during which the Board discusses with the Advisor the reasons for such results (e.g., market conditions, security selection) and any efforts being undertaken to improve performance. The Fund’s performance was below its benchmark for

32

the one-, three-, five-, and ten-year periods reviewed by the Board. The Board discussed the Fund’s performance with the Advisor and was satisfied with the efforts being undertaken by the Advisor. The Board found the investment management services provided by the Advisor to the Fund to be satisfactory and consistent with the management agreement.

Under the management agreement, the Advisor provides the Fund with a comprehensive package of transfer agency, shareholder, and other services. The Board, directly and through various committees of the Board, regularly reviews reports and evaluations of such services at its regular meetings. These reports include, but are not limited to, information regarding the operational efficiency and accuracy of the shareholder and transfer agency services provided, staffing levels, shareholder satisfaction (as measured by external as well as internal sources), technology support, new products and services offered to Fund shareholders, securities trading activities, portfolio valuation services, auditing services, and legal and operational compliance activities. Certain aspects of shareholder and transfer agency service level efficiency and the quality of securities trading activities are measured by independent third party providers and are presented in comparison to other fund groups not managed by the Advisor.

The Board found the services provided by the Advisor to the Fund under the management agreement to be competitive and of high quality.

Costs of Services and Profitability. The Advisor provides detailed information concerning its cost of providing various services to the Fund, its profitability in managing the Fund, its overall profitability, and its financial condition. The Trustees have reviewed with the Advisor the methodology used to prepare this financial information. This information is considered in evaluating the Advisor’s financial condition, its ability to continue to provide services under the management agreement, and the reasonableness of the current management fee. The Board concluded that the Advisor’s profits were reasonable in light of the services provided to the Fund.

Economies of Scale. The Board also reviewed information provided by the Advisor regarding the possible existence of economies of scale in connection with the management of the Fund. The Board concluded that economies of scale are difficult to measure and predict with precision, especially on a fund-by-fund basis. The Board concluded that the Advisor is appropriately sharing economies of scale through its competitive fee structure, offering competitive fees from fund inception, and through reinvestment in its business to provide shareholders enhanced and expanded services.

Comparison to Other Funds’ Fees. The management agreement provides that the Fund pays the Advisor a single, all-inclusive (or unified) management fee for providing all services necessary for the management and operation of the Fund, other than brokerage expenses, expenses attributable to short sales, taxes, interest, extraordinary expenses, the fees and expenses of the Fund’s independent Trustees (including their independent legal counsel), and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. Under the unified fee structure, the Advisor is responsible for providing all investment advisory, custody, audit, administrative, compliance, recordkeeping, marketing, and shareholder services, or arranging and supervising third parties to provide such services. By contrast, most other funds are charged a variety of fees, including an investment advisory fee, a transfer agency fee, an administrative fee, distribution charges, and other expenses. Other than their investment advisory fees and any applicable Rule 12b-1 distribution fees, all other components of the total fees charged by these other funds may be increased without shareholder approval. The Board believes the unified fee structure is a benefit to Fund shareholders because it clearly discloses to shareholders the cost of owning Fund shares, and, since the unified fee cannot be increased without a vote of Fund shareholders, it shifts to the Advisor the risk of increased costs of operating the Fund and provides a direct incentive to minimize administrative inefficiencies. Part of the Board’s analysis of fee levels involves reviewing certain evaluative data compiled by an independent provider and comparing the Fund’s unified fee to the total expense ratio of peer funds. The unified fee charged to shareholders of the Fund was

33

below the median of the total expense ratios of the Fund’s peer universe. The Board concluded that the management fee paid by the Fund to the Advisor under the management agreement is reasonable in light of the services provided to the Fund.

Comparison to Fees and Services Provided to Other Clients of the Advisor. The Board also requested and received information from the Advisor concerning the nature of the services, fees, costs, and profitability of its advisory services to advisory clients other than the Fund. They observed that these varying types of client accounts require different services and involve different regulatory and entrepreneurial risks than the management of the Fund. The Board analyzed this information and concluded that the fees charged and services provided to the Fund were reasonable by comparison.

Payments to Intermediaries. The Trustees also requested and received a description of payments made to intermediaries by the Fund and the Advisor and services provided by intermediaries. These payments include various payments made by the Fund or the Advisor to different types of intermediaries and recordkeepers for distribution and service activities provided for the Fund. The Trustees reviewed such information and received representations from the Advisor that all such payments by the Fund were made pursuant to the Fund's Rule 12b-1 Plan and that all such payments by the Advisor were made from the Advisor's resources and reasonable profits. The Board found the payments to be reasonable in scope and purpose.

Collateral or “Fall-Out” Benefits Derived by the Advisor. The Board considered the existence of collateral benefits the Advisor may receive as a result of its relationship with the Fund. The Board noted that the Advisor’s primary business is managing mutual funds and it generally does not use fund or shareholder information to generate profits in other lines of business, and therefore does not derive any significant collateral benefits from them. The Board noted that the Advisor receives proprietary research from broker-dealers that execute fund portfolio transactions. The Board also determined that the Advisor is able to provide investment management services to certain clients other than the Fund, at least in part, due to its existing infrastructure built to serve the fund complex. The Board noted that the assets of those other accounts are, where applicable, included with the assets of the Fund to determine breakpoints in the management fee schedule.

Existing Relationship. The Board also considered whether there was any reason for not continuing the existing arrangement with the Advisor. In this regard, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties, and other effects that could occur as a result of a decision not to continue such relationship. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Advisor’s industry standing and reputation and in the expectation that the Advisor will have a continuing role in providing advisory services to the Fund.

Conclusion of the Trustees. As a result of this process, the Board, including all of the independent Trustees and assisted by the advice of independent legal counsel, taking into account all of the factors discussed above and the information provided by the Advisor and others in connection with its review and throughout the year, concluded that the management agreement between the Fund and the Advisor is fair and reasonable in light of the services provided and should be renewed.

34

Additional Information

Proxy Voting Policies

Descriptions of the principles and policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund are available without charge, upon request, by calling 1-800-345-2021 or visiting the "About Us" page of American Century Investments’ website at americancentury.com. A description of the policies is also available on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the "About Us" page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

35

Notes

36

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century Municipal Trust

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2018 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-91041 1801

Semiannual Report

November 30, 2017

Intermediate-Term Tax-Free Bond Fund

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

Jonathan Thomas

Dear Investor:

Thank you for reviewing this semiannual report for the period ended November 30, 2017. It provides a market overview (below), followed by a schedule of fund investments and other financial information. For additional commentary and information on fund performance, plus other investment insights, we encourage you to visit our website, americancentury.com.

Tax Reform Momentum Took a Toll on Municipal Bond Returns

Although municipal bond (muni) returns were slightly positive for the six months overall, performance weakened as the period progressed. Early on, U.S. Treasury yields generally moved lower against a backdrop of Federal Reserve (Fed) policy uncertainty, muted inflation, and periodic safe-haven buying triggered by North Korea’s military aggression and the potential economic fallout from an active hurricane season. In addition, optimism surrounding President Trump’s pro-growth policy agenda faded in the wake of health care and tax reform delays. Muni yields generally tracked Treasury yields lower, but munis outperformed Treasuries. In addition to benefiting from the tax-reform setback, munis benefited from healthy market fundamentals, favorable supply/demand trends, and the relative after-tax yield advantages of munis compared with Treasuries.

Treasury and muni yields headed upward in the second half of the period on a modest increase in U.S. inflation, hawkish comments from the Fed regarding its rate-hike plans for 2018, and renewed tax-reform momentum. This led to a sharp increase in muni supply late in the period, as issuers rushed to market ahead of potential tax law changes. However, that supply met with tepid demand from investors awaiting the final tax legislation.

Overall, positive returns generated early in the period offset the later losses, and munis advanced fractionally, outperforming Treasuries. High-yield munis outperformed investment-grade munis, as riskier and higher-yielding securities remained in favor with investors.

We believe broad muni market fundamentals and supply/demand dynamics should remain positive. We will continue to monitor the market landscape, including the pending tax-reform legislation, which could have significant implications for muni investors. We believe this backdrop underscores the importance of remaining focused on investment goals, using disciplined, actively managed, risk-aware strategies to uncover attractive opportunities. We appreciate your continued trust and confidence in us.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments

Fund Characteristics

NOVEMBER 30, 2017
Portfolio at a Glance
Weighted Average Maturity	9.5 years
Average Duration (Modified)	4.6 years

Top Five States and Territories	% of net assets
California	11.8%
New York	11.0%
Illinois	10.1%
Texas	8.7%
Pennsylvania	6.9%

Top Five Sectors	% of fund investments
Hospital	14%
Higher Education	11%
General Obligation (GO) - Local	10%
General Obligation (GO) - State	9%
Tollroads	9%

Types of Investments in Portfolio	% of net assets
Municipal Securities	99.9%
Other Assets and Liabilities	0.1%

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from June 1, 2017 to November 30, 2017.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or I Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 6/1/17	Ending Account Value 11/30/17	Expenses Paid During Period(1) 6/1/17 - 11/30/17	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$1,005.10	$2.36	0.47%
I Class	$1,000	$1,006.10	$1.36	0.27%
Y Class	$1,000	$1,006.20	$1.21	0.24%
A Class	$1,000	$1,003.80	$3.62	0.72%
C Class	$1,000	$1,000.00	$7.37	1.47%
Hypothetical
Investor Class	$1,000	$1,022.71	$2.38	0.47%
I Class	$1,000	$1,023.72	$1.37	0.27%
Y Class	$1,000	$1,023.87	$1.22	0.24%
A Class	$1,000	$1,021.46	$3.65	0.72%
C Class	$1,000	$1,017.70	$7.44	1.47%

(1)
Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 183, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any acquired fund fees and expenses.

Schedule of Investments

NOVEMBER 30, 2017 (UNAUDITED)

	Principal Amount	Value
MUNICIPAL SECURITIES — 99.9%
Alabama — 0.5%
Alabama 21st Century Authority Rev., 5.00%, 6/1/19	$4,510,000	$4,739,244
Houston County Health Care Authority Rev., 5.00%, 10/1/24	1,000,000	1,142,450
Houston County Health Care Authority Rev., 5.00%, 10/1/25	1,000,000	1,137,010
Houston County Health Care Authority Rev., 5.00%, 10/1/30	2,000,000	2,241,020
Infirmary Health System Special Care Facilities Financing Authority of Mobile Rev., (Infirmary Health System Obligated Group), 5.00%, 2/1/26	5,925,000	6,952,454
		16,212,178
Alaska — 0.2%
State of Alaska International Airports System Rev., 5.00%, 10/1/32	3,560,000	4,142,131
Valdez Rev., (BP Pipelines Alaska, Inc.), 5.00%, 1/1/21 (GA: BP plc)	2,600,000	2,861,716
		7,003,847
Arizona — 2.1%
Arizona Health Facilities Authority Rev., (Banner Health Obligated Group), VRDN, 1.71%, 1/2/18, resets quarterly off the remarketing agent	7,500,000	6,586,275
Arizona Industrial Development Authority Rev., (BASIS Schools, Inc. Obligated Group), 4.00%, 7/1/21(1)	500,000	513,400
Arizona Industrial Development Authority Rev., (BASIS Schools, Inc. Obligated Group), 3.00%, 7/1/22(1)	210,000	209,019
Arizona Industrial Development Authority Rev., (BASIS Schools, Inc. Obligated Group), 5.00%, 7/1/26(1)	500,000	544,310
Arizona Industrial Development Authority Rev., (BASIS Schools, Inc. Obligated Group), 4.00%, 7/1/27(1)	400,000	406,360
Arizona Industrial Development Authority Rev., (BASIS Schools, Inc. Obligated Group), 5.00%, 7/1/37(1)	600,000	629,778
Arizona Industrial Development Authority Rev., (BASIS Schools, Inc. Obligated Group), 5.00%, 7/1/47(1)	855,000	885,233
Arizona Water Infrastructure Finance Authority Rev., 5.00%, 10/1/18	3,000,000	3,090,750
Industrial Development Authority of the City of Phoenix Rev., (GreatHearts Arizona), 5.00%, 7/1/36	1,875,000	2,080,425
Industrial Development Authority of the City of Phoenix Rev., (GreatHearts Arizona), 5.00%, 7/1/41	1,200,000	1,306,596
Industrial Development Authority of the City of Phoenix Rev., (GreatHearts Arizona), 5.00%, 7/1/46	1,300,000	1,390,519
Industrial Development Authority of the City of Phoenix Rev., (Legacy Traditional School Obligated Group), 5.00%, 7/1/31(1)	10,965,000	11,822,463
Industrial Development Authority of the County of Yavapai Rev., (Yavapai Community Hospital Association), 5.00%, 8/1/27	900,000	1,028,214
Industrial Development Authority of the County of Yavapai Rev., (Yavapai Community Hospital Association), 5.00%, 8/1/28	800,000	908,760
Industrial Development Authority of the County of Yavapai Rev., (Yavapai Community Hospital Association), 5.00%, 8/1/29	650,000	733,649
Industrial Development Authority of the County of Yavapai Rev., (Yavapai Community Hospital Association), 5.00%, 8/1/30	1,625,000	1,825,005
Industrial Development Authority of the County of Yavapai Rev., (Yavapai Community Hospital Association), 5.00%, 8/1/31	1,500,000	1,677,435

	Principal Amount	Value
McAllister Academic Village LLC Rev., (Arizona State University), 5.00%, 7/1/25	$700,000	$836,059
McAllister Academic Village LLC Rev., (Arizona State University), 5.00%, 7/1/26	600,000	725,934
McAllister Academic Village LLC Rev., (Arizona State University), 5.00%, 7/1/27	1,000,000	1,206,430
Phoenix Civic Improvement Corp. Rev., 5.00%, 7/1/21	1,000,000	1,112,510
Phoenix Civic Improvement Corp. Rev., 5.00%, 7/1/22	1,250,000	1,423,713
Phoenix Civic Improvement Corp. Rev., 5.50%, 7/1/24	2,000,000	2,047,820
Phoenix Civic Improvement Corp. Rev., 5.00%, 7/1/40	3,050,000	3,311,354
Pima County Metropolitan Domestic Water Improvement District Rev., 5.25%, 7/1/18 (Ambac)(2)	1,065,000	1,089,069
Pima County Metropolitan Domestic Water Improvement District Rev., 5.25%, 7/1/18 (Ambac)	645,000	659,087
Pima County Metropolitan Domestic Water Improvement District Rev., 5.25%, 7/1/19 (Ambac)(2)	1,120,000	1,183,862
Pima County Metropolitan Domestic Water Improvement District Rev., 5.25%, 7/1/19 (Ambac)	680,000	717,026
Salt River Project Agricultural Improvement & Power District Rev., 5.00%, 1/1/18, Prerefunded at 100% of Par(2)	4,900,000	4,913,916
Salt River Project Agricultural Improvement & Power District Rev., 5.00%, 1/1/19, Prerefunded at 100% of Par(2)	4,400,000	4,563,064
Salt River Project Agricultural Improvement & Power District Rev., 5.00%, 1/1/30	10,000,000	12,294,300
		71,722,335
Arkansas — 0.1%
Baxter County Rev., (Baxter County Regional Hospital, Inc.), 5.00%, 9/1/23	1,000,000	1,117,580
Baxter County Rev., (Baxter County Regional Hospital, Inc.), 5.00%, 9/1/24	1,360,000	1,535,467
Baxter County Rev., (Baxter County Regional Hospital, Inc.), 5.00%, 9/1/25	1,155,000	1,315,187
Baxter County Rev., (Baxter County Regional Hospital, Inc.), 5.00%, 9/1/26	1,000,000	1,146,120
		5,114,354
California — 11.8%
Alameda Corridor Transportation Authority Rev., 4.00%, 10/1/21	700,000	767,543
Alameda Corridor Transportation Authority Rev., 4.00%, 10/1/23	1,000,000	1,115,260
Alameda Corridor Transportation Authority Rev., 5.00%, 10/1/24	1,000,000	1,183,470
Alameda Corridor Transportation Authority Rev., 5.00%, 10/1/36	7,065,000	8,053,182
Anaheim Public Financing Authority Rev., Capital Appreciation, 0.00%, 9/1/18 (AGM)(3)	2,585,000	2,559,150
Anaheim Public Financing Authority Rev., 5.00%, 5/1/24	1,500,000	1,776,300
Anaheim Public Financing Authority Rev., Capital Appreciation, 0.00%, 9/1/25 (AGM)(3)	2,000,000	1,606,520
Anaheim Public Financing Authority Rev., 5.00%, 5/1/26	2,000,000	2,357,840
Anaheim Public Financing Authority Rev., 5.00%, 5/1/27	1,725,000	2,029,100
Anaheim Public Financing Authority Rev., 5.00%, 5/1/30	1,750,000	2,044,770
Anaheim Public Financing Authority Rev., 5.00%, 5/1/31	2,000,000	2,331,680
Anaheim Public Financing Authority Rev., 5.00%, 5/1/32	2,000,000	2,326,480
Anaheim Public Financing Authority Rev., 5.00%, 5/1/33	1,800,000	2,089,170
Bay Area Toll Authority Rev., VRDN, 1.66%, 12/7/17, resets weekly off the remarketing agent	2,000,000	2,009,580

	Principal Amount	Value
Bay Area Toll Authority Rev., VRDN, 2.06%, 12/7/17, resets weekly off the remarketing agent	$3,750,000	$3,848,025
California County Tobacco Securitization Agency Rev., (Los Angeles County Securitization Corp.), 5.45%, 6/1/28	2,000,000	2,034,360
California Educational Facilities Authority Rev., (Pomona College), 5.00%, 1/1/24	3,500,000	3,634,715
California Health Facilities Financing Authority Rev., (Adventist Health System/West Obligated Group), 5.75%, 9/1/19, Prerefunded at 100% of Par(2)	2,500,000	2,681,925
California Health Facilities Financing Authority Rev., (Children's Hospital of Orange County), 6.50%, 11/1/38 (GA: Children's Healthcare of California)	10,000,000	10,966,900
California Health Facilities Financing Authority Rev., (Dignity Health Obligated Group), 5.50%, 7/1/19, Prerefunded at 100% of Par(2)	5,000,000	5,310,900
California Health Facilities Financing Authority Rev., (Providence State Joseph Health Obligated Group), 6.50%, 10/1/18, Prerefunded at 100% of Par(2)	2,335,000	2,436,643
California Health Facilities Financing Authority Rev., (Providence State Joseph Health Obligated Group), 5.00%, 7/1/37	1,810,000	2,048,105
California Municipal Finance Authority Rev., (California Baptist University), 4.00%, 11/1/21(1)	850,000	874,497
California Municipal Finance Authority Rev., (California Baptist University), 4.00%, 11/1/26(1)	1,750,000	1,835,925
California Municipal Finance Authority Rev., (Northbay Healthcare Group Obligated Group), 5.00%, 11/1/23	600,000	677,328
California Municipal Finance Authority Rev., (Northbay Healthcare Group Obligated Group), 5.00%, 11/1/24	1,000,000	1,141,340
California Municipal Finance Authority Rev., (Northbay Healthcare Group Obligated Group), 5.00%, 11/1/25	1,000,000	1,152,770
California Municipal Finance Authority Rev., (Northbay Healthcare Group Obligated Group), 5.00%, 11/1/26	1,000,000	1,162,090
California Municipal Finance Authority Rev., (University of La Verne), 6.25%, 6/1/20, Prerefunded at 100% of Par(2)	1,500,000	1,674,390
California State Public Works Board Rev., 6.25%, 4/1/19, Prerefunded at 100% of Par(2)	4,000,000	4,249,320
California State Public Works Board Rev., 5.00%, 9/1/22, Prerefunded at 100% of Par(2)	2,035,000	2,339,639
California State Public Works Board Rev., 5.00%, 4/1/24	11,500,000	13,060,320
California State Public Works Board Rev., 5.00%, 4/1/25	5,000,000	5,665,000
California Statewide Communities Development Authority Rev., 5.25%, 1/2/18, Prerefunded at 101% of Par (AGM)(2)	75,000	75,199
California Statewide Communities Development Authority Rev., (CHF-Irvine LLC), 5.00%, 5/15/25	1,500,000	1,791,585
California Statewide Communities Development Authority Rev., (CHF-Irvine LLC), 5.00%, 5/15/26	1,500,000	1,813,140
California Statewide Communities Development Authority Rev., (CHF-Irvine LLC), 5.00%, 5/15/27	1,000,000	1,201,100
California Statewide Communities Development Authority Rev., (Kaiser Credit Group), 5.00%, 4/1/42	10,400,000	11,704,056
California Statewide Communities Development Authority Rev., (Lancer Educational Housing LLC), 4.00%, 6/1/26(1)	2,385,000	2,470,025
Clovis Unified School District GO, Capital Appreciation, 0.00%, 8/1/29 (NATL)(3)	2,530,000	1,794,124
Foothill-Eastern Transportation Corridor Agency Rev., 6.00%, 1/15/49	2,450,000	2,914,936
Foothill-Eastern Transportation Corridor Agency Rev., VRDN, 5.50%, 1/15/23, resets off the remarketing agent	4,000,000	4,553,400

	Principal Amount	Value
Golden State Tobacco Securitization Corp. Rev., 5.00%, 6/1/22	$2,500,000	$2,820,650
Golden State Tobacco Securitization Corp. Rev., 5.00%, 6/1/24	2,500,000	2,916,375
Golden State Tobacco Securitization Corp. Rev., 5.00%, 6/1/29	2,500,000	2,921,575
Golden State Tobacco Securitization Corp. Rev., 5.00%, 6/1/30	1,750,000	2,012,920
Golden State Tobacco Securitization Corp. Rev., 5.125%, 6/1/47	10,000,000	10,000,000
Inland Valley Development Agency Tax Allocation, 5.25%, 9/1/37	2,225,000	2,516,030
Inland Valley Development Agency Tax Allocation, 5.00%, 9/1/44	2,555,000	2,801,098
Irvine Special Tax, 4.00%, 9/1/27	1,455,000	1,575,227
Jurupa Public Financing Authority Special Tax, 5.00%, 9/1/26	1,485,000	1,739,069
Jurupa Public Financing Authority Special Tax, 5.00%, 9/1/28	1,250,000	1,446,925
Jurupa Public Financing Authority Special Tax, 5.00%, 9/1/29	1,060,000	1,220,590
Kern County COP, 5.00%, 11/1/21 (AGM)	2,875,000	3,224,140
Kern County COP, 5.00%, 11/1/22 (AGM)	2,915,000	3,337,996
Los Angeles Community College District GO, 5.00%, 8/1/18, Prerefunded at 100% of Par(2)	2,250,000	2,305,552
Los Angeles County COP, 5.00%, 9/1/20	900,000	978,957
Los Angeles County COP, 5.00%, 9/1/21	1,250,000	1,396,488
Los Angeles Department of Water Rev., 5.00%, 7/1/18	500,000	510,995
Los Angeles Department of Water Rev., 5.00%, 7/1/19	250,000	263,728
Los Angeles Department of Water Rev., 5.00%, 7/1/20	5,000,000	5,278,550
Los Angeles Department of Water Rev., 5.00%, 7/1/20	1,000,000	1,087,810
Los Angeles Department of Water Rev., 5.00%, 7/1/21	500,000	552,235
Los Angeles Unified School District GO, 5.00%, 7/1/18	2,300,000	2,350,577
Los Angeles Unified School District GO, 5.00%, 7/1/18	3,205,000	3,275,478
Metropolitan Water District of Southern California Rev., 5.00%, 7/1/35	2,400,000	2,527,920
Metropolitan Water District of Southern California Rev., VRDN, 1.35%, 12/7/17, resets weekly off the remarketing agent	7,000,000	7,001,120
Northern California Power Agency Rev., 5.00%, 7/1/19 (AGC)	2,300,000	2,345,494
Northern California Power Agency Rev., 5.00%, 7/1/20 (AGC)	2,500,000	2,553,825
Northern California Power Agency Rev., 5.00%, 7/1/21 (AGC)	5,000,000	5,107,050
Oakland Unified School District/Alameda County GO, 5.00%, 8/1/21	1,100,000	1,231,945
Oakland Unified School District/Alameda County GO, 6.625%, 8/1/21, Prerefunded at 100% of Par(2)	1,975,000	2,329,315
Oakland Unified School District/Alameda County GO, 5.00%, 8/1/26	1,025,000	1,242,310
Oakland Unified School District/Alameda County GO, 5.00%, 8/1/27	1,295,000	1,561,394
Oakland Unified School District/Alameda County GO, 5.00%, 8/1/28	1,000,000	1,199,440
Oakland Unified School District/Alameda County GO, 5.00%, 8/1/34	1,000,000	1,164,140
Oakland Unified School District/Alameda County GO, 5.00%, 8/1/35	800,000	926,504
Palomar Health COP, 6.00%, 11/1/41	5,985,000	6,431,122
Palomar Health Rev., 5.00%, 11/1/20	1,375,000	1,472,818
Palomar Health Rev., 5.00%, 11/1/22	2,500,000	2,774,750
Palomar Health Rev., 5.00%, 11/1/23	2,500,000	2,810,550
Palomar Health Rev., 5.00%, 11/1/25	2,095,000	2,408,663
Palomar Health Rev., 5.00%, 11/1/26	2,000,000	2,317,380
Palomar Health Rev., 5.00%, 11/1/28	3,500,000	4,011,175
Palomar Health Rev., 5.00%, 11/1/30	3,325,000	3,774,606
Palomar Health Rev., 5.00%, 11/1/31	2,125,000	2,403,545

	Principal Amount	Value
Plumas Unified School District GO, 5.25%, 8/1/20 (AGM)	$1,000,000	$1,095,420
Poway Unified School District GO, Capital Appreciation, 0.00%, 8/1/41(3)	5,110,000	2,131,585
Poway Unified School District Public Financing Authority Special Tax, 3.00%, 9/1/19	300,000	305,880
Poway Unified School District Public Financing Authority Special Tax, 4.00%, 9/1/20	300,000	316,662
Poway Unified School District Public Financing Authority Special Tax, 5.00%, 9/1/22	325,000	368,102
Poway Unified School District Public Financing Authority Special Tax, 5.00%, 9/1/23	1,155,000	1,327,834
Poway Unified School District Public Financing Authority Special Tax, 5.00%, 9/1/24	620,000	723,968
Poway Unified School District Public Financing Authority Special Tax, 5.00%, 9/1/25	1,035,000	1,218,454
Riverside County Transportation Commission Rev., 5.25%, 6/1/39	2,865,000	3,309,877
San Buenaventura Rev., (Community Memorial Health System), 7.50%, 12/1/41	4,050,000	4,720,842
San Diego Public Facilities Financing Authority Water Rev., 5.00%, 8/1/20, Prerefunded at 100% of Par(2)	2,000,000	2,179,520
San Diego Public Facilities Financing Authority Water Rev., 5.00%, 8/1/20, Prerefunded at 100% of Par(2)	3,070,000	3,345,563
San Joaquin Hills Transportation Corridor Agency Rev., 5.00%, 1/15/29	6,000,000	6,967,620
State of California GO, 5.00%, 7/1/18(2)	870,000	889,079
State of California GO, 5.00%, 9/1/24	10,000,000	11,457,700
State of California GO, 5.00%, 3/1/26	5,000,000	5,984,100
State of California GO, 5.00%, 12/1/26	3,955,000	4,646,215
State of California GO, 5.00%, 2/1/27	10,000,000	11,505,500
State of California GO, 5.00%, 11/1/27	5,000,000	5,859,250
State of California GO, 5.00%, 2/1/28	10,000,000	11,494,900
State of California GO, 4.00%, 9/1/32	10,000,000	10,924,400
State of California GO, 6.00%, 4/1/38	5,000,000	5,292,600
State of California GO, 5.50%, 11/1/39	10,000,000	10,755,500
State of California GO, VRDN, 1.57%, 12/1/17, resets monthly off the remarketing agent	8,500,000	8,553,465
State of California GO, VRDN, 1.63%, 12/1/17, resets monthly off the remarketing agent	4,000,000	4,040,360
State of California GO, VRN, 1.87%, 12/7/17, resets weekly off the remarketing agent	4,000,000	4,000,640
State of California GO, VRN, 1.97%, 12/7/17, resets weekly off the remarketing agent	1,600,000	1,608,800
State of California GO, VRN, 2.12%, 12/7/17, resets weekly off the remarketing agent	2,120,000	2,151,164
State of California Department of Water Resources Rev., 5.00%, 6/1/18, Prerefunded at 100% of Par(2)	2,795,000	2,847,602
State of California Department of Water Resources Rev., 5.00%, 12/1/22	205,000	208,930
State of California Department of Water Resources Power Supply Rev., 5.00%, 5/1/18, Prerefunded at 100% of Par(2)	6,215,000	6,312,389
State of California Department of Water Resources Power Supply Rev., 5.00%, 5/1/19	5,000,000	5,246,500
Successor Agency to the Richmond County Redevelopment Agency Tax Allocation, 4.00%, 9/1/18 (BAM)	500,000	509,475

	Principal Amount	Value
Tuolumne Wind Project Authority Rev., 5.625%, 1/1/19, Prerefunded at 100% of Par(2)	$2,800,000	$2,923,284
Twin Rivers Unified School District COP, VRDN, 3.20%, 6/1/20, resets off the remarketing agent (AGM)	5,305,000	5,311,950
University of California Rev., VRDN, 1.40%, 5/15/21, resets off the remarketing agent	3,350,000	3,302,095
		395,327,058
Colorado — 3.1%
Adams County COP, 5.00%, 12/1/25	2,720,000	3,266,530
Adams County COP, 4.00%, 12/1/26	2,250,000	2,505,172
Adams County COP, 4.00%, 12/1/27	1,310,000	1,450,537
Aurora Rev., (Children's Hospital Colorado Obligated Group), 5.00%, 12/1/40	1,250,000	1,332,025
City & County of Denver Rev., 4.00%, 8/1/46	1,500,000	1,575,000
City & County of Denver Airport System Rev., 5.00%, 11/15/21	2,500,000	2,731,625
City & County of Denver Airport System Rev., 5.00%, 11/15/43	7,500,000	8,332,950
City & County of Denver Airport System Rev., VRDN, 1.73%, 12/1/17, resets monthly off the remarketing agent	3,855,000	3,867,799
Colorado Educational & Cultural Facilities Authority Rev., (Alexander Dawson School at Rainbow Mountain LLC), 4.00%, 5/15/21	1,865,000	1,987,344
Colorado Educational & Cultural Facilities Authority Rev., (Alexander Dawson School at Rainbow Mountain LLC), 4.00%, 5/15/22	2,100,000	2,268,546
Colorado Educational & Cultural Facilities Authority Rev., (Alexander Dawson School at Rainbow Mountain LLC), 4.00%, 5/15/23	2,085,000	2,275,527
Colorado Educational & Cultural Facilities Authority Rev., (Regis University), 5.00%, 10/1/22	1,935,000	2,178,849
Colorado Educational & Cultural Facilities Authority Rev., (Regis University), 5.00%, 10/1/23	2,060,000	2,345,866
Colorado Educational & Cultural Facilities Authority Rev., (Regis University), 5.00%, 10/1/24	2,165,000	2,486,481
Colorado Health Facilities Authority Rev., (Adventist Health System/Sunbelt Obligated Group), VRDN, 5.00%, 11/15/23, resets off the remarketing agent	2,000,000	2,304,360
Colorado Health Facilities Authority Rev., (Catholic Health Initiatives), 6.00%, 10/1/23	1,500,000	1,553,340
Colorado Health Facilities Authority Rev., (Covenant Retirement Communities Obligated Group), 5.00%, 12/1/35	1,250,000	1,347,000
Colorado Health Facilities Authority Rev., (Frasier Meadows Manor, Inc.), 5.00%, 5/15/18	200,000	202,546
Colorado Health Facilities Authority Rev., (Frasier Meadows Manor, Inc.), 5.00%, 5/15/19	250,000	260,863
Colorado Health Facilities Authority Rev., (Frasier Meadows Manor, Inc.), 5.00%, 5/15/20	690,000	734,926
Colorado Health Facilities Authority Rev., (Frasier Meadows Manor, Inc.), 5.00%, 5/15/21	325,000	352,680
Colorado Health Facilities Authority Rev., (Frasier Meadows Manor, Inc.), 5.00%, 5/15/22	400,000	439,008
Colorado Health Facilities Authority Rev., (Frasier Meadows Manor, Inc.), 5.00%, 5/15/23	800,000	886,624
Colorado Health Facilities Authority Rev., (Frasier Meadows Manor, Inc.), 5.00%, 5/15/24	515,000	575,286
Colorado Health Facilities Authority Rev., (Frasier Meadows Manor, Inc.), 5.00%, 5/15/25	350,000	392,430
Colorado Health Facilities Authority Rev., (Frasier Meadows Manor, Inc.), 5.00%, 5/15/26	390,000	438,216

	Principal Amount	Value
Colorado Health Facilities Authority Rev., (Frasier Meadows Manor, Inc.), 5.00%, 5/15/27	$400,000	$449,960
Colorado Health Facilities Authority Rev., (Frasier Meadows Manor, Inc.), 5.25%, 5/15/28	250,000	282,567
Colorado Health Facilities Authority Rev., (Frasier Meadows Manor, Inc.), 5.25%, 5/15/29	2,160,000	2,428,510
Colorado Health Facilities Authority Rev., (Frasier Meadows Manor, Inc.), 5.25%, 5/15/32	600,000	663,984
Colorado Health Facilities Authority Rev., (Valley View Hospital Association), 5.00%, 5/15/40	1,000,000	1,110,890
Colorado Health Facilities Authority Rev., (Valley View Hospital Association), 5.00%, 5/15/45	1,000,000	1,103,230
Colorado High Performance Transportation Enterprise Rev., 5.00%, 12/31/47	1,800,000	1,970,226
Denver Convention Center Hotel Authority Rev., 5.00%, 12/1/28	2,300,000	2,693,783
Denver Convention Center Hotel Authority Rev., 5.00%, 12/1/30	2,000,000	2,316,600
Denver Convention Center Hotel Authority Rev., 5.00%, 12/1/31	1,500,000	1,727,235
E-470 Public Highway Authority Rev., VRDN, 1.80%, 12/7/17, resets weekly off the remarketing agent	2,500,000	2,507,675
E-470 Public Highway Authority Rev., VRDN, 1.94%, 12/7/17, resets weekly off the remarketing agent	1,000,000	1,010,440
Jefferson County School District R-1 COP, 5.00%, 12/15/22	1,000,000	1,131,630
Jefferson County School District R-1 COP, 5.00%, 12/15/23	200,000	230,730
Park Creek Metropolitan District Tax Allocation, 5.00%, 12/1/45	3,875,000	4,265,794
Regional Transportation District COP, 5.50%, 6/1/21	170,000	185,825
Regional Transportation District Rev., 5.00%, 11/1/25	9,800,000	11,192,482
Regional Transportation District Rev., (Denver Transit Partners LLC), 5.25%, 7/15/19	3,600,000	3,803,112
Regional Transportation District Rev., (Denver Transit Partners LLC), 5.25%, 1/15/20	4,835,000	5,174,175
Regional Transportation District Rev., (Denver Transit Partners LLC), 5.00%, 7/15/20	2,895,000	3,121,968
Regional Transportation District Rev., (Denver Transit Partners LLC), 5.00%, 1/15/21	1,400,000	1,509,382
Regional Transportation District Rev., (Denver Transit Partners LLC), 5.00%, 7/15/21	1,400,000	1,507,156
Regional Transportation District Rev., (Denver Transit Partners LLC), 5.00%, 1/15/22	1,400,000	1,506,792
Regional Transportation District Rev., (Denver Transit Partners LLC), 5.00%, 7/15/22	1,500,000	1,612,035
Regional Transportation District Rev., (Denver Transit Partners LLC), 6.00%, 1/15/41	1,220,000	1,334,814
University of Colorado Rev., 5.25%, 6/1/19, Prerefunded at 100% of Par(2)	1,400,000	1,475,880
		104,408,405
Connecticut — 2.0%
Bridgeport GO, 5.00%, 8/15/26	3,000,000	3,411,870
Bridgeport GO, 5.00%, 8/15/27	5,000,000	5,718,100
Connecticut State Health & Educational Facility Authority Rev., (Masonicare Corp. Obligated Group), 4.00%, 7/1/19	1,000,000	1,032,580
Connecticut State Health & Educational Facility Authority Rev., (Masonicare Corp. Obligated Group), 4.00%, 7/1/20	1,000,000	1,048,650
Connecticut State Health & Educational Facility Authority Rev., (Masonicare Corp. Obligated Group), 4.00%, 7/1/21	1,000,000	1,060,130

	Principal Amount	Value
Connecticut State Health & Educational Facility Authority Rev., (Masonicare Corp. Obligated Group), 5.00%, 7/1/22	$2,665,000	$2,957,377
Connecticut State Health & Educational Facility Authority Rev., (Quinnipiac University), 5.00%, 7/1/28	5,270,000	6,148,298
Connecticut State Health & Educational Facility Authority Rev., (Sacred Heart University, Inc.), 5.00%, 7/1/30	600,000	706,872
Connecticut State Health & Educational Facility Authority Rev., (Sacred Heart University, Inc.), 5.00%, 7/1/31	500,000	586,315
Connecticut State Health & Educational Facility Authority Rev., (Sacred Heart University, Inc.), 5.00%, 7/1/32	1,100,000	1,284,888
Connecticut State Health & Educational Facility Authority Rev., (Sacred Heart University, Inc.), 5.00%, 7/1/34	350,000	405,664
Connecticut State Health & Educational Facility Authority Rev., (Sacred Heart University, Inc.), 5.00%, 7/1/35	400,000	461,820
Connecticut State Health & Educational Facility Authority Rev., (Yale University), VRDN, 0.875%, 2/8/18, resets off the remarketing agent	17,900,000	17,885,143
Connecticut State Health & Educational Facility Authority Rev., (Yale University), VRDN, 1.375%, 7/11/18, resets off the remarketing agent	7,500,000	7,500,225
Connecticut State Health & Educational Facility Authority Rev., VRDN, 1.30%, 2/3/20, resets off the remarketing agent	5,000,000	4,962,900
New Haven GO, 5.00%, 8/1/23 (AGM)	10,000,000	11,160,100
State of Connecticut, Special Tax Rev., 5.00%, 8/1/28	2,000,000	2,299,840
		68,630,772
District of Columbia — 0.7%
District of Columbia GO, 5.00%, 6/1/20	3,000,000	3,248,160
District of Columbia Rev., 5.00%, 12/1/17	5,000,000	5,000,000
District of Columbia Rev., 5.00%, 12/1/19	5,000,000	5,328,900
District of Columbia Rev., (Georgetown University), 5.00%, 4/1/23	1,000,000	1,152,430
District of Columbia Rev., (Georgetown University), 5.00%, 4/1/24	1,000,000	1,174,780
District of Columbia Rev., (Georgetown University), 5.00%, 4/1/25	1,750,000	2,087,610
District of Columbia Water & Sewer Authority Rev., 5.00%, 10/1/18, Prerefunded at 100% of Par (AGC)(2)	1,200,000	1,236,192
Metropolitan Washington Airports Authority Dulles Toll Road Rev., 5.00%, 10/1/39	5,000,000	5,248,000
		24,476,072
Florida — 5.1%
Broward County Airport System Rev., 5.00%, 10/1/24	2,750,000	3,119,463
Broward County Airport System Rev., 5.00%, 10/1/25	1,000,000	1,131,400
Broward County Airport System Rev., 5.00%, 10/1/26	1,000,000	1,130,420
Citizens Property Insurance Corp. Rev., 5.00%, 6/1/18	4,440,000	4,519,121
Citizens Property Insurance Corp. Rev., 5.00%, 6/1/20	6,050,000	6,525,832
Escambia County Rev., (Gulf Power Co.), VRDN, 2.10%, 4/11/19, resets off the remarketing agent	1,500,000	1,503,375
Florida Higher Educational Facilities Financial Authority Rev., (Nova Southeastern University, Inc.), 5.00%, 4/1/29	1,000,000	1,153,490
Florida Higher Educational Facilities Financial Authority Rev., (Nova Southeastern University, Inc.), 5.00%, 4/1/30	750,000	860,340
Florida Higher Educational Facilities Financial Authority Rev., (Nova Southeastern University, Inc.), 5.00%, 4/1/31	1,250,000	1,429,938
Florida Higher Educational Facilities Financial Authority Rev., (Ringling College of Art & Design, Inc.), 5.00%, 3/1/29	1,965,000	2,250,082

	Principal Amount	Value
Florida Higher Educational Facilities Financial Authority Rev., (Ringling College of Art & Design, Inc.), 5.00%, 3/1/32	$2,215,000	$2,518,411
Florida Higher Educational Facilities Financial Authority Rev., (Ringling College of Art & Design, Inc.), 5.00%, 3/1/34	2,395,000	2,698,614
Florida Municipal Power Agency Rev., 5.25%, 10/1/19, Prerefunded at 100% of Par(2)	2,000,000	2,133,360
Fort Myers Rev., 4.00%, 12/1/29	170,000	183,253
Fort Myers Rev., 4.00%, 12/1/30	150,000	160,919
Fort Myers Rev., 4.00%, 12/1/31	650,000	695,884
Gainesville Utilities System Rev., 5.00%, 10/1/21	2,000,000	2,237,840
Gainesville Utilities System Rev., 5.00%, 10/1/22	1,000,000	1,144,740
Gainesville Utilities System Rev., 5.00%, 10/1/23	1,000,000	1,167,750
Gainesville Utilities System Rev., 5.00%, 10/1/24	2,000,000	2,375,340
Halifax Hospital Medical Center Rev., (Halifax Hospital Medical Center Obligated Group), 5.375%, 6/1/18, Prerefunded at 100% of Par (AGM)(2)	2,000,000	2,038,520
Halifax Hospital Medical Center Rev., (Halifax Hospital Medical Center Obligated Group), 5.50%, 6/1/18, Prerefunded at 100% of Par (AGM)(2)	1,000,000	1,019,870
Halifax Hospital Medical Center Rev., (Halifax Hospital Medical Center Obligated Group), 5.00%, 6/1/30	1,750,000	1,982,610
Halifax Hospital Medical Center Rev., (Halifax Hospital Medical Center Obligated Group), 3.375%, 6/1/31	1,500,000	1,475,205
Lee County Transportation Facilities Rev., 5.00%, 10/1/26 (AGM)	2,250,000	2,642,490
Lee County Transportation Facilities Rev., 5.00%, 10/1/27 (AGM)	2,550,000	2,977,227
Manatee County School District COP, 5.00%, 7/1/24 (BAM)	875,000	1,018,964
Manatee County School District COP, 5.00%, 7/1/25 (BAM)	1,400,000	1,651,790
Manatee County School District COP, 5.00%, 7/1/26 (BAM)	750,000	895,815
Manatee County School District COP, 5.00%, 7/1/27 (BAM)	1,215,000	1,414,467
Miami-Dade County Aviation Rev., 5.00%, 10/1/37	2,500,000	2,844,425
Miami-Dade County Aviation Rev., 5.00%, 10/1/41	3,000,000	3,222,780
Miami-Dade County Expressway Authority Rev., 5.00%, 7/1/26	2,000,000	2,341,040
Miami-Dade County Expressway Authority Rev., 5.00%, 7/1/27	1,500,000	1,744,800
Miami-Dade County Expressway Authority Rev., 5.00%, 7/1/29	800,000	920,032
Miami-Dade County Expressway Authority Rev., 5.00%, 7/1/30	1,610,000	1,845,253
Miami-Dade County Expressway Authority Rev., 5.00%, 7/1/30	1,835,000	2,112,727
Miami-Dade County Expressway Authority Rev., 5.00%, 7/1/31	1,000,000	1,144,820
Miami-Dade County Expressway Authority Rev., 5.00%, 7/1/31	1,500,000	1,722,120
Miami-Dade County Water & Sewer System Rev., 5.00%, 10/1/42	9,520,000	10,553,967
Mid-Bay Bridge Authority Rev., 5.00%, 10/1/25	1,065,000	1,271,493
Monroe County School District Rev., 5.00%, 10/1/22 (AGM)	400,000	454,528
Monroe County School District Rev., 5.00%, 10/1/23 (AGM)	500,000	579,095
Monroe County School District Rev., 5.00%, 10/1/24 (AGM)	500,000	588,260
Myrtle Creek Improvement District Special Assessment, 4.00%, 5/1/27 (BAM)	1,000,000	1,074,030
Orange County Health Facilities Authority Rev., (Orlando Health Obligated Group), 3.00%, 10/1/32	250,000	236,740
Orange County School Board COP, 5.00%, 8/1/22, Prerefunded at 100% of Par(2)	8,000,000	9,150,320
Orange County School Board COP, 5.00%, 8/1/22, Prerefunded at 100% of Par(2)	6,500,000	7,434,635

	Principal Amount	Value
Orlando Rev., 5.00%, 11/1/31 (AGM)	$5,000,000	$5,893,800
Orlando Rev., 5.00%, 11/1/32 (AGM)	2,500,000	2,935,125
Orlando Utilities Commission Rev., 5.00%, 4/1/19, Prerefunded at 100% of Par(2)	945,000	987,449
Orlando Utilities Commission Rev., 5.00%, 10/1/19	1,500,000	1,591,890
Orlando Utilities Commission Rev., 5.00%, 10/1/21	4,745,000	5,309,275
Orlando Utilities Commission Rev., 5.00%, 10/1/22	1,750,000	2,001,545
Orlando Utilities Commission Rev., 5.00%, 10/1/33	1,265,000	1,320,281
Orlando-Orange County Expressway Authority Rev., (Central Florida Expressway Authority), 5.00%, 7/1/40	1,880,000	2,013,499
Palm Beach County Health Facilities Authority Rev., (Bethesda Healthcare System Obligated Group), 5.25%, 7/1/40 (AGM)	5,850,000	6,234,052
School District of Broward County COP, 5.00%, 7/1/26	12,000,000	13,426,800
South Florida Water Management District COP, 5.00%, 10/1/28	3,000,000	3,555,480
South Florida Water Management District COP, 5.00%, 10/1/30	3,305,000	3,879,012
South Lake County Hospital District Rev., (Southlake Hospital, Inc.), 6.25%, 4/1/39	3,250,000	3,412,532
Sunrise Utility System Rev., 5.20%, 10/1/20, Prerefunded at 100% of Par (Ambac)(2)	430,000	460,921
Sunrise Utility System Rev., 5.20%, 10/1/22 (Ambac)	570,000	588,314
Tallahassee Rev., (Tallahassee Memorial HealthCare, Inc.), 5.00%, 12/1/36	800,000	880,096
Tallahassee Rev., (Tallahassee Memorial HealthCare, Inc.), 5.00%, 12/1/41	1,000,000	1,092,120
Tampa Rev., 6.00%, 10/1/18 (Ambac)	50,000	51,947
Tampa Rev., (BayCare Obligated Group), 4.00%, 11/15/46	3,700,000	3,798,864
Volusia County Educational Facility Authority Rev., (Embry-Riddle Aeronautical University, Inc.), 5.00%, 10/15/28	1,000,000	1,197,970
Volusia County Educational Facility Authority Rev., (Embry-Riddle Aeronautical University, Inc.), 5.00%, 10/15/29	1,200,000	1,429,548
Volusia County Educational Facility Authority Rev., (Embry-Riddle Aeronautical University, Inc.), 5.00%, 10/15/34	1,045,000	1,219,358
Volusia County Educational Facility Authority Rev., (Embry-Riddle Aeronautical University, Inc.), 5.00%, 10/15/35	1,095,000	1,273,638
		169,851,111
Georgia — 0.6%
Athens-Clarke County Unified Government Water & Sewerage Rev., 5.625%, 1/1/19, Prerefunded at 100% of Par(2)	1,200,000	1,251,780
Atlanta Tax Allocation, 5.00%, 1/1/20	625,000	664,100
Atlanta Tax Allocation, 5.00%, 1/1/20	1,000,000	1,062,560
Atlanta Tax Allocation, 5.00%, 1/1/20	950,000	1,009,432
Atlanta Tax Allocation, 5.00%, 1/1/21	200,000	212,974
Atlanta Tax Allocation, 5.00%, 1/1/21	750,000	816,765
Atlanta Tax Allocation, 5.00%, 1/1/23	300,000	339,354
Atlanta Tax Allocation, 5.00%, 1/1/24	300,000	344,391
Atlanta Tax Allocation, 5.00%, 1/1/25	225,000	261,266
Atlanta Tax Allocation, 5.00%, 1/1/26	300,000	351,180
Atlanta Tax Allocation, 5.00%, 1/1/27	300,000	351,417
Georgia State Road & Tollway Authority Rev., 5.00%, 6/1/19, Prerefunded at 100% of Par(2)	4,000,000	4,202,080
Marietta Development Authority Rev., (Life University, Inc.), 5.00%, 11/1/27(1)	5,000,000	5,620,350

	Principal Amount	Value
Private Colleges & Universities Authority Rev., (Emory University), 5.00%, 9/1/35	$1,000,000	$1,054,420
Private Colleges & Universities Authority Rev., (Savannah College of Art & Design, Inc.), 5.00%, 4/1/44	1,500,000	1,629,255
		19,171,324
Guam — 0.2%
Guam Government GO, 6.00%, 11/15/19	2,175,000	2,279,683
Guam Government Department of Education COP, 6.875%, 12/1/40	1,500,000	1,575,000
Guam Government Power Authority Rev., 5.00%, 10/1/20 (AGM)	1,000,000	1,079,400
Guam Government Power Authority Rev., 5.00%, 10/1/26 (AGM)	2,000,000	2,224,900
Guam Government Power Authority Rev., 5.00%, 10/1/27 (AGM)	1,000,000	1,109,920
		8,268,903
Hawaii — 0.7%
City & County Honolulu Wastewater System Rev., 5.00%, 7/1/22, Prerefunded at 100% of Par(2)	905,000	1,033,338
Hawai'i Pacific Health Rev., (Hawai'i Pacific Health Obligated Group), 5.50%, 7/1/40	2,500,000	2,690,725
Hawai'i Pacific Health Rev., (Hawai'i Pacific Health Obligated Group), 5.75%, 7/1/40	1,000,000	1,082,780
State of Hawaii GO, 5.00%, 8/1/23	6,000,000	6,982,740
State of Hawaii GO, 5.00%, 12/1/23	10,000,000	11,289,000
		23,078,583
Idaho — 0.1%
Idaho Health Facilities Authority Rev., (State Luke's Health System Obligated Group), 5.00%, 7/1/35 (AGM)	500,000	532,695
Idaho Housing & Finance Association Rev., 5.00%, 7/15/29	3,000,000	3,277,110
		3,809,805
Illinois — 10.1%
Adams County School District No. 172 GO, 5.00%, 2/1/24 (AGM)	1,175,000	1,345,998
Adams County School District No. 172 GO, 5.00%, 2/1/28 (AGM)	1,670,000	1,927,030
Adams County School District No. 172 GO, 4.00%, 2/1/30 (AGM)	1,000,000	1,060,700
Chicago GO, 5.00%, 1/1/25	10,000,000	10,965,400
Chicago GO, 6.00%, 1/1/38	5,000,000	5,742,300
Chicago Midway International Airport Rev., 5.00%, 1/1/19	800,000	829,736
Chicago Midway International Airport Rev., 5.00%, 1/1/21	800,000	874,480
Chicago Midway International Airport Rev., 5.00%, 1/1/22	600,000	670,842
Chicago O'Hare International Airport Rev., 5.25%, 1/1/18 (NATL)	5,000,000	5,015,250
Chicago O'Hare International Airport Rev., 5.00%, 1/1/21, Prerefunded at 100% of Par(2)	1,000,000	1,099,080
Chicago O'Hare International Airport Rev., 5.00%, 1/1/23	1,500,000	1,716,900
Chicago O'Hare International Airport Rev., 5.00%, 1/1/24	4,000,000	4,663,280
Chicago O'Hare International Airport Rev., 5.00%, 1/1/29	9,200,000	10,644,032
Chicago O'Hare International Airport Rev., 5.75%, 1/1/39	320,000	354,800
Chicago Transit Authority Rev., 5.00%, 6/1/22	3,000,000	3,354,660
Chicago Transit Authority Rev., 5.00%, 6/1/23	4,150,000	4,713,487
Chicago Transit Authority Rev., 5.00%, 6/1/24	1,000,000	1,147,660
Chicago Transit Authority Rev., 5.00%, 6/1/25	2,000,000	2,308,640
Chicago Wastewater Transmission Rev., 5.00%, 1/1/29	1,100,000	1,213,608
Chicago Wastewater Transmission Rev., 5.00%, 1/1/29	3,245,000	3,710,073

	Principal Amount	Value
Chicago Wastewater Transmission Rev., 5.00%, 1/1/30	$3,420,000	$3,884,162
Chicago Wastewater Transmission Rev., 5.00%, 1/1/31	1,000,000	1,096,330
Chicago Wastewater Transmission Rev., 5.00%, 1/1/31	3,555,000	4,016,617
Chicago Wastewater Transmission Rev., 5.00%, 1/1/32	1,000,000	1,089,990
Chicago Wastewater Transmission Rev., 5.00%, 1/1/34	755,000	823,433
Chicago Wastewater Transmission Rev., 5.00%, 1/1/35	755,000	821,463
Chicago Wastewater Transmission Rev., 5.00%, 1/1/39	2,300,000	2,476,847
Chicago Wastewater Transmission Rev., 5.00%, 1/1/39	1,510,000	1,634,107
Chicago Waterworks Rev., 5.00%, 11/1/23	3,750,000	4,270,725
Chicago Waterworks Rev., 5.00%, 11/1/24	10,000,000	11,528,900
Chicago Waterworks Rev., 5.00%, 11/1/25	5,000,000	5,783,050
Chicago Waterworks Rev., 5.00%, 11/1/26	2,000,000	2,331,020
Chicago Waterworks Rev., 5.00%, 11/1/27	2,250,000	2,605,140
Chicago Waterworks Rev., 5.00%, 11/1/39	2,550,000	2,779,576
Cook County GO, 5.00%, 11/15/25	3,600,000	4,171,860
Cook County GO, 5.00%, 11/15/27	2,800,000	3,265,220
Cook County GO, 5.00%, 11/15/28	4,150,000	4,814,664
Cook County GO, 5.00%, 11/15/29	3,100,000	3,575,416
Cook County GO, 5.00%, 11/15/30	2,500,000	2,872,850
Cook County GO, 5.00%, 11/15/31	2,350,000	2,688,611
Cook County Community High School District No. 212 Leyden Rev., 5.00%, 12/1/23 (BAM)	1,000,000	1,147,900
Cook County Community High School District No. 212 Leyden Rev., 5.00%, 12/1/25 (BAM)	1,800,000	2,075,796
Cook County Community High School District No. 212 Leyden Rev., 5.00%, 12/1/27 (BAM)	1,190,000	1,359,254
Cook County High School District No. 205 Thornton Township GO, 5.00%, 12/1/22 (BAM)	2,000,000	2,261,340
Cook County High School District No. 205 Thornton Township GO, 5.00%, 12/1/23 (BAM)	3,000,000	3,454,560
Cook County High School District No. 205 Thornton Township GO, 5.00%, 12/1/24 (BAM)	4,000,000	4,671,320
Illinois Educational Facilities Authority Rev., (University of Chicago), VRDN, 1.10%, 2/15/18, resets off the remarketing agent	3,875,000	3,872,907
Illinois Finance Authority Rev., (Advocate Health Care Network Obligated Group), 5.00%, 5/1/22	1,500,000	1,696,170
Illinois Finance Authority Rev., (Benedictine University), 5.00%, 10/1/26	1,065,000	1,228,137
Illinois Finance Authority Rev., (Benedictine University), 5.00%, 10/1/27	1,095,000	1,270,003
Illinois Finance Authority Rev., (Benedictine University), 5.00%, 10/1/30	1,900,000	2,160,642
Illinois Finance Authority Rev., (Benedictine University), 5.00%, 10/1/33	3,000,000	3,367,890
Illinois Finance Authority Rev., (Benedictine University), 5.00%, 10/1/38	1,200,000	1,312,956
Illinois Finance Authority Rev., (Carle Foundation Obligated Group), 6.00%, 8/15/41	2,000,000	2,259,400
Illinois Finance Authority Rev., (CDH-Delnor Health System), 5.00%, 11/1/27	3,340,000	3,564,448
Illinois Finance Authority Rev., (Chicago Charter School Foundation), 5.00%, 12/1/26	1,085,000	1,203,406

	Principal Amount	Value
Illinois Finance Authority Rev., (Chicago Charter School Foundation), 5.00%, 12/1/27	$500,000	$554,750
Illinois Finance Authority Rev., (Chicago Charter School Foundation), 5.00%, 12/1/29	315,000	345,360
Illinois Finance Authority Rev., (Chicago Charter School Foundation), 5.00%, 12/1/30	250,000	272,793
Illinois Finance Authority Rev., (Chicago Charter School Foundation), 5.00%, 12/1/31	250,000	271,713
Illinois Finance Authority Rev., (Chicago Charter School Foundation), 5.00%, 12/1/32	250,000	270,638
Illinois Finance Authority Rev., (Chicago Charter School Foundation), 5.00%, 12/1/37	1,500,000	1,595,835
Illinois Finance Authority Rev., (DePaul University), 4.00%, 10/1/31	750,000	797,565
Illinois Finance Authority Rev., (Illinois Wesleyan University), 5.00%, 9/1/23	1,175,000	1,335,881
Illinois Finance Authority Rev., (Illinois Wesleyan University), 5.00%, 9/1/24	1,235,000	1,419,632
Illinois Finance Authority Rev., (Illinois Wesleyan University), 5.00%, 9/1/25	1,295,000	1,493,951
Illinois Finance Authority Rev., (Illinois Wesleyan University), 5.00%, 9/1/29	1,575,000	1,794,775
Illinois Finance Authority Rev., (Illinois Wesleyan University), 5.00%, 9/1/36	2,000,000	2,197,280
Illinois Finance Authority Rev., (Illinois Wesleyan University), 4.00%, 9/1/41	2,550,000	2,538,244
Illinois Finance Authority Rev., (Mercy Health Corp. Obligated Group), 5.00%, 12/1/24	2,000,000	2,293,300
Illinois Finance Authority Rev., (Mercy Health Corp. Obligated Group), 5.00%, 12/1/26	2,715,000	3,145,843
Illinois Finance Authority Rev., (Mercy Health Corp. Obligated Group), 4.00%, 12/1/30	5,000,000	5,212,150
Illinois Finance Authority Rev., (Presence Health Network Obligated Group), 4.00%, 2/15/36	7,600,000	7,787,948
Illinois Finance Authority Rev., (Presence Health Network Obligated Group), 5.00%, 2/15/41	1,500,000	1,653,225
Illinois Finance Authority Rev., (Rosalind Franklin University of Medicine & Science), 5.00%, 8/1/24	245,000	277,367
Illinois Finance Authority Rev., (Rosalind Franklin University of Medicine & Science), 5.00%, 8/1/25	700,000	798,217
Illinois Finance Authority Rev., (Rosalind Franklin University of Medicine & Science), 5.00%, 8/1/29	325,000	370,074
Illinois Finance Authority Rev., (Rosalind Franklin University of Medicine & Science), 5.00%, 8/1/31	690,000	779,603
Illinois Finance Authority Rev., (Rosalind Franklin University of Medicine & Science), 5.00%, 8/1/42	750,000	829,185
Illinois Finance Authority Rev., (Rush University Medical Center Obligated Group), 5.00%, 11/15/29	5,000,000	5,681,450
Illinois Finance Authority Rev., (Rush University Medical Center Obligated Group), 5.00%, 11/15/29	5,475,000	6,221,188
Illinois Finance Authority Rev., (Swedish Covenant Hospital Obligated Group), 5.00%, 8/15/20	1,045,000	1,106,519
Illinois Finance Authority Rev., (Swedish Covenant Hospital Obligated Group), 5.00%, 8/15/22	825,000	901,296
Illinois Finance Authority Rev., (Swedish Covenant Hospital Obligated Group), 5.00%, 8/15/23	1,000,000	1,106,190
Illinois State Toll Highway Authority Rev., 5.00%, 1/1/28(4)	1,250,000	1,530,387

	Principal Amount	Value
Illinois State Toll Highway Authority Rev., 5.00%, 1/1/29(4)	$1,550,000	$1,880,739
Illinois State Toll Highway Authority Rev., 5.00%, 1/1/30(4)	1,000,000	1,202,560
Illinois State Toll Highway Authority Rev., 5.00%, 1/1/31(4)	1,000,000	1,191,860
Illinois State Toll Highway Authority Rev., 5.00%, 1/1/33(4)	1,200,000	1,415,220
Illinois State Toll Highway Authority Rev., 5.00%, 1/1/34(4)	2,500,000	2,936,475
Illinois State Toll Highway Authority Rev., 5.00%, 1/1/36	15,200,000	17,248,960
Illinois State Toll Highway Authority Rev., 5.00%, 1/1/39	2,500,000	2,829,100
Railsplitter Tobacco Settlement Authority Rev., 5.25%, 6/1/21	10,000,000	11,256,500
Regional Transportation Authority Rev., 7.20%, 11/1/20 (Ambac)	355,000	390,802
Springfield Electric Rev., 5.00%, 3/1/20	1,000,000	1,067,010
Springfield Electric Rev., 5.00%, 3/1/21	1,000,000	1,092,360
Springfield Electric Rev., 5.00%, 3/1/22	1,750,000	1,948,100
Springfield Electric Rev., 5.00%, 3/1/23	1,245,000	1,412,029
Springfield Electric Rev., 5.00%, 3/1/24	2,000,000	2,308,460
State of Illinois GO, 5.00%, 5/1/22	5,000,000	5,313,200
State of Illinois GO, 5.00%, 2/1/26	4,000,000	4,304,720
State of Illinois GO, 5.00%, 11/1/27	8,500,000	9,189,435
State of Illinois GO, 5.00%, 11/1/28	8,500,000	9,189,435
State of Illinois GO, 5.50%, 7/1/38	5,000,000	5,381,650
State of Illinois GO, 5.00%, 2/1/39	3,000,000	3,102,540
State of Illinois GO, 5.00%, 5/1/39	6,080,000	6,295,293
Village of Bellwood GO, 5.00%, 12/1/21 (AGM)	1,000,000	1,098,000
Village of Bellwood GO, 5.00%, 12/1/22 (AGM)	1,050,000	1,174,561
Village of Bellwood GO, 5.00%, 12/1/24 (AGM)	800,000	922,024
Village of Bellwood GO, 5.00%, 12/1/25 (AGM)	1,500,000	1,737,165
Village of Bellwood GO, 5.00%, 12/1/26 (AGM)	1,000,000	1,167,750
Village of Bellwood GO, 5.00%, 12/1/28 (AGM)	1,000,000	1,154,040
Village of Crestwood GO, 4.00%, 12/15/20 (BAM)	835,000	882,854
Village of Crestwood GO, 4.00%, 12/15/22 (BAM)	600,000	650,862
Village of Crestwood GO, 5.00%, 12/15/24 (BAM)	750,000	858,420
Village of Crestwood GO, 5.00%, 12/15/26 (BAM)	1,000,000	1,130,170
Village of Crestwood GO, 5.00%, 12/15/28 (BAM)	905,000	1,012,632
Will County Community Unit School District No. 201-U Crete-Monee GO, 5.00%, 1/1/27 (AGM)	6,280,000	7,376,300
Winnebago-Boone Etc Counties Community College District No. 511 Rock Valley Clg GO, 4.00%, 1/1/19 (AGM)	6,070,000	6,210,824
Winnebago-Boone Etc Counties Community College District No. 511 Rock Valley Clg GO, 5.00%, 1/1/20 (AGM)	2,735,000	2,906,102
		340,614,577
Indiana — 1.3%
Indiana Finance Authority Rev., 5.00%, 2/1/23	1,735,000	1,983,365
Indiana Finance Authority Rev., 5.00%, 2/1/24	2,200,000	2,547,402
Indiana Finance Authority Rev., 5.00%, 2/1/26	3,030,000	3,606,033
Indiana Finance Authority Rev., 5.00%, 2/1/27	1,120,000	1,326,875
Indiana Finance Authority Rev., 5.25%, 2/1/27	2,000,000	2,408,940
Indiana Finance Authority Rev., 5.00%, 2/1/28	2,005,000	2,367,644
Indiana Finance Authority Rev., 5.00%, 2/1/29	2,500,000	2,942,600

	Principal Amount	Value
Indiana Finance Authority Rev., (CWA Authority, Inc.), 5.25%, 10/1/23	$2,645,000	$2,976,604
Indiana Finance Authority Rev., (CWA Authority, Inc.), 5.25%, 10/1/24	3,025,000	3,404,244
Indiana Finance Authority Rev., (CWA Authority, Inc.), 5.25%, 10/1/25	1,750,000	1,968,698
Indiana Finance Authority Rev., (Good Samaritan Hospital Obligated Group), 5.50%, 4/1/28	1,880,000	2,143,576
Indiana Finance Authority Rev., (Good Samaritan Hospital Obligated Group), 5.50%, 4/1/29	1,000,000	1,134,030
Indiana Finance Authority Rev., (Good Samaritan Hospital Obligated Group), 5.50%, 4/1/30	1,030,000	1,162,530
Indiana Finance Authority Rev., (Good Samaritan Hospital Obligated Group), 5.50%, 4/1/31	1,050,000	1,178,699
Indiana Finance Authority Rev., (Methodist Hospitals, Inc.), 5.00%, 9/15/20	1,000,000	1,068,660
Indiana Finance Authority Rev., (Methodist Hospitals, Inc.), 5.00%, 9/15/22	1,300,000	1,430,143
Indiana Finance Authority Rev., (Methodist Hospitals, Inc.), 5.00%, 9/15/24	1,000,000	1,125,760
Indiana Finance Authority Rev., (Methodist Hospitals, Inc.), 5.00%, 9/15/25	1,150,000	1,286,379
Indiana Finance Authority Rev., (Methodist Hospitals, Inc.), 5.00%, 9/15/27	1,250,000	1,390,950
Indiana Finance Authority Rev., (Methodist Hospitals, Inc.), 5.00%, 9/15/29	1,465,000	1,617,008
Indiana Finance Authority Rev., (Methodist Hospitals, Inc.), 5.00%, 9/15/31	1,250,000	1,369,350
Indiana University Rev., 5.00%, 8/1/19	4,200,000	4,433,394
		44,872,884
Iowa — 0.1%
Hills Rev., (Mercy Hospital Iowa City), VRDN, 1.02%, 12/1/17, resets daily off the remarketing agent (LOC: U.S. Bank N.A.)	1,500,000	1,500,000
State of Iowa Rev., 5.00%, 6/1/19, Prerefunded at 100% of Par(2)	2,500,000	2,626,300
		4,126,300
Kansas — 0.1%
Wyandotte County-Kansas City Unified Government Utility System Rev., 5.00%, 9/1/21	800,000	889,752
Wyandotte County-Kansas City Unified Government Utility System Rev., 5.00%, 9/1/23	895,000	1,036,249
		1,926,001
Kentucky — 1.4%
Ashland Rev., (Ashland Hospital Corp. Obligated Group), 4.00%, 2/1/20	400,000	414,572
Ashland Rev., (Ashland Hospital Corp. Obligated Group), 4.00%, 2/1/21	535,000	562,376
Ashland Rev., (Ashland Hospital Corp. Obligated Group), 4.00%, 2/1/36	2,000,000	2,020,760
Christian County Rev., (Jennie Stuart Medical Center Obligated Group), 5.00%, 2/1/26	2,420,000	2,635,186
Christian County Rev., (Jennie Stuart Medical Center Obligated Group), 5.50%, 2/1/44	3,665,000	3,996,279
Kenton County Airport Board Rev., 5.00%, 1/1/23	825,000	934,494
Kenton County Airport Board Rev., 5.00%, 1/1/24	750,000	865,568

	Principal Amount	Value
Kenton County Airport Board Rev., 5.00%, 1/1/26	$1,330,000	$1,553,733
Kentucky Asset Liability Commission Rev., 5.00%, 9/1/20	4,135,000	4,489,618
Kentucky Economic Development Finance Authority Rev., (Baptist Healthcare System Obligated Group), 5.375%, 8/15/24	3,000,000	3,078,750
Kentucky Economic Development Finance Authority Rev., (Baptist Healthcare System Obligated Group), 5.625%, 8/15/27	1,250,000	1,283,737
Kentucky Economic Development Finance Authority Rev., (Owensboro Health, Inc. Obligated Group), 5.00%, 6/1/21	750,000	809,190
Kentucky Economic Development Finance Authority Rev., (Owensboro Health, Inc. Obligated Group), 5.00%, 6/1/22	1,000,000	1,094,900
Kentucky Economic Development Finance Authority Rev., (Owensboro Health, Inc. Obligated Group), 5.00%, 6/1/23	1,620,000	1,795,900
Kentucky Economic Development Finance Authority Rev., (Owensboro Health, Inc. Obligated Group), 5.00%, 6/1/24	2,000,000	2,241,860
Kentucky Economic Development Finance Authority Rev., (Owensboro Health, Inc. Obligated Group), 5.00%, 6/1/25	1,350,000	1,526,053
Kentucky Turnpike Authority Rev., 5.00%, 7/1/19	1,000,000	1,050,260
Kentucky Turnpike Authority Rev., 5.00%, 7/1/20	1,500,000	1,622,205
Louisville/Jefferson County Metropolitan Government Rev., (Louisville Gas & Electric Co.), VRDN, 1.50%, 4/1/19, resets off the remarketing agent	5,000,000	4,981,050
Paducah Electric Plant Board Rev., 5.00%, 10/1/24 (AGM)	1,500,000	1,727,805
Paducah Electric Plant Board Rev., 5.00%, 10/1/25 (AGM)	1,500,000	1,737,240
Paducah Electric Plant Board Rev., 5.00%, 10/1/26 (AGM)	1,100,000	1,284,272
Paducah Electric Plant Board Rev., 5.00%, 10/1/27 (AGM)	2,000,000	2,331,660
Paducah Electric Plant Board Rev., 5.00%, 10/1/28 (AGM)	2,245,000	2,596,432
		46,633,900
Louisiana — 1.2%
Louisiana Public Facilities Authority Rev., (Entergy Louisiana LLC), 3.375%, 9/1/28	10,000,000	10,148,800
Louisiana Public Facilities Authority Rev., (Lafayette General Health System, Inc. Obligated Group), 5.00%, 11/1/45	6,000,000	6,590,760
Louisiana Public Facilities Authority Rev., (Loyola University New Orleans), Capital Appreciation, 0.00%, 10/1/19(3)	1,000,000	958,780
Louisiana Public Facilities Authority Rev., (Loyola University New Orleans), Capital Appreciation, 0.00%, 10/1/20(3)	1,760,000	1,642,080
Louisiana Public Facilities Authority Rev., (Loyola University New Orleans), Capital Appreciation, 0.00%, 10/1/21(3)	1,000,000	905,570
Louisiana Public Facilities Authority Rev., (Loyola University New Orleans), 5.00%, 10/1/21	1,345,000	1,478,235
Louisiana Public Facilities Authority Rev., (Loyola University New Orleans), Capital Appreciation, 0.00%, 10/1/22(3)	1,450,000	1,273,390
Louisiana Public Facilities Authority Rev., (Loyola University New Orleans), Capital Appreciation, 0.00%, 10/1/23(3)	1,000,000	844,140
Louisiana Public Facilities Authority Rev., (Ochsner Clinic Foundation), 5.00%, 5/15/29	990,000	1,145,559
Louisiana Public Facilities Authority Rev., (Ochsner Clinic Foundation), 5.00%, 5/15/30	990,000	1,140,312
Louisiana Public Facilities Authority Rev., (Ochsner Clinic Foundation), 3.00%, 5/15/31	1,485,000	1,446,375
New Orleans GO, 5.00%, 12/1/21	6,000,000	6,692,160
New Orleans Sewerage Service Rev., 5.00%, 6/1/18	500,000	508,765
New Orleans Sewerage Service Rev., 5.00%, 6/1/19	350,000	366,569
New Orleans Sewerage Service Rev., 5.00%, 6/1/21	400,000	440,416

	Principal Amount	Value
New Orleans Sewerage Service Rev., 5.00%, 6/1/23	$250,000	$285,885
New Orleans Sewerage Service Rev., 5.00%, 6/1/24	200,000	232,390
New Orleans Sewerage Service Rev., 5.00%, 6/1/45	1,660,000	1,851,780
Regional Transit Authority Rev., 5.00%, 12/1/17 (AGM)	1,000,000	1,000,000
Regional Transit Authority Rev., 5.00%, 12/1/19 (AGM)	1,000,000	1,062,730
Regional Transit Authority Rev., 5.00%, 12/1/20 (AGM)	1,250,000	1,362,550
		41,377,246
Maine — 0.1%
Portland General Airport Rev., 5.00%, 1/1/40 (AGM)	1,795,000	1,882,183
Maryland — 1.7%
Baltimore Rev., 4.25%, 6/1/26	2,135,000	2,212,009
Baltimore Rev., 4.00%, 9/1/27	400,000	417,128
Baltimore Rev., 4.75%, 6/1/31	1,500,000	1,558,410
Baltimore Rev., 5.00%, 9/1/38	1,600,000	1,723,920
Baltimore Rev., (Baltimore Hotel Corp.), 5.00%, 9/1/21	1,000,000	1,112,190
Baltimore Rev., (Baltimore Hotel Corp.), 5.00%, 9/1/22	500,000	568,250
Baltimore Rev., (Baltimore Hotel Corp.), 5.00%, 9/1/23	1,520,000	1,757,211
Baltimore Rev., (Baltimore Hotel Corp.), 5.00%, 9/1/24	850,000	996,013
Baltimore Rev., (Baltimore Hotel Corp.), 5.00%, 9/1/25	2,000,000	2,369,980
Baltimore Rev., (Baltimore Hotel Corp.), 5.00%, 9/1/28	2,850,000	3,394,635
Baltimore Rev., (Baltimore Hotel Corp.), 5.00%, 9/1/29	1,000,000	1,181,720
Maryland Economic Development Corp. Rev., 4.00%, 7/1/24 (AGM)	300,000	333,078
Maryland Economic Development Corp. Rev., 4.00%, 7/1/25 (AGM)	330,000	367,818
Maryland Economic Development Corp. Rev., 4.00%, 7/1/26 (AGM)	375,000	419,704
Maryland Economic Development Corp. Rev., 5.00%, 6/1/35 (AGM)	1,230,000	1,420,183
Maryland Economic Development Corp. Rev., 5.00%, 6/1/43 (AGM)	1,000,000	1,152,180
Maryland Economic Development Corp. Rev., (Ports America Chesapeake LLC), 5.75%, 6/1/35	1,000,000	1,064,560
Maryland Economic Development Corp. Rev., (West Village & Millennium Hall Student Housing at Towson University), 5.00%, 7/1/25	200,000	231,318
Maryland Economic Development Corp. Rev., (West Village & Millennium Hall Student Housing at Towson University), 5.00%, 7/1/26	175,000	202,288
Maryland Economic Development Corp. Rev., (West Village & Millennium Hall Student Housing at Towson University), 5.00%, 7/1/27	120,000	139,518
Maryland Economic Development Corp. Rev., (West Village & Millennium Hall Student Housing at Towson University), 5.00%, 7/1/28	130,000	150,209
Maryland Economic Development Corp. Rev., (West Village & Millennium Hall Student Housing at Towson University), 5.00%, 7/1/29	175,000	200,954
Maryland Economic Development Corp. Rev., (West Village & Millennium Hall Student Housing at Towson University), 5.00%, 7/1/30	250,000	284,863
Maryland Economic Development Corp. Rev., (West Village & Millennium Hall Student Housing at Towson University), 5.00%, 7/1/31	300,000	339,729
Maryland Economic Development Corp. Rev., (West Village & Millennium Hall Student Housing at Towson University), 5.00%, 7/1/32	325,000	365,488

	Principal Amount	Value
Maryland Health & Higher Educational Facilities Authority Rev., (Adventist Healthcare Obligated Group), 5.00%, 1/1/20	$500,000	$528,130
Maryland Health & Higher Educational Facilities Authority Rev., (Adventist Healthcare Obligated Group), 5.00%, 1/1/21	500,000	540,315
Maryland Health & Higher Educational Facilities Authority Rev., (Adventist Healthcare Obligated Group), 5.50%, 1/1/46	3,585,000	4,072,560
Maryland Health & Higher Educational Facilities Authority Rev., (Johns Hopkins University), 5.25%, 7/1/38	1,645,000	1,682,753
Maryland Health & Higher Educational Facilities Authority Rev., (Maryland Institute College of Art), 5.00%, 6/1/32	460,000	524,667
Maryland Health & Higher Educational Facilities Authority Rev., (Maryland Institute College of Art), 5.00%, 6/1/34	675,000	769,567
Maryland Health & Higher Educational Facilities Authority Rev., (Maryland Institute College of Art), 4.00%, 6/1/42	1,250,000	1,273,662
Maryland Health & Higher Educational Facilities Authority Rev., (Maryland Institute College of Art), 5.00%, 6/1/42	1,000,000	1,117,970
Maryland Health & Higher Educational Facilities Authority Rev., (Mercy Medical Center Obligated Group), 4.00%, 7/1/42	4,700,000	4,737,271
Prince County George's Rev., (Collington Episcopal Life Care Community, Inc.), 5.00%, 4/1/20	1,260,000	1,341,572
Prince County George's Rev., (Collington Episcopal Life Care Community, Inc.), 5.00%, 4/1/21	1,850,000	2,005,252
Prince County George's Rev., (Collington Episcopal Life Care Community, Inc.), 5.00%, 4/1/22	1,945,000	2,129,717
Prince County George's Rev., (Collington Episcopal Life Care Community, Inc.), 5.00%, 4/1/23	2,045,000	2,249,050
Prince County George's Rev., (Collington Episcopal Life Care Community, Inc.), 5.00%, 4/1/24	2,150,000	2,367,322
Rockville Rev., (King Farm Presbyterian Retirement Community, Inc.), 2.50%, 11/1/24	4,000,000	4,008,240
State of Maryland GO, 5.25%, 8/15/18	4,000,000	4,112,080
		57,423,484
Massachusetts — 2.7%
Massachusetts GO, VRDN, 1.70%, 8/1/22, resets off the remarketing agent	5,500,000	5,417,225
Massachusetts Bay Transportation Authority Rev., 5.25%, 7/1/18, Prerefunded at 100% of Par(2)	2,485,000	2,541,882
Massachusetts Development Finance Agency Rev., (Bentley University), 5.00%, 7/1/40	1,100,000	1,262,536
Massachusetts Development Finance Agency Rev., (Emerson College), 5.00%, 1/1/22	570,000	634,701
Massachusetts Development Finance Agency Rev., (Emerson College), 5.00%, 1/1/23	400,000	453,292
Massachusetts Development Finance Agency Rev., (Emerson College), 5.00%, 1/1/25	525,000	612,580
Massachusetts Development Finance Agency Rev., (Emerson College), 5.00%, 1/1/26	550,000	649,088
Massachusetts Development Finance Agency Rev., (Emerson College), 5.00%, 1/1/28	4,540,000	5,446,729
Massachusetts Development Finance Agency Rev., (Emerson College), 5.00%, 1/1/29	3,765,000	4,473,121
Massachusetts Development Finance Agency Rev., (Emerson College), 5.00%, 1/1/30	1,505,000	1,779,377
Massachusetts Development Finance Agency Rev., (Emerson College), 5.00%, 1/1/31	475,000	551,613

	Principal Amount	Value
Massachusetts Development Finance Agency Rev., (Emerson College), 5.00%, 1/1/31	$2,000,000	$2,353,140
Massachusetts Development Finance Agency Rev., (Emerson College), 5.00%, 1/1/32	2,000,000	2,343,640
Massachusetts Development Finance Agency Rev., (President & Fellows of Harvard College), 5.50%, 11/15/18, Prerefunded at 100% of Par(2)	5,285,000	5,495,290
Massachusetts Development Finance Agency Rev., (Provident Commonwealth Education Resources, Inc.), 5.00%, 10/1/20	500,000	538,415
Massachusetts Development Finance Agency Rev., (Provident Commonwealth Education Resources, Inc.), 5.00%, 10/1/21	555,000	609,124
Massachusetts Development Finance Agency Rev., (Provident Commonwealth Education Resources, Inc.), 5.00%, 10/1/22	1,370,000	1,528,687
Massachusetts Development Finance Agency Rev., (Provident Commonwealth Education Resources, Inc.), 5.00%, 10/1/23	2,210,000	2,502,560
Massachusetts Development Finance Agency Rev., (Provident Commonwealth Education Resources, Inc.), 5.00%, 10/1/30	1,130,000	1,278,764
Massachusetts Development Finance Agency Rev., (Provident Commonwealth Education Resources, Inc.), 5.00%, 10/1/31	1,200,000	1,352,088
Massachusetts Development Finance Agency Rev., (South Shore Hospital, Inc.), 5.00%, 7/1/25	250,000	293,260
Massachusetts Development Finance Agency Rev., (South Shore Hospital, Inc.), 5.00%, 7/1/26	1,000,000	1,180,860
Massachusetts Development Finance Agency Rev., (South Shore Hospital, Inc.), 5.00%, 7/1/27	1,100,000	1,288,815
Massachusetts Development Finance Agency Rev., (Suffolk University), 5.00%, 7/1/20	500,000	543,110
Massachusetts Development Finance Agency Rev., (Suffolk University), 5.00%, 7/1/21	725,000	806,831
Massachusetts Development Finance Agency Rev., (Suffolk University), 5.00%, 7/1/22	750,000	852,465
Massachusetts Development Finance Agency Rev., (Suffolk University), 5.00%, 7/1/23	1,250,000	1,442,600
Massachusetts Development Finance Agency Rev., (Suffolk University), 5.00%, 7/1/24	1,000,000	1,169,850
Massachusetts Development Finance Agency Rev., (UMass Memorial Health Care Obligated Group), 5.00%, 7/1/41	1,850,000	2,048,209
Massachusetts Health & Educational Facilities Authority Rev., (Foundation of Massachusetts Eye & Ear Obligated Group), 5.375%, 7/1/35	2,000,000	2,110,700
Massachusetts Health & Educational Facilities Authority Rev., (UMass Memorial Health Care Obligated Group), 5.00%, 7/1/21	1,050,000	1,124,014
Massachusetts Port Authority Rev., 4.00%, 7/1/18	1,305,000	1,325,488
Massachusetts Port Authority Rev., 5.00%, 7/1/19	250,000	263,205
Massachusetts Port Authority Rev., 4.00%, 7/1/22	2,655,000	2,906,720
Massachusetts School Building Authority Rev., 5.00%, 8/15/30	8,000,000	9,089,920
Massachusetts School Building Authority Rev., 5.00%, 8/15/30	3,575,000	4,062,058
Massachusetts School Building Authority Rev., 5.00%, 10/15/32	6,630,000	7,402,528
Massachusetts Transportation Fund Rev., 5.00%, 6/1/21, Prerefunded at 100% of Par(2)	1,755,000	1,955,579
Massachusetts Transportation Fund Rev., 5.00%, 6/1/21, Prerefunded at 100% of Par(2)	1,000,000	1,110,690
Massachusetts Transportation Trust Fund Metropolitan Highway System Rev., 5.00%, 1/1/23	1,000,000	1,068,470

	Principal Amount	Value
Massachusetts Transportation Trust Fund Metropolitan Highway System Rev., 5.00%, 1/1/24	$6,000,000	$6,408,300
		90,277,524
Michigan — 5.0%
Calhoun County Hospital Finance Authority Rev., (Ella EM Brown Charitable Circle), 5.00%, 2/15/24	870,000	951,223
Calhoun County Hospital Finance Authority Rev., (Ella EM Brown Charitable Circle), 5.00%, 2/15/25	1,470,000	1,620,940
Calhoun County Hospital Finance Authority Rev., (Ella EM Brown Charitable Circle), 5.00%, 2/15/26	1,575,000	1,744,375
Calhoun County Hospital Finance Authority Rev., (Ella EM Brown Charitable Circle), 5.00%, 2/15/27	1,655,000	1,840,443
Calhoun County Hospital Finance Authority Rev., (Ella EM Brown Charitable Circle), 5.00%, 2/15/29	1,825,000	2,011,424
Calhoun County Hospital Finance Authority Rev., (Ella EM Brown Charitable Circle), 5.00%, 2/15/33	1,970,000	2,128,112
Calhoun County Hospital Finance Authority Rev., (Ella EM Brown Charitable Circle), 5.00%, 2/15/34	1,830,000	1,971,020
Calhoun County Hospital Finance Authority Rev., (Ella EM Brown Charitable Circle), 5.00%, 2/15/35	2,445,000	2,625,612
Calhoun County Hospital Finance Authority Rev., (Ella EM Brown Charitable Circle), 5.00%, 2/15/36	2,565,000	2,748,372
Detroit City School District GO, 5.00%, 5/1/28 (Q-SBLF)	6,500,000	7,199,920
Detroit City School District GO, 5.00%, 5/1/31 (Q-SBLF)	5,000,000	5,505,400
Detroit Sewage Disposal System Rev., (Great Lakes Water Authority Sewage Disposal System Rev.), 5.25%, 7/1/39	19,250,000	21,036,592
Detroit Water Supply System Rev., (Great Lakes Water Authority Water Supply System Rev.), 5.00%, 7/1/36	1,000,000	1,065,200
Lansing Board of Water & Light Rev., 5.00%, 7/1/27	5,000,000	5,527,750
Lincoln Consolidated School District GO, 5.00%, 5/1/21 (AGM Q-SBLF)	1,000,000	1,107,410
Lincoln Consolidated School District GO, 5.00%, 5/1/22 (AGM Q-SBLF)	500,000	565,240
Lincoln Consolidated School District GO, 5.00%, 5/1/23 (AGM Q-SBLF)	1,000,000	1,152,490
Lincoln Consolidated School District GO, 5.00%, 5/1/24 (AGM Q-SBLF)	1,000,000	1,170,400
Lincoln Consolidated School District GO, 5.00%, 5/1/25 (AGM Q-SBLF)	1,000,000	1,186,670
Lincoln Consolidated School District GO, 5.00%, 5/1/33 (AGM Q-SBLF)	1,480,000	1,715,187
Lincoln Consolidated School District GO, 5.00%, 5/1/34 (AGM Q-SBLF)	1,630,000	1,879,797
Michigan Finance Authority Rev., 5.00%, 10/1/27	3,030,000	3,435,353
Michigan Finance Authority Rev., 5.00%, 10/1/28	3,465,000	3,907,931
Michigan Finance Authority Rev., (Ascension Health Credit Group), VRDN, 1.10%, 8/15/19, resets off the remarketing agent	3,000,000	2,972,970
Michigan Finance Authority Rev., (Beaumont Health Obligated Group), 4.00%, 11/1/46	5,000,000	5,105,350
Michigan Finance Authority Rev., (Great Lakes Water Authority Sewage Disposal System Rev.), 5.00%, 7/1/33	2,000,000	2,223,160
Michigan Finance Authority Rev., (Great Lakes Water Authority Water Supply System Rev.), 5.00%, 7/1/34	1,500,000	1,662,660
Michigan Finance Authority Rev., (Henry Ford Health System Obligated Group), 5.00%, 11/15/28	4,370,000	5,126,797

	Principal Amount	Value
Michigan Finance Authority Rev., (Lawrence Technological University), 5.00%, 2/1/22	$2,500,000	$2,727,725
Michigan Finance Authority Rev., (Lawrence Technological University), 5.25%, 2/1/27	4,225,000	4,742,224
Michigan Finance Authority Rev., (Lawrence Technological University), 5.25%, 2/1/32	4,000,000	4,421,600
Michigan Finance Authority Rev., (MidMichigan Obligated Group), 5.00%, 6/1/25	1,000,000	1,168,330
Michigan Finance Authority Rev., (MidMichigan Obligated Group), 5.00%, 6/1/27	1,400,000	1,624,308
Michigan Finance Authority Rev., (MidMichigan Obligated Group), 5.00%, 6/1/28	1,250,000	1,443,112
Michigan Finance Authority Rev., (MidMichigan Obligated Group), 5.00%, 6/1/29	1,565,000	1,799,093
Michigan State Building Authority Rev., 5.25%, 10/15/20	4,000,000	4,261,640
Michigan State Building Authority Rev., 5.00%, 4/15/25	1,750,000	2,082,710
Michigan State Building Authority Rev., 5.00%, 4/15/26	750,000	901,358
Michigan State Hospital Finance Authority Rev., (Ascension Health Credit Group), VRDN, 1.625%, 11/1/19, resets off the remarketing agent	6,430,000	6,425,756
Michigan Strategic Fund Rev., (DTE Electric Co.), VRDN, 1.45%, 9/1/21, resets off the remarketing agent	2,500,000	2,471,150
Michigan Strategic Fund Rev., (DTE Electric Co.), VRDN, 1.45%, 9/1/21, resets off the remarketing agent	1,375,000	1,359,132
Port Huron Area School District GO, 4.00%, 5/1/30 (AGM)	1,080,000	1,173,938
Port Huron Area School District GO, 4.00%, 5/1/31 (AGM)	2,005,000	2,173,159
Saginaw Water Supply System Rev., 4.00%, 7/1/20 (AGM)	350,000	368,743
Saginaw Water Supply System Rev., 4.00%, 7/1/22 (AGM)	1,335,000	1,448,729
Saginaw Water Supply System Rev., 4.00%, 7/1/24 (AGM)	1,380,000	1,526,818
Saginaw Water Supply System Rev., 4.00%, 7/1/26 (AGM)	1,530,000	1,711,137
State of Michigan Rev., 5.00%, 3/15/25	11,000,000	13,061,180
Warren Consolidated Schools GO, 4.00%, 5/1/22 (AGM)	1,645,000	1,784,595
Warren Consolidated Schools GO, 4.00%, 5/1/26 (AGM)	1,100,000	1,239,524
Wayne County Airport Authority Rev., 5.00%, 12/1/18 (NATL)	3,000,000	3,000,000
Wayne County Airport Authority Rev., 5.00%, 12/1/19 (NATL)	2,000,000	2,000,000
Wayne County Airport Authority Rev., 5.00%, 12/1/30	1,000,000	1,153,910
Wayne County Airport Authority Rev., 5.00%, 12/1/31	650,000	748,248
Wayne County Airport Authority Rev., 5.00%, 12/1/32	1,175,000	1,348,559
Wayne County Airport Authority Rev., 5.00%, 12/1/34	1,150,000	1,311,989
Ypsilanti School District GO, (Ypsilanti Community Schools), 5.00%, 5/1/21 (Q-SBLF)	510,000	558,924
Ypsilanti School District GO, (Ypsilanti Community Schools), 5.00%, 5/1/23 (Q-SBLF)	1,070,000	1,217,275
Ypsilanti School District GO, (Ypsilanti Community Schools), 5.00%, 5/1/24 (Q-SBLF)	2,000,000	2,313,560
Ypsilanti School District GO, (Ypsilanti Community Schools), 5.00%, 5/1/28 (Q-SBLF)	2,455,000	2,851,090
		167,607,314
Minnesota — 0.8%
Maple Grove Rev., (Maple Grove Hospital Corp.), 5.00%, 5/1/23	500,000	570,460
Maple Grove Rev., (Maple Grove Hospital Corp.), 5.00%, 5/1/24	1,200,000	1,389,684
Maple Grove Rev., (Maple Grove Hospital Corp.), 5.00%, 5/1/25	800,000	938,016

	Principal Amount	Value
Minnesota Higher Education Facilities Authority Rev., (Bethel University), 5.00%, 5/1/32	$1,000,000	$1,136,510
Minnesota Higher Education Facilities Authority Rev., (Bethel University), 5.00%, 5/1/37	2,000,000	2,238,660
Minnesota Higher Education Facilities Authority Rev., (Bethel University), 5.00%, 5/1/47	4,500,000	4,991,265
Minnesota Higher Education Facilities Authority Rev., (College of State Benedict), 4.00%, 3/1/43	1,000,000	1,018,250
Rochester Rev., (Mayo Clinic), VRDN, 4.50%, 11/15/21, resets off the remarketing agent	6,000,000	6,616,920
State Cloud Rev., (CentraCare Health System Obligated Group), 5.00%, 5/1/28	2,000,000	2,375,320
State Cloud Rev., (CentraCare Health System Obligated Group), 5.00%, 5/1/30	1,000,000	1,171,660
State of Minnesota GO, 5.00%, 8/1/19	5,000,000	5,280,400
		27,727,145
Mississippi — 1.5%
Gulfport Rev., (Memorial Hospital at Gulfport), 5.00%, 7/1/20	645,000	687,622
Gulfport Rev., (Memorial Hospital at Gulfport), 5.00%, 7/1/21	1,000,000	1,087,110
Gulfport Rev., (Memorial Hospital at Gulfport), 5.00%, 7/1/22	1,000,000	1,104,240
Gulfport Rev., (Memorial Hospital at Gulfport), 5.00%, 7/1/23	1,500,000	1,676,595
Gulfport Rev., (Memorial Hospital at Gulfport), 5.00%, 7/1/30	2,000,000	2,231,520
Gulfport Rev., (Memorial Hospital at Gulfport), 5.00%, 7/1/31	1,000,000	1,111,050
Jackson Water & Sewer System Rev., 4.00%, 9/1/18 (BAM)	380,000	386,323
Jackson Water & Sewer System Rev., 4.00%, 9/1/20 (BAM)	625,000	653,056
Jackson Water & Sewer System Rev., 4.00%, 9/1/22 (BAM)	550,000	586,911
Jackson Water & Sewer System Rev., 4.00%, 9/1/23 (BAM)	580,000	623,355
Mississippi Business Finance Corp. Rev., (Chevron USA, Inc.), VRDN, 1.02%, 12/1/17, resets daily off the remarketing agent (GA: CHEVRON Corp.)	7,570,000	7,570,000
Mississippi Business Finance Corp. Rev., (Chevron USA, Inc.), VRDN, 1.02%, 12/1/17, resets daily off the remarketing agent (GA: CHEVRON Corp.)	6,165,000	6,165,000
Mississippi Business Finance Corp. Rev., (Chevron USA, Inc.), VRDN, 1.02%, 12/1/17, resets daily off the remarketing agent (GA: CHEVRON Corp.)	3,550,000	3,550,000
Mississippi Development Bank Rev., 5.00%, 7/1/19 (Ambac)	4,160,000	4,367,085
Mississippi Development Bank Rev., 6.875%, 12/1/40 (AGM)	4,250,000	5,313,562
Mississippi Hospital Equipment & Facilities Authority Rev., (Baptist Memorial Health Care Obligated Group), VRDN, 1.55%, 1/9/18, resets semi-annually off the remarketing agent(1)	3,100,000	3,098,667
State of Mississippi GO, 5.00%, 12/1/23, Prerefunded at 100% of Par(2)	5,000,000	5,880,050
State of Mississippi GO, VRDN, 1.16%, 12/1/17, resets monthly off the remarketing agent	3,000,000	2,978,640
		49,070,786
Missouri — 1.3%
Boone County Rev., (Boone County Hospital), 5.00%, 8/1/24	3,030,000	3,422,082
Boone County Rev., (Boone County Hospital), 5.00%, 8/1/26	3,340,000	3,810,406
Boone County Rev., (Boone County Hospital), 5.00%, 8/1/28	1,685,000	1,903,191
Cape Girardeau County Industrial Development Authority Rev., (SoutheastHEALTH Obligated Group), 5.00%, 3/1/22	1,170,000	1,276,131

	Principal Amount	Value
Cape Girardeau County Industrial Development Authority Rev., (SoutheastHEALTH Obligated Group), 5.00%, 3/1/23	$600,000	$663,294
Cape Girardeau County Industrial Development Authority Rev., (SoutheastHEALTH Obligated Group), 5.00%, 3/1/24	1,000,000	1,119,070
Cape Girardeau County Industrial Development Authority Rev., (SoutheastHEALTH Obligated Group), 5.00%, 3/1/26	805,000	916,710
Cape Girardeau County Industrial Development Authority Rev., (SoutheastHEALTH Obligated Group), 5.00%, 3/1/27	1,100,000	1,260,116
Cape Girardeau County Industrial Development Authority Rev., (SoutheastHEALTH Obligated Group), 5.00%, 3/1/30	1,355,000	1,526,773
Cape Girardeau County Industrial Development Authority Rev., (SoutheastHEALTH Obligated Group), 5.00%, 3/1/31	1,255,000	1,405,638
Health & Educational Facilities Authority of the State of Missouri Rev., (Washington University), 5.375%, 3/15/18, Prerefunded at 100% of Par(2)	2,250,000	2,276,167
Health & Educational Facilities Authority of the State of Missouri Rev., (Webster University), 5.00%, 4/1/25	3,270,000	3,776,098
Health & Educational Facilities Authority of the State of Missouri Rev., (Webster University), 5.00%, 4/1/26	3,130,000	3,643,132
Kirkwood Industrial Development Authority Rev., (Ashfield Active Living and Wellness Communities, Inc.), 5.00%, 5/15/19	1,475,000	1,535,431
Kirkwood Industrial Development Authority Rev., (Ashfield Active Living and Wellness Communities, Inc.), 5.00%, 5/15/23	1,790,000	1,939,626
Kirkwood Industrial Development Authority Rev., (Ashfield Active Living and Wellness Communities, Inc.), 5.00%, 5/15/24	380,000	412,866
Kirkwood Industrial Development Authority Rev., (Ashfield Active Living and Wellness Communities, Inc.), 5.00%, 5/15/25	975,000	1,057,485
Kirkwood Industrial Development Authority Rev., (Ashfield Active Living and Wellness Communities, Inc.), 5.00%, 5/15/26	1,000,000	1,082,990
Kirkwood Industrial Development Authority Rev., (Ashfield Active Living and Wellness Communities, Inc.), 5.00%, 5/15/27	1,100,000	1,193,929
Kirkwood Industrial Development Authority Rev., (Ashfield Active Living and Wellness Communities, Inc.), 5.25%, 5/15/28	1,135,000	1,244,743
Missouri Highway & Transportation Commission Rev., 5.00%, 5/1/18	2,700,000	2,741,526
Missouri State Environmental Improvement & Energy Resources Authority Rev., 5.00%, 1/1/22	335,000	378,908
Missouri State Environmental Improvement & Energy Resources Authority Rev., 5.00%, 1/1/23	300,000	347,463
Missouri State Environmental Improvement & Energy Resources Authority Rev., 5.00%, 7/1/23	400,000	468,296
Missouri State Environmental Improvement & Energy Resources Authority Rev., 5.00%, 1/1/24	700,000	827,463
Missouri State Environmental Improvement & Energy Resources Authority Rev., 5.00%, 1/1/25	1,000,000	1,200,640
State Louis County Industrial Development Authority Rev., (Ranken-Jordan Pediatric Speciality Hospital), 5.00%, 11/15/41	1,000,000	1,009,770
		42,439,944
Nebraska — 0.3%
Central Plains Energy Project Rev., 5.00%, 9/1/22	2,500,000	2,826,700
Douglas County Hospital Authority No. 3 Rev., (Nebraska Methodist Health Obligated Group), 5.00%, 11/1/45	4,100,000	4,551,984
Nebraska Public Power District Rev., 5.00%, 1/1/18, Prerefunded at 100% of Par(2)	2,500,000	2,507,025
		9,885,709

	Principal Amount	Value
Nevada — 0.5%
Carson Tahoe Regional Healthcare Rev., 5.00%, 9/1/30(4)	$750,000	$862,455
Carson Tahoe Regional Healthcare Rev., 5.00%, 9/1/32(4)	735,000	839,274
Carson Tahoe Regional Healthcare Rev., 5.00%, 9/1/34(4)	765,000	866,057
Clark County Rev., (Nevada Power Co.), VRDN, 1.60%, 5/21/20, resets off the remarketing agent	1,500,000	1,487,070
Henderson Local Improvement Districts Special Assessment, 4.00%, 9/1/21	1,320,000	1,387,373
Henderson Local Improvement Districts Special Assessment, 4.00%, 9/1/22	2,150,000	2,276,485
Henderson Local Improvement Districts Special Assessment, 4.00%, 9/1/24	1,890,000	1,997,409
Las Vegas Convention & Visitors Authority Rev., 4.00%, 7/1/32	3,810,000	3,996,080
Las Vegas Redevelopment Agency Tax Allocation, 5.00%, 6/15/22	890,000	1,000,164
Reno Rev., VRDN, 1.01%, 12/1/17, resets daily off the remarketing agent (LOC: Bank of New York Mellon)	1,400,000	1,400,000
		16,112,367
New Jersey — 5.3%
New Jersey Economic Development Authority Rev., 5.00%, 9/1/18, Prerefunded at 100% of Par(2)	110,000	112,943
New Jersey Economic Development Authority Rev., 5.25%, 12/15/20 (Ambac)	5,000,000	5,409,500
New Jersey Economic Development Authority Rev., 4.00%, 7/1/22	3,000,000	3,131,220
New Jersey Economic Development Authority Rev., 5.00%, 6/15/23	2,335,000	2,583,888
New Jersey Economic Development Authority Rev., 5.00%, 7/1/23 (BAM)	2,625,000	2,949,949
New Jersey Economic Development Authority Rev., 5.00%, 6/15/24	4,015,000	4,477,889
New Jersey Economic Development Authority Rev., 5.00%, 6/15/25	5,000,000	5,520,350
New Jersey Economic Development Authority Rev., 5.00%, 6/15/26	5,000,000	5,501,800
New Jersey Economic Development Authority Rev., 5.50%, 6/15/27	5,000,000	5,874,250
New Jersey Economic Development Authority Rev., 5.00%, 7/1/27 (BAM)	3,000,000	3,496,080
New Jersey Economic Development Authority Rev., 5.00%, 7/1/28 (BAM)	6,000,000	7,030,320
New Jersey Economic Development Authority Rev., 5.00%, 7/1/33	1,000,000	1,094,700
New Jersey Economic Development Authority Rev., 5.25%, 6/15/40	3,500,000	3,800,965
New Jersey Educational Facilities Authority Rev., (College of New Jersey), 4.00%, 7/1/30	575,000	609,247
New Jersey Educational Facilities Authority Rev., (College of New Jersey), 4.00%, 7/1/31	500,000	527,475
New Jersey Educational Facilities Authority Rev., (College of New Jersey), 4.00%, 7/1/32	1,000,000	1,051,130
New Jersey Educational Facilities Authority Rev., (College of State Elizabeth), 5.00%, 7/1/21	1,115,000	1,193,552
New Jersey Educational Facilities Authority Rev., (College of State Elizabeth), 5.00%, 7/1/26	2,105,000	2,294,766
New Jersey Educational Facilities Authority Rev., (New Jersey City University), 5.00%, 7/1/25 (AGM)	2,360,000	2,786,240
New Jersey Educational Facilities Authority Rev., (New Jersey City University), 5.00%, 7/1/26 (AGM)	1,500,000	1,790,340
New Jersey Educational Facilities Authority Rev., (New Jersey City University), 5.00%, 7/1/27 (AGM)	2,575,000	3,040,714

	Principal Amount	Value
New Jersey Health Care Facilities Financing Authority Rev., (Hackensack University Medical Center), 5.00%, 1/1/20, Prerefunded at 100% of Par(2)	$1,250,000	$1,336,912
New Jersey Health Care Facilities Financing Authority Rev., (RWJ Barnabas Health Obligated Group), 5.00%, 1/1/20, Prerefunded at 100% of Par(2)	1,925,000	2,058,845
New Jersey Health Care Facilities Financing Authority Rev., (State Joseph's Healthcare System Obligated Group), 5.00%, 7/1/25	1,750,000	1,991,902
New Jersey Health Care Facilities Financing Authority Rev., (State Joseph's Healthcare System Obligated Group), 5.00%, 7/1/27	2,000,000	2,295,520
New Jersey Health Care Facilities Financing Authority Rev., (Trinitas Regional Medical Center Obligated Group), 5.00%, 7/1/26	1,500,000	1,742,535
New Jersey Health Care Facilities Financing Authority Rev., (Trinitas Regional Medical Center Obligated Group), 5.00%, 7/1/27	1,500,000	1,725,315
New Jersey Transportation Trust Fund Authority Rev., 5.00%, 6/15/20	4,200,000	4,463,340
New Jersey Transportation Trust Fund Authority Rev., 5.25%, 12/15/21 (NATL)	6,850,000	7,559,660
New Jersey Transportation Trust Fund Authority Rev., 5.25%, 6/15/23	3,000,000	3,270,750
New Jersey Transportation Trust Fund Authority Rev., 5.25%, 12/15/23 (Ambac)	2,210,000	2,504,571
New Jersey Transportation Trust Fund Authority Rev., 5.00%, 6/15/27	2,000,000	2,250,980
New Jersey Transportation Trust Fund Authority Rev., 5.25%, 6/15/30	5,000,000	5,355,100
New Jersey Transportation Trust Fund Authority Rev., 5.00%, 6/15/38	7,000,000	7,548,870
New Jersey Transportation Trust Fund Authority Rev., 5.00%, 6/15/42	12,980,000	13,665,344
New Jersey Transportation Trust Fund Authority Rev., 5.00%, 6/15/44	5,000,000	5,317,200
New Jersey Turnpike Authority Rev., 5.00%, 1/1/18	1,700,000	1,704,726
New Jersey Turnpike Authority Rev., 5.00%, 1/1/20	10,000,000	10,672,000
New Jersey Turnpike Authority Rev., 5.00%, 1/1/27	5,200,000	6,093,620
New Jersey Turnpike Authority Rev., 5.00%, 1/1/28	180,000	203,830
New Jersey Turnpike Authority Rev., 5.00%, 1/1/29	14,940,000	16,862,031
New Jersey Turnpike Authority Rev., 5.00%, 1/1/33	5,215,000	5,997,459
South Jersey Port Corp. Rev., 5.00%, 1/1/27	1,030,000	1,150,119
South Jersey Port Corp. Rev., 5.00%, 1/1/30	2,360,000	2,587,952
South Jersey Port Corp. Rev., 5.00%, 1/1/31	1,670,000	1,823,957
Tobacco Settlement Financing Corp. Rev., 4.625%, 6/1/26	5,000,000	5,017,350
		179,477,206
New Mexico — 0.5%
Farmington Rev., (Public Service Co. of New Mexico), VRDN, 2.125%, 6/1/22, resets off the remarketing agent	3,000,000	3,008,310
New Mexico Finance Authority Rev., 5.00%, 6/15/18	3,000,000	3,059,460
New Mexico Finance Authority Rev., 4.00%, 6/15/19	2,000,000	2,072,900
New Mexico Hospital Equipment Loan Council Rev., (Presbyterian Healthcare Services Obligated Group), 5.00%, 8/1/23	1,625,000	1,878,890
New Mexico Hospital Equipment Loan Council Rev., (Presbyterian Healthcare Services Obligated Group), 5.00%, 8/1/26	1,000,000	1,184,710

	Principal Amount	Value
New Mexico Municipal Energy Acquisition Authority Rev., VRDN, 5.00%, 8/1/19, resets off the remarketing agent (SBBPA: Royal Bank of Canada)	$5,000,000	$5,251,750
		16,456,020
New York — 11.0%
Albany Capital Resource Corp. Rev., (Empire Commons Student Housing, Inc.), 5.00%, 5/1/28	400,000	470,756
Albany Capital Resource Corp. Rev., (Empire Commons Student Housing, Inc.), 5.00%, 5/1/30	350,000	406,753
Albany Capital Resource Corp. Rev., (Empire Commons Student Housing, Inc.), 5.00%, 5/1/31	350,000	404,768
Brooklyn Arena Local Development Corp. Rev., (Brooklyn Events Center LLC), 6.25%, 1/15/20, Prerefunded at 100% of Par(2)	3,700,000	4,064,265
Brooklyn Arena Local Development Corp. Rev., (Brooklyn Events Center LLC), 4.00%, 7/15/29 (AGM)	2,000,000	2,171,700
Hempstead Town Local Development Corp. Rev., (Hofstra University), 5.00%, 7/1/24	1,465,000	1,620,158
Hempstead Town Local Development Corp. Rev., (Hofstra University), 5.00%, 7/1/26	1,130,000	1,245,565
Hempstead Town Local Development Corp. Rev., (Hofstra University), 5.00%, 7/1/27	1,320,000	1,454,033
Hempstead Town Local Development Corp. Rev., (Molloy College), 5.00%, 7/1/21	430,000	479,171
Hempstead Town Local Development Corp. Rev., (Molloy College), 5.00%, 7/1/22	1,365,000	1,551,486
Hempstead Town Local Development Corp. Rev., (Molloy College), 5.00%, 7/1/24	1,500,000	1,755,780
Hempstead Town Local Development Corp. Rev., (Molloy College), 5.00%, 7/1/26	830,000	986,422
Hempstead Town Local Development Corp. Rev., (Molloy College), 5.00%, 7/1/28	1,825,000	2,163,501
Hempstead Town Local Development Corp. Rev., (Molloy College), 5.00%, 7/1/31	900,000	1,051,272
Jefferson County Civic Facility Development Corp. Rev., (Samaritan Medical Center Obligated Group), 5.00%, 11/1/25	1,305,000	1,473,776
Jefferson County Civic Facility Development Corp. Rev., (Samaritan Medical Center Obligated Group), 5.00%, 11/1/26	1,375,000	1,563,196
Jefferson County Civic Facility Development Corp. Rev., (Samaritan Medical Center Obligated Group), 5.00%, 11/1/27	1,440,000	1,644,106
Jefferson County Civic Facility Development Corp. Rev., (Samaritan Medical Center Obligated Group), 5.00%, 11/1/37	2,000,000	2,224,500
Jefferson County Civic Facility Development Corp. Rev., (Samaritan Medical Center Obligated Group), 4.00%, 11/1/47	1,500,000	1,477,800
Long Island Power Authority Rev., 5.00%, 5/1/21	2,385,000	2,637,834
Long Island Power Authority Rev., 5.00%, 9/1/34	11,410,000	12,882,118
Long Island Power Authority Rev., 5.00%, 9/1/35	3,500,000	3,940,160
Metropolitan Transportation Authority Rev., 5.00%, 11/15/19	1,750,000	1,862,210
Metropolitan Transportation Authority Rev., 5.25%, 11/15/19 (NATL)	4,900,000	5,237,610
Metropolitan Transportation Authority Rev., 5.00%, 11/15/21, Prerefunded at 100% of Par(2)	2,100,000	2,312,751
Metropolitan Transportation Authority Rev., 5.00%, 11/15/22, Prerefunded at 100% of Par(2)	5,000,000	5,764,300
Metropolitan Transportation Authority Rev., 5.00%, 5/15/23, Prerefunded at 100% of Par(2)	4,595,000	5,344,261

	Principal Amount	Value
Metropolitan Transportation Authority Rev., 5.00%, 5/15/23, Prerefunded at 100% of Par(2)	$10,360,000	$12,078,620
Metropolitan Transportation Authority Rev., 6.25%, 11/15/23	960,000	1,005,802
Metropolitan Transportation Authority Rev., 5.00%, 11/15/43	5,250,000	5,866,245
Metropolitan Transportation Authority Rev., VRDN, 1.34%, 12/7/17, resets weekly off the remarketing agent	1,000,000	999,960
Metropolitan Transportation Authority Rev., VRDN, 1.42%, 12/7/17, resets weekly off the remarketing agent	7,000,000	6,974,030
Nassau County Interim Finance Authority Rev., 5.00%, 11/15/21	120,000	125,936
Nassau County Interim Finance Authority Rev., 5.00%, 11/15/23	100,000	104,829
Nassau County Local Economic Assistance Corp. Rev., (Catholic Health Services of Long Island Obligated Group), 5.00%, 7/1/22	850,000	952,246
New York City GO, 5.00%, 8/1/18	5,000,000	5,122,800
New York City GO, 5.00%, 8/1/18	4,095,000	4,195,573
New York City GO, 5.00%, 8/1/18	5,000,000	5,122,800
New York City GO, 5.00%, 8/1/19	4,555,000	4,807,347
New York City GO, 5.00%, 10/1/19	5,000,000	5,301,650
New York City GO, 5.00%, 8/1/22	7,565,000	8,601,935
New York City GO, 5.00%, 8/1/23	10,000,000	11,591,400
New York City GO, 5.00%, 8/1/25	1,700,000	2,036,022
New York City GO, 5.00%, 8/1/26	5,370,000	6,372,418
New York City GO, 5.00%, 8/1/36	4,600,000	5,242,206
New York City GO, VRDN, 0.95%, 12/1/17, resets daily off the remarketing agent (LIQ FAC: Barclays Bank plc)	2,070,000	2,070,000
New York City GO, VRDN, 0.96%, 12/1/17, resets daily off the remarketing agent (LOC: Bank of America N.A.)	3,300,000	3,300,000
New York City GO, VRDN, 0.96%, 12/1/17, resets daily off the remarketing agent (SBBPA: Bank of America N.A.)	3,600,000	3,600,000
New York City GO, VRDN, 0.97%, 12/1/17, resets daily off the remarketing agent (LOC: Bank of New York Mellon)	1,695,000	1,695,000
New York City GO, VRDN, 0.97%, 12/1/17, resets daily off the remarketing agent (LOC: Bank of New York Mellon)	5,400,000	5,400,000
New York City GO, VRDN, 0.99%, 12/1/17, resets daily off the remarketing agent (LOC: Bank of the West)	2,800,000	2,800,000
New York City Transitional Finance Authority Building Aid Rev., 5.50%, 1/15/39	2,000,000	2,086,420
New York City Transitional Finance Authority Future Tax Secured Rev., 5.00%, 11/1/26	5,000,000	6,001,300
New York City Transitional Finance Authority Future Tax Secured Rev., 5.00%, 5/1/28	12,960,000	14,864,602
New York City Transitional Finance Authority Future Tax Secured Rev., 5.00%, 8/1/29	10,000,000	11,885,700
New York City Transitional Finance Authority Future Tax Secured Rev., 5.00%, 11/1/39	4,200,000	4,556,664
New York City Water & Sewer System Rev., 5.00%, 6/15/39	5,070,000	5,315,388
New York City Water & Sewer System Rev., 5.00%, 6/15/39	7,010,000	7,349,284
New York City Water & Sewer System Rev., VRDN, 0.94%, 12/1/17, resets daily off the remarketing agent (SBBPA: State Street Bank & Trust Co.)	3,000,000	3,000,000
New York City Water & Sewer System Rev., VRDN, 0.96%, 12/1/17, resets daily off the remarketing agent (SBBPA: Bank of America N.A.)	2,000,000	2,000,000

	Principal Amount	Value
New York City Water & Sewer System Rev., VRDN, 0.97%, 12/1/17, resets daily off the remarketing agent (SBBPA: State Street Bank & Trust Co.)	$5,000,000	$5,000,000
New York City Water & Sewer System Rev., VRDN, 0.97%, 12/1/17, resets daily off the remarketing agent (SBBPA: State Street Bank & Trust Co.)	2,750,000	2,750,000
New York Convention Center Development Corp. Rev., Capital Appreciation, 0.00%, 11/15/37(3)	3,000,000	1,376,310
New York Counties Tobacco Trust Rev., 5.00%, 6/1/36	550,000	597,933
New York Counties Tobacco Trust Rev., 5.00%, 6/1/41	400,000	428,560
New York Liberty Development Corp. Rev., (Goldman Sachs Headquarters LLC), 5.25%, 10/1/35	9,795,000	12,398,609
New York Power Authority Rev., 5.00%, 11/15/22	1,000,000	1,151,320
New York State Dormitory Authority Rev., 5.75%, 3/15/19, Prerefunded at 100% of Par(2)	10,000,000	10,532,800
New York State Dormitory Authority Rev., 5.00%, 2/15/27	8,235,000	9,252,928
New York State Dormitory Authority Rev., 5.00%, 2/15/39	235,000	243,462
New York State Dormitory Authority Rev., (Brooklyn Law School), 5.75%, 7/1/33	1,000,000	1,059,930
New York State Dormitory Authority Rev., (Northwell Health Obligated Group), 5.50%, 5/1/19, Prerefunded at 100% of Par(2)	1,450,000	1,529,880
New York State Dormitory Authority Rev., (Orange Regional Medical Center Obligated Group), 4.00%, 12/1/20(1)	800,000	833,208
New York State Dormitory Authority Rev., (Orange Regional Medical Center Obligated Group), 4.00%, 12/1/21(1)	1,100,000	1,155,891
New York State Dormitory Authority Rev., (Orange Regional Medical Center Obligated Group), 5.00%, 12/1/22(1)	900,000	992,961
New York State Dormitory Authority Rev., (Orange Regional Medical Center Obligated Group), 5.00%, 12/1/24(1)	2,600,000	2,932,774
New York State Dormitory Authority Rev., (Orange Regional Medical Center Obligated Group), 5.00%, 12/1/25(1)	1,300,000	1,480,557
New York State Thruway Authority Rev., 5.00%, 5/1/19	12,000,000	12,555,480
New York State Thruway Authority Rev., 5.00%, 1/1/24	3,330,000	3,741,255
New York State Thruway Authority Rev., 5.00%, 1/1/28	5,000,000	5,869,600
New York State Thruway Authority Rev., 5.00%, 1/1/29	10,000,000	11,682,400
Niagara Falls Bridge Commission Rev., 4.00%, 10/1/19 (AGC)	1,365,000	1,403,343
Port Authority of New York & New Jersey Rev., (JFK International Air Terminal LLC), 5.00%, 12/1/20	850,000	915,849
Port Authority of New York & New Jersey Rev., (JFK International Air Terminal LLC), 6.00%, 12/1/42	2,850,000	3,165,409
State of New York GO, 5.00%, 2/15/39	2,000,000	2,076,620
Tompkins County Development Corp. Rev., (Kendal at Ithaca, Inc.), 4.00%, 7/1/29	500,000	507,985
Tompkins County Development Corp. Rev., (Kendal at Ithaca, Inc.), 5.00%, 7/1/29	730,000	797,832
Tompkins County Development Corp. Rev., (Kendal at Ithaca, Inc.), 5.00%, 7/1/34	1,000,000	1,075,230
Tompkins County Development Corp. Rev., (Kendal at Ithaca, Inc.), 5.00%, 7/1/44	1,100,000	1,166,924
Triborough Bridge & Tunnel Authority Rev., 5.00%, 11/15/27	3,000,000	3,716,490
Triborough Bridge & Tunnel Authority Rev., 5.00%, 11/15/28	2,500,000	3,127,950
Triborough Bridge & Tunnel Authority Rev., 5.00%, 11/15/29	700,000	823,956
Triborough Bridge & Tunnel Authority Rev., 5.00%, 11/15/30	3,030,000	3,463,260
Triborough Bridge & Tunnel Authority Rev., 5.00%, 11/15/38	3,910,000	4,042,705

	Principal Amount	Value
TSASC, Inc. Rev., 5.00%, 6/1/20	$2,000,000	$2,164,420
TSASC, Inc. Rev., 5.00%, 6/1/20	1,000,000	1,072,310
TSASC, Inc. Rev., 5.00%, 6/1/21	2,000,000	2,217,800
TSASC, Inc. Rev., 5.00%, 6/1/21	1,000,000	1,066,890
TSASC, Inc. Rev., 5.00%, 6/1/22	1,000,000	1,130,100
TSASC, Inc. Rev., 5.00%, 6/1/22	1,300,000	1,401,686
TSASC, Inc. Rev., 5.00%, 6/1/23	2,000,000	2,302,720
TSASC, Inc. Rev., 5.00%, 6/1/24	1,000,000	1,094,930
Westchester County Local Development Corp. Rev., (Pace University), 5.50%, 5/1/42	3,345,000	3,768,878
Westchester County Local Development Corp. Rev., (Westchester County Health Care Corp. Obligated Group), 5.00%, 11/1/25	1,000,000	1,165,100
Westchester County Local Development Corp. Rev., (Westchester County Health Care Corp. Obligated Group), 5.00%, 11/1/28	1,000,000	1,139,850
Westchester County Local Development Corp. Rev., (Westchester County Health Care Corp. Obligated Group), 5.00%, 11/1/29	1,000,000	1,132,330
Westchester County Local Development Corp. Rev., (Westchester County Health Care Corp. Obligated Group), 5.00%, 11/1/30	1,000,000	1,126,350
Westchester Tobacco Asset Securitization Rev., 5.00%, 6/1/20	500,000	540,085
Westchester Tobacco Asset Securitization Rev., 5.00%, 6/1/21	500,000	552,125
Westchester Tobacco Asset Securitization Rev., 5.00%, 6/1/22	1,935,000	2,169,909
Westchester Tobacco Asset Securitization Rev., 5.00%, 6/1/23	2,000,000	2,270,460
		370,781,783
North Carolina — 0.8%
Charlotte GO, 5.00%, 8/1/19	2,000,000	2,048,180
Greensboro Combined Water & Sewer System Rev., 5.25%, 6/1/20	2,060,000	2,242,413
North Carolina Capital Facilities Finance Agency Rev., (Meredith College), 4.00%, 6/1/34	1,000,000	1,035,620
North Carolina Medical Care Commission Rev., (Deerfield Episcopal Retirement Community, Inc.), 5.00%, 11/1/37	1,750,000	1,992,445
North Carolina Medical Care Commission Rev., (Mission Health System, Inc.), 5.00%, 10/1/26	905,000	1,094,308
North Carolina Medical Care Commission Rev., (Mission Health System, Inc.), 5.00%, 10/1/27	965,000	1,179,626
North Carolina Medical Care Commission Rev., (United Methodist Retirement Homes, Inc. Obligated Group), 5.00%, 10/1/37(4)	1,100,000	1,219,911
North Carolina Municipal Power Agency No. 1 Rev., 5.25%, 1/1/18, Prerefunded at 100% of Par(2)	2,500,000	2,507,575
North Carolina Municipal Power Agency No. 1 Rev., 5.25%, 1/1/18, Prerefunded at 100% of Par(2)	2,000,000	2,006,060
North Carolina Municipal Power Agency No. 1 Rev., 5.00%, 1/1/19, Prerefunded at 100% of Par(2)	1,280,000	1,326,745
North Carolina Municipal Power Agency No. 1 Rev., 5.00%, 1/1/28	4,050,000	4,502,992
North Carolina Municipal Power Agency No. 1 Rev., 5.00%, 1/1/30	520,000	538,080
North Carolina Turnpike Authority Rev., 5.00%, 1/1/19	350,000	363,048
North Carolina Turnpike Authority Rev., 5.00%, 1/1/20	800,000	854,776
North Carolina Turnpike Authority Rev., 5.00%, 1/1/21	790,000	866,030
North Carolina Turnpike Authority Rev., 5.00%, 1/1/22	700,000	784,399
Raleigh Durham Airport Authority Rev., 5.00%, 5/1/20	450,000	485,442
Raleigh Durham Airport Authority Rev., 5.00%, 5/1/21	360,000	398,668

	Principal Amount	Value
Raleigh Durham Airport Authority Rev., 5.00%, 5/1/22	$760,000	$860,890
		26,307,208
Ohio — 2.3%
Allen County Rev., (Mercy Health), VRDN, 0.96%, 12/1/17, resets daily off the remarketing agent (LOC: Union Bank N.A.)	2,605,000	2,605,000
Buckeye Tobacco Settlement Financing Authority Rev., 5.875%, 6/1/30	5,000,000	4,761,450
Cleveland COP, 5.00%, 11/15/19	2,450,000	2,588,694
Cleveland Rev., 5.00%, 5/15/21	1,475,000	1,631,542
Cleveland Rev., 5.00%, 5/15/23	1,305,000	1,501,729
Cleveland Airport System Rev., 5.00%, 1/1/22 (AGM)	1,635,000	1,827,374
Cleveland Airport System Rev., 5.00%, 1/1/23 (AGM)	1,510,000	1,723,635
Cleveland Airport System Rev., 5.00%, 1/1/24 (AGM)	1,075,000	1,247,925
Cleveland Airport System Rev., 5.00%, 1/1/25 (AGM)	4,000,000	4,452,360
Cleveland Airport System Rev., 5.00%, 1/1/25	2,500,000	2,776,525
Cleveland Airport System Rev., 5.00%, 1/1/26 (AGM)	3,560,000	3,939,104
Cleveland Airport System Rev., 5.00%, 1/1/26	2,530,000	2,796,308
Cleveland Airport System Rev., 5.00%, 1/1/31 (AGM)	750,000	850,590
Cleveland-Cuyahoga County Port Authority Rev., (Euclid Avenue Development Corp.), 5.00%, 8/1/39	5,000,000	5,592,900
Cleveland-Cuyahoga County Port Authority Rev., (Euclid Avenue Development Corp.), 5.00%, 8/1/44	2,250,000	2,342,610
Cuyahoga County Rev., 5.00%, 12/1/20	1,400,000	1,526,056
Cuyahoga County Rev., 5.00%, 12/1/24	500,000	576,975
Cuyahoga County Rev., 5.00%, 12/1/25	370,000	424,949
Cuyahoga County Rev., (MetroHealth System), 5.00%, 2/15/23	1,500,000	1,650,135
Cuyahoga County Rev., (MetroHealth System), 5.00%, 2/15/24	1,750,000	1,946,525
Cuyahoga County Rev., (MetroHealth System), 5.00%, 2/15/25	1,350,000	1,513,309
Cuyahoga County Rev., (MetroHealth System), 5.00%, 2/15/26	2,000,000	2,254,600
Cuyahoga County Rev., (MetroHealth System), 5.00%, 2/15/27	1,600,000	1,811,456
Cuyahoga County Rev., (MetroHealth System), 5.00%, 2/15/28	1,750,000	1,967,997
Kent State University Rev., 4.00%, 5/1/23	1,800,000	1,975,896
Miami University/Oxford Rev., 5.00%, 9/1/25	4,440,000	4,929,643
Ohio Higher Educational Facility Commission Rev., 5.00%, 10/1/19	3,480,000	3,688,000
Ohio Higher Educational Facility Commission Rev., (Case Western Reserve University), 6.50%, 10/1/20	405,000	434,796
Ohio Higher Educational Facility Commission Rev., (Otterbein University), 5.00%, 12/1/21	1,055,000	1,175,840
Ohio Higher Educational Facility Commission Rev., (Otterbein University), 5.00%, 12/1/22	1,090,000	1,236,289
Ohio Higher Educational Facility Commission Rev., (Otterbein University), 5.00%, 12/1/23	1,170,000	1,343,043
Ohio Higher Educational Facility Commission Rev., (Otterbein University), 5.00%, 12/1/24	1,230,000	1,427,845
Ohio Higher Educational Facility Commission Rev., (Otterbein University), 5.00%, 12/1/25	1,290,000	1,506,036
Ohio Higher Educational Facility Commission Rev., (Otterbein University), 5.00%, 12/1/28	1,505,000	1,734,272
Ohio Water Development Authority Rev., 5.00%, 6/1/18, Prerefunded at 100% of Par(2)	2,000,000	2,036,840
		75,798,248

	Principal Amount	Value
Oklahoma — 0.3%
Oklahoma Development Finance Authority Rev., (INTEGRIS Health Obligated Group), 5.00%, 8/15/25	$1,500,000	$1,798,200
Oklahoma Development Finance Authority Rev., (INTEGRIS Health Obligated Group), 5.00%, 8/15/26	1,000,000	1,178,760
Oklahoma Development Finance Authority Rev., (INTEGRIS Health Obligated Group), 5.00%, 8/15/27	1,000,000	1,170,970
Tulsa County Industrial Authority Rev., (Montereau, Inc.), 5.00%, 11/15/23	250,000	283,008
Tulsa County Industrial Authority Rev., (Montereau, Inc.), 5.00%, 11/15/24	1,665,000	1,899,282
Tulsa County Industrial Authority Rev., (Montereau, Inc.), 5.00%, 11/15/26	500,000	574,990
Tulsa County Industrial Authority Rev., (Montereau, Inc.), 5.00%, 11/15/28	600,000	679,128
Tulsa County Industrial Authority Rev., (Montereau, Inc.), 5.00%, 11/15/29	1,000,000	1,125,140
		8,709,478
Oregon — 0.6%
Forest Grove Rev., (Oak Tree Foundation, Inc.), 3.00%, 3/1/18	175,000	175,705
Forest Grove Rev., (Oak Tree Foundation, Inc.), 4.00%, 3/1/19	320,000	329,357
Forest Grove Rev., (Oak Tree Foundation, Inc.), 5.00%, 3/1/22	1,040,000	1,147,058
Forest Grove Rev., (Oak Tree Foundation, Inc.), 5.00%, 3/1/23	350,000	389,631
Forest Grove Rev., (Oak Tree Foundation, Inc.), 5.00%, 3/1/24	250,000	280,678
Forest Grove Rev., (Oak Tree Foundation, Inc.), 5.00%, 3/1/25	200,000	225,576
Klamath Falls Intercommunity Hospital Authority Rev., (Sky Lakes Medical Center, Inc.), 4.00%, 9/1/22	325,000	352,557
Klamath Falls Intercommunity Hospital Authority Rev., (Sky Lakes Medical Center, Inc.), 4.00%, 9/1/23	600,000	656,844
Klamath Falls Intercommunity Hospital Authority Rev., (Sky Lakes Medical Center, Inc.), 4.00%, 9/1/24	475,000	524,728
Klamath Falls Intercommunity Hospital Authority Rev., (Sky Lakes Medical Center, Inc.), 4.00%, 9/1/25	275,000	305,687
Klamath Falls Intercommunity Hospital Authority Rev., (Sky Lakes Medical Center, Inc.), 4.00%, 9/1/26	240,000	267,612
Klamath Falls Intercommunity Hospital Authority Rev., (Sky Lakes Medical Center, Inc.), 5.00%, 9/1/27	200,000	236,390
Klamath Falls Intercommunity Hospital Authority Rev., (Sky Lakes Medical Center, Inc.), 5.00%, 9/1/28	265,000	311,182
Klamath Falls Intercommunity Hospital Authority Rev., (Sky Lakes Medical Center, Inc.), 5.00%, 9/1/29	235,000	273,568
Klamath Falls Intercommunity Hospital Authority Rev., (Sky Lakes Medical Center, Inc.), 5.00%, 9/1/30	200,000	231,706
Oregon Health & Science University Rev., 5.75%, 7/1/19, Prerefunded at 100% of Par(2)	3,200,000	3,407,232
State of Oregon GO, 5.00%, 5/1/19	1,080,000	1,132,002
State of Oregon GO, 5.00%, 5/1/20	1,870,000	2,019,132
State of Oregon GO, 5.00%, 8/1/20	1,000,000	1,087,300
State of Oregon GO, 5.00%, 5/1/21	1,500,000	1,664,280
State of Oregon GO, 5.00%, 8/1/21	750,000	837,127
State of Oregon GO, 5.00%, 8/1/22	700,000	799,645
State of Oregon GO, 5.00%, 8/1/23	1,340,000	1,563,391

	Principal Amount	Value
State of Oregon GO, 5.00%, 8/1/24	$1,000,000	$1,189,560
		19,407,948
Pennsylvania — 6.9%
Allegheny County Higher Education Building Authority Rev., (Duquesne University of the Holy Spirit), 4.00%, 3/1/30	1,230,000	1,312,693
Allegheny County Higher Education Building Authority Rev., (Duquesne University of the Holy Spirit), 4.00%, 3/1/31	2,000,000	2,126,960
Allegheny County Higher Education Building Authority Rev., (Duquesne University of the Holy Spirit), 4.00%, 3/1/32	600,000	635,850
Allegheny County Higher Education Building Authority Rev., (Duquesne University of the Holy Spirit), 4.00%, 3/1/33	400,000	422,412
Allegheny County Higher Education Building Authority Rev., (Robert Morris University), 5.00%, 10/15/37	1,000,000	1,125,950
Allegheny County Higher Education Building Authority Rev., (Robert Morris University), 5.00%, 10/15/47	1,625,000	1,803,864
Allegheny County Hospital Development Authority Rev., (UPMC Obligated Group), 5.00%, 9/1/18	1,500,000	1,540,470
Berks County Municipal Authority Rev., (Tower Health Obligated Group), VRDN, 2.46%, 12/7/17, resets weekly off the remarketing agent	2,500,000	2,546,000
Capital Region Water Rev., 5.00%, 7/15/24 (BAM)	750,000	879,592
Capital Region Water Rev., 5.00%, 7/15/29 (BAM)	400,000	470,276
Centre County Hospital Authority Rev., (Mount Nittany Medical Center Obligated Group), 4.00%, 11/15/32	250,000	262,340
Centre County Hospital Authority Rev., (Mount Nittany Medical Center Obligated Group), 4.00%, 11/15/34	200,000	208,304
Coatesville School District GO, 4.00%, 8/1/20	250,000	261,090
Coatesville School District GO, 5.00%, 8/1/21	1,000,000	1,091,980
Coatesville School District GO, 5.00%, 8/1/22	875,000	972,632
Coatesville School District GO, 5.00%, 8/1/24	1,000,000	1,144,520
Crawford County Industrial Development Authority Rev., (Allegheny College), 5.00%, 5/1/28	1,370,000	1,563,512
Crawford County Industrial Development Authority Rev., (Allegheny College), 5.00%, 5/1/30	1,510,000	1,705,379
Cumberland County Municipal Authority Rev., (Dickinson College), 5.00%, 5/1/28	1,000,000	1,176,070
Cumberland County Municipal Authority Rev., (Dickinson College), 5.00%, 5/1/29	1,420,000	1,656,032
Dauphin County General Authority Rev., (UPMC Obligated Group), 5.00%, 6/1/24	525,000	610,754
Dauphin County General Authority Rev., (UPMC Obligated Group), 5.00%, 6/1/25	750,000	882,195
Dauphin County General Authority Rev., (UPMC Obligated Group), 5.00%, 6/1/26	650,000	771,765
Doylestown Hospital Authority Rev., (Doylestown Hospital), 4.00%, 7/1/19 (GA: Doylestown Health Foundation)	1,105,000	1,128,879
Doylestown Hospital Authority Rev., (Doylestown Hospital), 5.00%, 7/1/22 (GA: Doylestown Health Foundation)	1,820,000	1,980,178
Doylestown Hospital Authority Rev., (Doylestown Hospital), 5.00%, 7/1/41 (GA: Doylestown Health Foundation)	3,000,000	3,243,030
Erie Higher Education Building Authority Rev., (Gannon University), 5.00%, 5/1/27	1,040,000	1,195,657
Erie Higher Education Building Authority Rev., (Gannon University), 5.00%, 5/1/28	1,095,000	1,240,821

	Principal Amount	Value
Erie Higher Education Building Authority Rev., (Gannon University), 5.00%, 5/1/29	$1,150,000	$1,300,512
Erie Higher Education Building Authority Rev., (Gannon University), 5.00%, 5/1/30	1,205,000	1,359,385
Erie Higher Education Building Authority Rev., (Gannon University), 5.00%, 5/1/31	1,265,000	1,419,672
Geisinger Authority Rev., (Geisinger Health System Obligated Group), VRN, 1.69%, 2/1/18, resets quarterly off the remarketing agent	5,000,000	4,286,350
General Authority of Southcentral Pennsylvania Rev., (WellSpan Health Obligated Group), 5.00%, 6/1/44	5,000,000	5,521,650
Hospitals & Higher Education Facilities Authority of Philadelphia Rev., (Temple University Health System Obligated Group), 5.00%, 7/1/29	2,000,000	2,256,120
Hospitals & Higher Education Facilities Authority of Philadelphia Rev., (Temple University Health System Obligated Group), 5.00%, 7/1/30	2,500,000	2,807,125
Hospitals & Higher Education Facilities Authority of Philadelphia Rev., (Temple University Health System Obligated Group), 5.00%, 7/1/31	1,250,000	1,394,962
Hospitals & Higher Education Facilities Authority of Philadelphia Rev., (Temple University Health System Obligated Group), 5.00%, 7/1/32	1,000,000	1,110,830
Luzerne County GO, 5.00%, 12/15/21 (AGM)	1,200,000	1,318,692
Luzerne County GO, 5.00%, 12/15/24 (AGM)	1,100,000	1,260,259
Luzerne County GO, 5.00%, 12/15/25 (AGM)	1,000,000	1,154,120
Luzerne County GO, 5.00%, 12/15/27 (AGM)	900,000	1,048,977
Luzerne County Industrial Development Authority Rev., 5.00%, 12/15/27 (AGM)	1,000,000	1,128,080
Monroe County Hospital Authority Rev., (Lehigh Valley Health Network Obligated Group), 4.00%, 7/1/19	1,400,000	1,442,742
Monroe County Hospital Authority Rev., (Lehigh Valley Health Network Obligated Group), 5.00%, 7/1/21	700,000	767,557
Monroe County Hospital Authority Rev., (Lehigh Valley Health Network Obligated Group), 5.00%, 7/1/24	530,000	608,827
Northeastern Pennsylvania Hospital & Education Authority Rev., (Wilkes University), 5.00%, 3/1/25	1,510,000	1,755,390
Northeastern Pennsylvania Hospital & Education Authority Rev., (Wilkes University), 5.25%, 3/1/31	1,300,000	1,512,524
Northeastern Pennsylvania Hospital & Education Authority Rev., (Wilkes University), 5.00%, 3/1/37	1,525,000	1,701,336
Pennsylvania GO, 5.375%, 7/1/18 (AGM)	1,070,000	1,094,760
Pennsylvania GO, 5.00%, 2/1/25 (AGM)	6,035,000	7,095,893
Pennsylvania GO, 5.00%, 9/15/25 (AGM-CR)	5,000,000	5,925,250
Pennsylvania Economic Development Financing Authority Rev., 5.00%, 7/1/19	15,525,000	16,362,418
Pennsylvania Economic Development Financing Authority Rev., (Albert Einstein Healthcare Network Obligated Group), 6.25%, 10/15/19, Prerefunded at 100% of Par(2)	3,950,000	4,232,899
Pennsylvania Higher Educational Facilities Authority Rev., (Drexel University), 5.00%, 5/1/24	470,000	546,112
Pennsylvania Higher Educational Facilities Authority Rev., (Drexel University), 5.00%, 5/1/25	700,000	824,915
Pennsylvania Higher Educational Facilities Authority Rev., (Drexel University), 5.00%, 5/1/26	675,000	805,066
Pennsylvania Higher Educational Facilities Authority Rev., (Drexel University), 5.00%, 5/1/27	750,000	876,510

	Principal Amount	Value
Pennsylvania Higher Educational Facilities Authority Rev., (Temple University-of The Commonwealth System of Higher Education), 5.00%, 4/1/25	$1,000,000	$1,119,710
Pennsylvania Higher Educational Facilities Authority Rev., (Temple University-of The Commonwealth System of Higher Education), 5.00%, 4/1/26	1,000,000	1,114,010
Pennsylvania Higher Educational Facilities Authority Rev., (Temple University-of The Commonwealth System of Higher Education), 5.00%, 4/1/27	1,250,000	1,387,062
Pennsylvania Higher Educational Facilities Authority Rev., (University of Pennsylvania Health System Obligated Group), 5.00%, 8/15/20	1,600,000	1,738,576
Pennsylvania Higher Educational Facilities Authority Rev., (University of Pennsylvania), 5.00%, 9/1/19(2)	1,000,000	1,058,500
Pennsylvania Turnpike Commission Rev., 5.00%, 12/1/24, Prerefunded at 100% of Par(2)	945,000	1,131,845
Pennsylvania Turnpike Commission Rev., 5.00%, 12/1/26	1,850,000	2,163,094
Pennsylvania Turnpike Commission Rev., 5.00%, 12/1/28	1,000,000	1,166,430
Pennsylvania Turnpike Commission Rev., 5.00%, 12/1/32	6,505,000	7,306,936
Pennsylvania Turnpike Commission Rev., 5.25%, 12/1/39	5,000,000	5,634,250
Pennsylvania Turnpike Commission Rev., Capital Appreciation, 0.00%, 12/1/21(5)	2,000,000	1,823,100
Pennsylvania Turnpike Commission Rev., VRN, 1.57%, 12/1/17, resets weekly off the MUNIPSA plus 0.60%	5,000,000	5,000,000
Pennsylvania Turnpike Commission Rev., VRN, 1.65%, 12/7/17, resets weekly off the MUNIPSA plus 0.68%	3,945,000	3,953,916
Philadelphia GO, 5.00%, 8/1/20	2,500,000	2,701,950
Philadelphia GO, 5.00%, 8/1/21	3,000,000	3,318,120
Philadelphia GO, 5.00%, 8/1/22	2,500,000	2,820,075
Philadelphia Authority for Industrial Development Rev., (Philadelphia), 5.00%, 12/1/24 (AGM)	1,305,000	1,507,653
Philadelphia Authority for Industrial Development Rev., (Philadelphia), 5.00%, 12/1/27 (AGM)	1,000,000	1,176,790
Philadelphia Authority for Industrial Development Rev., (Philadelphia), 5.00%, 12/1/29 (AGM)	1,465,000	1,704,147
Philadelphia Authority for Industrial Development Rev., (Philadelphia), 5.00%, 12/1/30 (AGM)	2,960,000	3,427,295
Philadelphia Authority for Industrial Development Rev., (Philadelphia), 5.00%, 12/1/31 (AGM)	1,610,000	1,858,439
Philadelphia Authority for Industrial Development Rev., (Philadelphia), 5.00%, 12/1/32 (AGM)	1,800,000	2,069,766
Philadelphia Municipal Authority Rev., 5.00%, 4/1/20	600,000	642,090
Philadelphia Municipal Authority Rev., 5.00%, 4/1/21	1,000,000	1,094,660
Philadelphia Municipal Authority Rev., 5.00%, 4/1/22	715,000	799,334
Philadelphia Municipal Authority Rev., 5.00%, 4/1/23	1,260,000	1,432,255
Philadelphia Municipal Authority Rev., 5.00%, 4/1/24	1,500,000	1,732,320
Philadelphia Municipal Authority Rev., 5.00%, 4/1/25	1,700,000	1,976,624
Philadelphia Municipal Authority Rev., 5.00%, 4/1/26	1,750,000	2,049,652
Philadelphia Water & Wastewater Rev., 5.25%, 1/1/19, Prerefunded at 100% of Par(2)	1,665,000	1,730,218
Pittsburgh GO, 5.00%, 9/1/25	3,000,000	3,400,770
Pittsburgh GO, 5.00%, 9/1/26	1,000,000	1,131,170
Reading GO, 4.00%, 11/1/20 (BAM)	1,170,000	1,229,670
Reading GO, 5.00%, 11/1/22 (BAM)	425,000	475,031

	Principal Amount	Value
Reading GO, 5.00%, 11/1/23 (BAM)	$1,345,000	$1,524,652
Reading GO, 5.00%, 11/1/25 (BAM)	1,225,000	1,408,407
Reading GO, 5.00%, 11/1/26 (BAM)	1,555,000	1,795,185
Reading GO, 5.00%, 11/1/27 (BAM)	1,630,000	1,890,914
Reading GO, 5.00%, 11/1/28 (BAM)	1,000,000	1,150,870
Reading GO, 5.00%, 11/1/29 (BAM)	1,795,000	2,052,690
Reading School District GO, 5.00%, 3/1/21	425,000	464,393
Reading School District GO, 5.00%, 3/1/23	670,000	760,953
Reading School District GO, 5.00%, 3/1/28	1,025,000	1,212,042
Reading School District GO, 5.00%, 3/1/35	2,000,000	2,287,680
Reading School District GO, 5.00%, 3/1/37	1,500,000	1,708,035
Reading School District GO, 5.00%, 3/1/38	1,500,000	1,705,470
School District of Philadelphia GO, 5.00%, 9/1/22	5,000,000	5,555,450
School District of Philadelphia GO, 5.00%, 9/1/23	5,000,000	5,633,150
Scranton School District GO, 4.00%, 6/1/18	350,000	353,374
Scranton School District GO, 5.00%, 6/1/19	425,000	441,541
Scranton School District GO, 5.00%, 6/1/20	630,000	667,970
Scranton School District GO, 5.00%, 6/1/21	1,355,000	1,462,872
Scranton School District GO, 5.00%, 6/1/24	2,235,000	2,506,687
Scranton School District GO, 5.00%, 12/1/32	1,000,000	1,158,460
Scranton School District GO, 5.00%, 12/1/34	1,650,000	1,896,180
Scranton School District GO, 5.00%, 12/1/35	750,000	858,457
Scranton-Lackawanna Health & Welfare Authority Rev., (Marywood University), 5.00%, 6/1/46	4,200,000	4,269,720
Scranton-Lackawanna Health & Welfare Authority Rev., (University of Scranton), 5.00%, 11/1/23	500,000	570,610
Scranton-Lackawanna Health & Welfare Authority Rev., (University of Scranton), 5.00%, 11/1/24	600,000	692,556
Scranton-Lackawanna Health & Welfare Authority Rev., (University of Scranton), 5.00%, 11/1/25	625,000	728,188
Scranton-Lackawanna Health & Welfare Authority Rev., (University of Scranton), 5.00%, 11/1/26	920,000	1,066,942
Scranton-Lackawanna Health & Welfare Authority Rev., (University of Scranton), 5.00%, 11/1/27	805,000	928,366
Scranton-Lackawanna Health & Welfare Authority Rev., (University of Scranton), 5.00%, 11/1/28	785,000	900,262
Scranton-Lackawanna Health & Welfare Authority Rev., (University of Scranton), 5.00%, 11/1/29	1,000,000	1,138,870
Scranton-Lackawanna Health & Welfare Authority Rev., (University of Scranton), 5.00%, 11/1/30	700,000	794,437
Scranton-Lackawanna Health & Welfare Authority Rev., (University of Scranton), 5.00%, 11/1/31	700,000	791,126
Township of Exeter GO, 5.30%, 7/15/19 (Ambac)	1,830,000	1,938,922
		232,069,027
Rhode Island — 0.4%
Providence Public Building Authority Rev., 5.00%, 9/15/27 (AGM)(4)	1,635,000	1,937,524
Providence Public Building Authority Rev., 5.00%, 9/15/29 (AGM)(4)	1,810,000	2,117,917
Providence Public Building Authority Rev., 5.00%, 9/15/32 (AGM)(4)	2,000,000	2,305,420
Rhode Island Commerce Corp. Rev., 5.00%, 6/15/24	1,000,000	1,173,440

	Principal Amount	Value
Rhode Island Commerce Corp. Rev., (Rhode Island Airport Corp.), 5.00%, 7/1/27	$450,000	$528,746
Rhode Island Commerce Corp. Rev., (Rhode Island Airport Corp.), 5.00%, 7/1/29	500,000	579,200
Rhode Island Commerce Corp. Rev., (Rhode Island Airport Corp.), 5.00%, 7/1/31	500,000	572,665
Rhode Island Health & Educational Building Corp. Rev., (Lifespan Obligated Group), 5.00%, 5/15/23	2,250,000	2,533,545
Rhode Island Health & Educational Building Corp. Rev., (Lifespan Obligated Group), 5.00%, 5/15/24	2,000,000	2,278,100
		14,026,557
South Carolina — 0.7%
Charleston Educational Excellence Finance Corp. Rev., 5.00%, 12/1/24	1,750,000	2,047,202
Charleston Educational Excellence Finance Corp. Rev., 5.00%, 12/1/25	2,945,000	3,419,881
Greenwood Fifty Schools Facilities, Inc. Rev., 5.00%, 12/1/21 (BAM)	1,000,000	1,114,540
Greenwood Fifty Schools Facilities, Inc. Rev., 5.00%, 12/1/27 (BAM)	5,000,000	5,909,050
Myrtle Beach Tax Allocation, 5.00%, 10/1/23	250,000	286,740
Myrtle Beach Tax Allocation, 5.00%, 10/1/25	1,145,000	1,341,929
Myrtle Beach Tax Allocation, 5.00%, 10/1/26	450,000	532,715
Piedmont Municipal Power Agency Rev., 6.75%, 1/1/19 (FGIC)(2)	625,000	659,438
Piedmont Municipal Power Agency Rev., 6.75%, 1/1/19 (NATL)	875,000	922,530
South Carolina Jobs-Economic Development Authority Rev., (Conway Hospital, Inc. Obligated Group), 5.25%, 7/1/47	3,750,000	4,256,437
South Carolina Jobs-Economic Development Authority Rev., (Palmetto Health), 5.75%, 8/1/39	2,700,000	2,817,774
		23,308,236
Tennessee — 0.5%
Clarksville Public Building Authority Rev., VRDN, 0.99%, 12/1/17, resets daily off the remarketing agent (LOC: Bank of America N.A.)	1,855,000	1,855,000
Knox County Health Educational & Housing Facility Board Rev., (University Health System Obligated Group), 5.00%, 4/1/20	300,000	318,999
Knox County Health Educational & Housing Facility Board Rev., (University Health System Obligated Group), 4.00%, 4/1/21	1,050,000	1,106,448
Knox County Health Educational & Housing Facility Board Rev., (University Health System Obligated Group), 5.00%, 4/1/22	500,000	552,435
Metropolitan Nashville Airport Authority Rev., 4.00%, 7/1/25	375,000	417,428
Metropolitan Nashville Airport Authority Rev., 4.00%, 7/1/26	650,000	719,257
Metropolitan Nashville Airport Authority Rev., 4.00%, 7/1/27	415,000	455,006
Metropolitan Nashville Airport Authority Rev., 5.00%, 7/1/28	375,000	445,297
Metropolitan Nashville Airport Authority Rev., 5.00%, 7/1/29	475,000	561,512
Metropolitan Nashville Airport Authority Rev., 5.00%, 7/1/30	475,000	559,707
Tennessee Energy Acquisition Corp. Rev., VRDN, 4.00%, 5/1/23, resets off the remarketing agent	7,000,000	7,631,610
Tennessee State School Bond Authority Rev., 5.125%, 5/1/18, Prerefunded at 100% of Par(2)	820,000	832,825
		15,455,524
Texas — 8.7%
Allen Independent School District GO, 5.25%, 2/15/19, Prerefunded at 100% of Par(2)	3,325,000	3,469,870
Arlington Higher Education Finance Corp. Rev., (Uplift Education), 5.00%, 12/1/36	1,315,000	1,457,086

	Principal Amount	Value
Austin Convention Enterprises, Inc. Rev., 5.00%, 1/1/20	$500,000	$531,490
Austin Convention Enterprises, Inc. Rev., 5.00%, 1/1/21	750,000	819,585
Austin Convention Enterprises, Inc. Rev., 5.00%, 1/1/21	800,000	870,472
Austin Convention Enterprises, Inc. Rev., 5.00%, 1/1/22	650,000	727,019
Austin Convention Enterprises, Inc. Rev., 5.00%, 1/1/23	650,000	738,270
Austin Convention Enterprises, Inc. Rev., 5.00%, 1/1/23	750,000	845,693
Austin Convention Enterprises, Inc. Rev., 5.00%, 1/1/24	1,500,000	1,733,895
Austin Convention Enterprises, Inc. Rev., 5.00%, 1/1/25	800,000	923,888
Austin Electric Utility Rev., 5.00%, 11/15/19	500,000	532,160
Bexar County Health Facilities Development Corp. Rev., (Army Retirement Residence Obligated Group), 5.00%, 7/15/25	275,000	312,983
Bexar County Health Facilities Development Corp. Rev., (Army Retirement Residence Obligated Group), 5.00%, 7/15/26	250,000	284,445
Bexar County Health Facilities Development Corp. Rev., (Army Retirement Residence Obligated Group), 4.00%, 7/15/31	1,500,000	1,541,805
Central Texas Regional Mobility Authority Rev., 5.00%, 1/1/21	860,000	947,926
Central Texas Regional Mobility Authority Rev., 6.00%, 1/1/21, Prerefunded at 100% of Par(2)	2,500,000	2,826,325
Central Texas Regional Mobility Authority Rev., 5.00%, 1/1/22	2,000,000	2,252,040
Central Texas Regional Mobility Authority Rev., 5.00%, 1/1/23	2,000,000	2,295,440
Central Texas Regional Mobility Authority Rev., 5.00%, 1/1/29	2,000,000	2,339,620
Central Texas Regional Mobility Authority Rev., 5.00%, 1/1/45	2,000,000	2,233,300
Central Texas Turnpike System Rev., 5.00%, 8/15/42	2,050,000	2,278,595
Clifton Higher Education Finance Corp. Rev., (IDEA Public Schools), 4.00%, 8/15/20	1,395,000	1,476,928
Clifton Higher Education Finance Corp. Rev., (IDEA Public Schools), 4.00%, 8/15/22	1,000,000	1,085,470
Clifton Higher Education Finance Corp. Rev., (IDEA Public Schools), 5.00%, 8/15/26	1,010,000	1,177,034
Clifton Higher Education Finance Corp. Rev., (IDEA Public Schools), 5.00%, 8/15/28	500,000	581,945
Clifton Higher Education Finance Corp. Rev., (IDEA Public Schools), 5.00%, 8/15/39 (PSF-GTD)	1,500,000	1,694,325
Dallas GO, 5.00%, 2/15/18	4,350,000	4,381,494
Dallas Area Rapid Transit Rev., 5.00%, 12/1/19	2,250,000	2,399,377
Dallas Independent School District GO, VRDN, 5.00%, 2/15/22, resets off the remarketing agent (PSF-GTD)	10,000,000	11,236,100
Dallas/Fort Worth International Airport Rev., 5.00%, 11/1/18	720,000	743,573
Dallas/Fort Worth International Airport Rev., 5.00%, 11/1/20	3,000,000	3,277,020
Dallas/Fort Worth International Airport Rev., 5.00%, 11/1/20	750,000	819,255
Dallas/Fort Worth International Airport Rev., 5.00%, 11/1/21	4,500,000	4,927,635
Dallas/Fort Worth International Airport Rev., 5.00%, 11/1/21	500,000	559,110
Dallas/Fort Worth International Airport Rev., 5.00%, 11/1/22	400,000	456,632
Dallas/Fort Worth International Airport Rev., 5.00%, 11/1/23	645,000	749,580
Denton County Fresh Water Supply District No. 6 GO, 4.00%, 2/15/18 (BAM)	150,000	150,744
Denton County Fresh Water Supply District No. 6 GO, 4.00%, 2/15/19 (BAM)	150,000	153,816
Denton County Fresh Water Supply District No. 6 GO, 4.00%, 2/15/20 (BAM)	240,000	250,262
Denton County Fresh Water Supply District No. 6 GO, 4.00%, 2/15/21 (BAM)	400,000	423,244

	Principal Amount	Value
Denton County Fresh Water Supply District No. 6 GO, 4.00%, 2/15/22 (BAM)	$305,000	$326,130
Denton County Fresh Water Supply District No. 6 GO, 4.00%, 2/15/23 (BAM)	400,000	430,680
Denton County Fresh Water Supply District No. 6 GO, 4.00%, 2/15/24 (BAM)	480,000	518,506
Denton County Fresh Water Supply District No. 6 GO, 4.00%, 2/15/25 (BAM)	240,000	259,462
Denton County Fresh Water Supply District No. 6 GO, 4.00%, 2/15/26 (BAM)	200,000	214,864
El Paso Water & Sewer Rev., 4.00%, 3/1/29	1,160,000	1,274,318
El Paso Water & Sewer Rev., 4.00%, 3/1/30	500,000	544,255
Fort Worth Water & Sewer System Rev., 5.00%, 2/15/24	11,780,000	13,912,651
Garland Independent School District GO, 5.00%, 2/15/24 (PSF-GTD)	7,790,000	9,160,417
Grand Parkway Transportation Corp. Rev., 5.125%, 10/1/43	2,250,000	2,503,687
Harris County Rev., (Harris County Toll Road Authority), 5.00%, 8/15/25	3,170,000	3,815,158
Harris County Rev., (Harris County Toll Road Authority), 5.00%, 8/15/26	1,660,000	1,988,713
Harris County Rev., (Harris County Toll Road Authority), 5.00%, 8/15/27	1,500,000	1,791,165
Harris County Rev., (Harris County Toll Road Authority), 5.00%, 8/15/28	1,000,000	1,186,340
Harris County Rev., (Harris County Toll Road Authority), 5.00%, 8/15/29	1,000,000	1,178,630
Harris County Cultural Education Facilities Finance Corp. Rev., (Brazos Presbyterian Homes, Inc.), 5.00%, 1/1/27	1,000,000	1,078,550
Harris County Cultural Education Facilities Finance Corp. Rev., (Brazos Presbyterian Homes, Inc.), 4.00%, 1/1/31	1,745,000	1,676,107
Harris County Cultural Education Facilities Finance Corp. Rev., (Brazos Presbyterian Homes, Inc.), 5.00%, 1/1/37	1,000,000	1,045,220
Harris County Cultural Education Facilities Finance Corp. Rev., (Houston Methodist Hospital Obligated Group), 5.50%, 12/1/18	2,500,000	2,603,875
Harris County-Houston Sports Authority Rev., 5.00%, 11/15/20	1,220,000	1,319,857
Harris County-Houston Sports Authority Rev., 5.00%, 11/15/21	900,000	991,179
Harris County-Houston Sports Authority Rev., 5.00%, 11/15/23	850,000	970,275
Harris County-Houston Sports Authority Rev., 5.00%, 11/15/24	700,000	811,930
Harris County-Houston Sports Authority Rev., 5.00%, 11/15/25	760,000	877,853
Harris County-Houston Sports Authority Rev., 5.00%, 11/15/26	1,000,000	1,153,000
Harris County-Houston Sports Authority Rev., 5.00%, 11/15/27	510,000	584,542
Harris County-Houston Sports Authority Rev., 5.00%, 11/15/29	2,300,000	2,611,190
Harris County-Houston Sports Authority Rev., 5.00%, 11/15/30	1,000,000	1,132,610
Harris County-Houston Sports Authority Rev., 5.00%, 11/15/32	485,000	546,711
Harris County-Houston Sports Authority Rev., 5.00%, 11/15/33	1,000,000	1,123,230
Houston Rev., 5.00%, 9/1/25	1,000,000	1,162,260
Houston Rev., 5.00%, 9/1/27	2,050,000	2,360,575
Houston Rev., 5.00%, 9/1/28	710,000	813,305
Houston Airport System Rev., 5.00%, 7/1/23	2,560,000	2,916,966
Houston Airport System Rev., 5.00%, 7/1/24	4,000,000	4,557,760
Houston Airport System Rev., 5.50%, 7/1/39	4,000,000	4,098,680
Houston Community College System Rev., 4.00%, 4/15/31	1,000,000	1,074,220

	Principal Amount	Value
Houston Independent School District GO, VRDN, 1.70%, 6/1/18, resets off the remarketing agent (PSF-GTD)	$14,050,000	$14,071,918
Irving Hospital Authority, 1.00%, 10/15/44	1,750,000	1,750,000
Irving Hospital Authority Rev., (Baylor Medical Center at Irving), 5.00%, 10/15/20	500,000	539,650
Irving Hospital Authority Rev., (Baylor Medical Center at Irving), 5.00%, 10/15/22	250,000	279,788
Irving Hospital Authority Rev., (Baylor Medical Center at Irving), 5.00%, 10/15/23	490,000	555,841
Irving Hospital Authority Rev., (Baylor Medical Center at Irving), 5.00%, 10/15/25	250,000	288,763
Lamar Consolidated Independent School District GO, VRDN, 1.05%, 8/15/18, resets off the remarketing agent (PSF-GTD)	5,000,000	4,986,850
Lone Star College System GO, 5.00%, 8/15/19, Prerefunded at 100% of Par(2)	1,000,000	1,057,200
Love Field Airport Modernization Corp. Rev., (Southwest Airlines Co.), 5.25%, 11/1/40	2,600,000	2,849,912
Lower Colorado River Authority Rev., (LCRA Transmission Services Corp.), 5.00%, 5/15/22	1,000,000	1,075,020
Lower Colorado River Authority Rev., (LCRA Transmission Services Corp.), 5.00%, 5/15/23	3,435,000	3,691,835
Lower Colorado River Authority Rev., (LCRA Transmission Services Corp.), 5.00%, 5/15/24	2,000,000	2,148,540
Metropolitan Transit Authority of Harris County Rev., 5.00%, 11/1/26	2,000,000	2,406,020
New Hope Cultural Education Facilities Finance Corp., 5.00%, 4/1/29(4)	1,000,000	1,113,140
New Hope Cultural Education Facilities Finance Corp., 5.00%, 4/1/32(4)	1,670,000	1,828,450
New Hope Cultural Education Facilities Finance Corp., 5.00%, 4/1/37(4)	1,000,000	1,085,070
New Hope Cultural Education Facilities Finance Corp., 5.00%, 4/1/42(4)	1,000,000	1,079,410
New Hope Cultural Education Facilities Finance Corp. Rev., (Jubilee Academic Center, Inc.), 3.625%, 8/15/22(1)	400,000	402,276
New Hope Cultural Education Facilities Finance Corp. Rev., (Jubilee Academic Center, Inc.), 4.25%, 8/15/27(1)	610,000	615,106
North East Texas Regional Mobility Authority Rev., 5.00%, 1/1/28	2,610,000	3,034,647
North Texas Tollway Authority Rev., 5.00%, 1/1/21	7,615,000	8,347,868
North Texas Tollway Authority Rev., 5.00%, 1/1/24	3,500,000	4,091,255
North Texas Tollway Authority Rev., 5.00%, 1/1/27	1,000,000	1,179,360
North Texas Tollway Authority Rev., 5.00%, 1/1/28	3,000,000	3,330,600
North Texas Tollway Authority Rev., 5.00%, 1/1/29	2,500,000	2,768,275
North Texas Tollway Authority Rev., 5.00%, 1/1/30	1,250,000	1,449,450
North Texas Tollway Authority Rev., 5.00%, 1/1/30	6,310,000	6,966,429
North Texas Tollway Authority Rev., 5.00%, 1/1/31	1,250,000	1,440,662
North Texas Tollway Authority Rev., 5.00%, 1/1/32	3,500,000	4,073,580
North Texas Tollway Authority Rev., 5.00%, 1/1/36	2,000,000	2,184,420
North Texas Tollway Authority Rev., 5.00%, 1/1/40	2,110,000	2,339,737
Red River Education Finance Corp. Rev., (Houston Baptist University), 5.50%, 10/1/46	3,150,000	3,520,597
Red River Education Finance Corp. Rev., (St. Edward's University, Inc.), 5.00%, 6/1/18	785,000	797,709
Red River Education Finance Corp. Rev., (St. Edward's University, Inc.), 5.00%, 6/1/19	1,000,000	1,052,650

	Principal Amount	Value
Red River Education Finance Corp. Rev., (St. Edward's University, Inc.), 5.00%, 6/1/20	$1,000,000	$1,080,940
Red River Education Finance Corp. Rev., (St. Edward's University, Inc.), 5.00%, 6/1/21	785,000	867,676
Red River Education Finance Corp. Rev., (St. Edward's University, Inc.), 3.00%, 6/1/22	655,000	679,569
Red River Education Finance Corp. Rev., (St. Edward's University, Inc.), 5.00%, 6/1/22	880,000	988,038
Red River Education Finance Corp. Rev., (St. Edward's University, Inc.), 5.00%, 6/1/23	870,000	990,530
Red River Education Finance Corp. Rev., (St. Edward's University, Inc.), 5.00%, 6/1/23	1,970,000	2,242,924
Red River Education Finance Corp. Rev., (St. Edward's University, Inc.), 5.00%, 6/1/24	455,000	524,242
Red River Education Finance Corp. Rev., (St. Edward's University, Inc.), 5.00%, 6/1/24	2,065,000	2,379,252
Red River Education Finance Corp. Rev., (St. Edward's University, Inc.), 5.00%, 6/1/25	685,000	796,765
Red River Education Finance Corp. Rev., (St. Edward's University, Inc.), 5.00%, 6/1/26	1,150,000	1,340,969
Red River Education Finance Corp. Rev., (St. Edward's University, Inc.), 5.00%, 6/1/27	1,675,000	1,940,806
Red River Education Finance Corp. Rev., (St. Edward's University, Inc.), 5.00%, 6/1/28	1,000,000	1,155,660
Red River Education Finance Corp. Rev., (St. Edward's University, Inc.), 5.00%, 6/1/29	1,420,000	1,630,174
San Antonio GO, 5.00%, 2/1/18	2,650,000	2,665,926
San Antonio Electric & Gas Systems Rev., 5.00%, 2/1/43	4,350,000	4,846,335
San Antonio Water System Rev., VRDN, 2.00%, 11/1/22, resets off the remarketing agent	4,000,000	3,964,800
Tarrant County Cultural Education Facilities Finance Corp. Rev., (Baylor Scott & White Health Obligated Group), 4.00%, 11/15/34	2,000,000	2,101,080
Tarrant County Cultural Education Facilities Finance Corp. Rev., (Texas Health Resources Obligated Group), 5.00%, 2/15/24	2,000,000	2,345,320
Texas Municipal Gas Acquisition & Supply Corp. I Rev., 6.25%, 12/15/26 (GA: Merrill Lynch & Co.)	6,000,000	7,304,400
Texas Public Finance Authority Rev., (Texas Southern University), 5.00%, 5/1/23 (BAM)	2,255,000	2,595,122
Texas Public Finance Authority Rev., (Texas Southern University), 5.00%, 5/1/24 (BAM)	2,365,000	2,764,898
Texas Public Finance Authority Rev., (Texas Southern University), 5.00%, 5/1/25 (BAM)	1,520,000	1,796,914
Texas Public Finance Authority Rev., (Texas Southern University), 5.00%, 5/1/28 (BAM)	1,000,000	1,181,020
Texas Public Finance Authority Rev., (Texas Southern University), 4.00%, 5/1/29 (BAM)	1,500,000	1,601,505
Texas Transportation Commission State Highway Fund Rev., VRDN, 4.00%, 10/1/21, resets off the remarketing agent	2,000,000	2,156,500
University of North Texas Rev., 5.00%, 4/15/27	5,770,000	6,871,320
Uptown Development Authority Tax Allocation, 5.00%, 9/1/33	720,000	817,524
Uptown Development Authority Tax Allocation, 5.00%, 9/1/34	1,570,000	1,774,995
Williamson County GO, 5.00%, 2/15/19 (NATL)	1,000,000	1,041,840
		291,969,394
Utah — 0.4%
Salt County Lake Rev., (Westminster College), 5.00%, 10/1/26	1,050,000	1,226,788

	Principal Amount	Value
Salt County Lake Rev., (Westminster College), 5.00%, 10/1/27	$2,145,000	$2,500,105
State George Electric Rev., 5.00%, 6/1/24 (AGM)	1,000,000	1,173,810
State George Electric Rev., 5.00%, 6/1/27 (AGM)	1,000,000	1,203,770
State of Utah GO, 5.00%, 7/1/18	4,000,000	4,086,560
Utah Transit Authority Rev., 5.00%, 6/15/24	2,900,000	3,265,632
Utah Transit Authority Rev., 5.00%, 6/15/25	1,220,000	1,372,695
		14,829,360
Vermont — 0.4%
Burlington Airport Rev., 5.00%, 7/1/24 (AGM)	500,000	566,340
Burlington Airport Rev., 5.00%, 7/1/30 (AGM)	750,000	841,268
Vermont Educational & Health Buildings Financing Agency Rev., (Champlain College, Inc.), 5.00%, 10/15/24	1,400,000	1,623,286
Vermont Educational & Health Buildings Financing Agency Rev., (Champlain College, Inc.), 5.00%, 10/15/25	615,000	716,493
Vermont Educational & Health Buildings Financing Agency Rev., (Champlain College, Inc.), 5.00%, 10/15/26	1,000,000	1,169,890
Vermont Educational & Health Buildings Financing Agency Rev., (Champlain College, Inc.), 5.00%, 10/15/27	785,000	907,036
Vermont Educational & Health Buildings Financing Agency Rev., (Champlain College, Inc.), 5.00%, 10/15/28	1,000,000	1,145,400
Vermont Educational & Health Buildings Financing Agency Rev., (Champlain College, Inc.), 5.00%, 10/15/29	900,000	1,023,390
Vermont Educational & Health Buildings Financing Agency Rev., (Champlain College, Inc.), 5.00%, 10/15/30	500,000	565,665
Vermont Educational & Health Buildings Financing Agency Rev., (University of Vermont Health Network Obligated Group), 5.00%, 12/1/31	4,000,000	4,615,240
		13,174,008
Virginia — 0.4%
Fairfax County Economic Development Authority Special Tax, 5.00%, 4/1/20, Prerefunded at 100% of Par(2)	1,430,000	1,539,138
Greater Richmond Convention Center Authority Rev., 5.00%, 6/15/24	3,000,000	3,510,360
Greater Richmond Convention Center Authority Rev., 5.00%, 6/15/25	1,660,000	1,961,987
Lexington Industrial Development Authority Rev., (Lexington Retirement Community, Inc.), 4.00%, 1/1/31	675,000	713,408
Stafford County Economic Development Authority Rev., (Mary Washington Healthcare Obligated Group), 5.00%, 6/15/24	650,000	741,877
Stafford County Economic Development Authority Rev., (Mary Washington Healthcare Obligated Group), 5.00%, 6/15/25	1,000,000	1,156,510
Stafford County Economic Development Authority Rev., (Mary Washington Healthcare Obligated Group), 5.00%, 6/15/28	1,000,000	1,153,600
Stafford County Economic Development Authority Rev., (Mary Washington Healthcare Obligated Group), 5.00%, 6/15/30	700,000	796,208
Virginia Small Business Financing Authority Rev., (Hampton University), 5.25%, 10/1/29	3,000,000	3,485,970
		15,059,058
Washington — 4.2%
Energy Northwest Rev., (Bonneville Power Administration), 5.00%, 7/1/18	5,115,000	5,223,898
Energy Northwest Rev., (Bonneville Power Administration), 5.00%, 7/1/18	2,410,000	2,461,309

	Principal Amount	Value
Energy Northwest Rev., (Bonneville Power Administration), 5.25%, 7/1/18	$3,000,000	$3,068,160
Port of Seattle Rev., 5.00%, 6/1/22	1,000,000	1,078,900
Seattle Municipal Light & Power Rev., 5.00%, 2/1/19	5,000,000	5,199,500
Seattle Municipal Light & Power Rev., VRDN, 1.64%, 12/7/17, resets weekly off the MUNIPSA plus 0.68%	14,250,000	14,281,635
Seattle Water System Rev., 5.00%, 5/1/22	10,000,000	11,363,800
State of Washington GO, 5.00%, 6/1/21	1,650,000	1,830,873
State of Washington GO, 5.00%, 7/1/21	3,375,000	3,752,224
State of Washington GO, 5.00%, 6/1/22	2,000,000	2,221,380
State of Washington GO, 5.00%, 7/1/22	5,000,000	5,566,200
State of Washington GO, 5.00%, 7/1/23	3,855,000	4,378,047
State of Washington GO, 5.00%, 7/1/26	14,000,000	15,846,880
State of Washington GO, 5.00%, 7/1/27	10,000,000	11,861,100
State of Washington GO, 5.00%, 8/1/29	18,795,000	22,353,645
Tacoma Electric System Rev., 4.00%, 1/1/18	1,000,000	1,002,080
Tacoma Electric System Rev., 4.00%, 1/1/19	2,000,000	2,053,760
Tacoma Electric System Rev., 5.00%, 1/1/19	1,000,000	1,037,500
Washington Health Care Facilities Authority Rev., (Fred Hutchinson Cancer Research Center), VRDN, 1.99%, 12/7/17, resets weekly off the remarketing agent	2,000,000	1,991,200
Washington Health Care Facilities Authority Rev., (Fred Hutchinson Cancer Research Center), VRDN, 2.01%, 12/7/17, resets weekly off the remarketing agent	2,000,000	2,005,380
Washington Health Care Facilities Authority Rev., (Providence State Joseph Health Obligated Group), 5.25%, 10/1/33 (AGM)	4,500,000	4,649,985
Washington Health Care Facilities Authority Rev., (Seattle Children's Hospital Obligated Group), 5.00%, 10/1/29	6,500,000	7,563,075
Washington Health Care Facilities Authority Rev., (Yakima Valley Memorial Hospital Association Obligated Group), 5.00%, 12/1/46	5,000,000	5,437,500
Washington Higher Education Facilities Authority Rev., (Whitworth University), 5.00%, 10/1/25	980,000	1,151,588
Washington Higher Education Facilities Authority Rev., (Whitworth University), 5.00%, 10/1/26	2,010,000	2,374,252
Washington Higher Education Facilities Authority Rev., (Whitworth University), 5.00%, 10/1/30	1,270,000	1,452,893
Washington Higher Education Facilities Authority Rev., (Whitworth University), 5.00%, 10/1/31	1,340,000	1,527,426
		142,734,190
Wisconsin — 1.2%
Public Finance Authority Rev., (Gannon University), 5.00%, 5/1/42	1,100,000	1,196,294
Public Finance Authority Rev., (Gannon University), 5.00%, 5/1/47	1,100,000	1,189,089
Public Finance Authority Rev., (Mary's Woods at Marylhurst, Inc.), 3.00%, 11/15/22(1)	2,200,000	2,206,930
Public Finance Authority Rev., (Renown Regional Medical Center Obligated Group), 5.00%, 6/1/23	1,375,000	1,566,262
Public Finance Authority Rev., (Renown Regional Medical Center Obligated Group), 5.00%, 6/1/24	1,000,000	1,154,780
Public Finance Authority Rev., (Renown Regional Medical Center Obligated Group), 5.00%, 6/1/25	1,500,000	1,755,870
State of Wisconsin GO, 5.00%, 5/1/19	2,715,000	2,845,347
State of Wisconsin GO, 5.00%, 5/1/20	2,890,000	3,119,755
State of Wisconsin GO, 5.00%, 5/1/21	2,460,000	2,727,673

	Principal Amount	Value
State of Wisconsin GO, 5.00%, 11/1/22	$5,000,000	$5,738,200
Wisconsin Department of Transportation Rev., 5.00%, 7/1/18	750,000	766,185
Wisconsin Health & Educational Facilities Authority Rev., (Luther Hospital), 5.50%, 11/15/22 (GA: Mayo Clinic)	4,655,000	4,915,680
Wisconsin Health & Educational Facilities Authority Rev., (Luther Hospital), 5.75%, 11/15/30 (GA: Mayo Clinic)	5,800,000	6,134,428
Wisconsin Health & Educational Facilities Authority Rev., (Rocketship Education Obligated Group), 5.25%, 6/1/40(1)	3,580,000	3,847,140
		39,163,633
TOTAL INVESTMENT SECURITIES — 99.9% (Cost $3,274,569,864)		3,357,778,989
OTHER ASSETS AND LIABILITIES — 0.1%		3,673,620
TOTAL NET ASSETS — 100.0%		$3,361,452,609

NOTES TO SCHEDULE OF INVESTMENTS
AGC	-	Assured Guaranty Corporation
AGM	-	Assured Guaranty Municipal Corporation
BAM	-	Build America Mutual Assurance Company
COP	-	Certificates of Participation
FGIC	-	Financial Guaranty Insurance Company
GA	-	Guaranty Agreement
GO	-	General Obligation
LIQ FAC	-	Liquidity Facilities
LOC	-	Letter of Credit
MUNIPSA	-	SIFMA Municipal Swap Index
NATL	-	National Public Finance Guarantee Corporation
PSF-GTD	-	Permanent School Fund Guaranteed
Q-SBLF	-	Qualified School Board Loan Fund
resets	-	The frequency with which a security's coupon changes, based on current market conditions or an underlying index.
SBBPA	-	Standby Bond Purchase Agreement
VRDN	-	Variable Rate Demand Note. Interest reset date is indicated. Rate shown is effective at the period end.
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.

(1)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $43,376,870, which represented 1.3% of total net assets.

(2)	Escrowed to maturity in U.S. government securities or state and local government securities.

(3)	Security is a zero-coupon bond. Zero-coupon securities are issued at a substantial discount from their value at maturity.

(4)	When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.

(5)	Coupon rate adjusts periodically based upon a predetermined schedule. Interest reset date is indicated. Rate shown is effective at the period end.

See Notes to Financial Statements.

Statement of Assets and Liabilities

NOVEMBER 30, 2017 (UNAUDITED)
Assets
Investment securities, at value (cost of $3,274,569,864)	$3,357,778,989
Cash	231,286
Receivable for capital shares sold	2,460,670
Interest receivable	40,939,967
3,401,410,912

Liabilities
Payable for investments purchased	28,905,532
Payable for capital shares redeemed	9,392,491
Accrued management fees	957,222
Distribution and service fees payable	23,633
Dividends payable	679,425
39,958,303

Net Assets	$3,361,452,609

Net Assets Consist of:
Capital paid in	$3,288,291,732
Accumulated net realized loss	(10,048,248)
Net unrealized appreciation	83,209,125
$3,361,452,609

	Net Assets	Shares Outstanding	Net Asset Value Per Share
Investor Class	$1,452,222,396	128,696,716	$11.28
I Class	$896,933,572	79,475,017	$11.29
Y Class	$939,738,692	83,305,669	$11.28
A Class	$58,818,741	5,211,850	$11.29*
C Class	$13,739,208	1,218,375	$11.28
*Maximum offering price $11.82 (net asset value divided by 0.955).

See Notes to Financial Statements.

Statement of Operations

FOR THE SIX MONTHS ENDED NOVEMBER 30, 2017 (UNAUDITED)
Investment Income (Loss)
Income:
Interest	$50,495,331

Expenses:
Management fees	5,803,124
Distribution and service fees:
A Class	74,275
C Class	71,525
Trustees' fees and expenses	99,881
Other expenses	538
6,049,343

Net investment income (loss)	44,445,988

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on investment transactions	2,603,635

Change in net unrealized appreciation (depreciation) on investments	(30,040,669)

Net realized and unrealized gain (loss)	(27,437,034)

Net Increase (Decrease) in Net Assets Resulting from Operations	$17,008,954

See Notes to Financial Statements.

Statement of Changes in Net Assets

SIX MONTHS ENDED NOVEMBER 30, 2017 (UNAUDITED) AND YEAR ENDED MAY 31, 2017
Increase (Decrease) in Net Assets	November 30, 2017	May 31, 2017
Operations
Net investment income (loss)	$44,445,988	$85,834,083
Net realized gain (loss)	2,603,635	24,952,813
Change in net unrealized appreciation (depreciation)	(30,040,669)	(80,754,279)
Net increase (decrease) in net assets resulting from operations	17,008,954	30,032,617

Distributions to Shareholders
From net investment income:
Investor Class	(19,518,120)	(40,367,429)
I Class	(15,627,876)	(43,560,789)
Y Class	(8,491,353)	(20)
A Class	(694,971)	(1,645,252)
C Class	(113,668)	(250,638)
Decrease in net assets from distributions	(44,445,988)	(85,824,128)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	151,416,237	(50,529,843)

Net increase (decrease) in net assets	123,979,203	(106,321,354)

Net Assets
Beginning of period	3,237,473,406	3,343,794,760
End of period	$3,361,452,609	$3,237,473,406

See Notes to Financial Statements.

Notes to Financial Statements

NOVEMBER 30, 2017 (UNAUDITED)

1. Organization

American Century Municipal Trust (the trust) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Massachusetts business trust. Intermediate-Term Tax-Free Bond Fund (the fund) is one fund in a series issued by the trust. The fund’s investment objective is to seek safety of principal and high current income that is exempt from federal income tax.

The fund offers the Investor Class, I Class, Y Class, A Class and C Class. The A Class may incur an initial sales charge. The A Class and C Class may be subject to a contingent deferred sales charge. Sale of the
Y Class commenced on April 10, 2017.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Municipal securities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

Segregated Assets — In accordance with the 1940 Act, the fund segregates assets on its books and records to cover certain types of investments, including, but not limited to, futures contracts and when-issued securities. American Century Investment Management, Inc. (ACIM) (the investment advisor) monitors, on a daily basis, the securities segregated to ensure the fund designates a sufficient amount of liquid assets, marked-to-market daily. The fund may also receive assets or be required to pledge assets at the custodian bank or with a broker for margin requirements on futures contracts.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of the fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of the fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions from net investment income, if any, are declared daily and paid monthly. Distributions from net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Certain officers and trustees of the trust are also officers and/or directors of American Century Companies, Inc. (ACC). The trust's investment advisor, ACIM, the trust's distributor, American Century Investment Services, Inc. (ACIS), and the trust's transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC.

Management Fees — The trust has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that all expenses of managing and operating the fund, except distribution and service fees, brokerage expenses, taxes, interest, fees and expenses of the independent trustees (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on each class's daily net assets and paid monthly in arrears. The difference in the fee among the classes is a result of their separate arrangements for non-Rule 12b-1 shareholder services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of the fund’s assets, which do not vary by class. The fee consists of (1) an Investment Category Fee based on the daily net assets of the fund and certain other accounts managed by the investment advisor that are in the same broad investment category as the fund and (2) a Complex Fee based on the assets of all the funds in the American Century Investments family of funds.

The Investment Category Fee range, the Complex Fee range and the effective annual management fee for each class for the period ended November 30, 2017 are as follows:

	Investment Category Fee Range	Complex Fee Range	Effective Annual Management Fee
Investor Class	0.1625% to 0.2800%	0.2500% to 0.3100%	0.46%
I Class		0.0500% to 0.1100%	0.26%
Y Class		0.0200% to 0.0800%	0.23%
A Class		0.2500% to 0.3100%	0.46%
C Class		0.2500% to 0.3100%	0.46%

Distribution and Service Fees — The Board of Trustees has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class and C Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the period ended November 30, 2017 are detailed in the Statement of Operations.

Trustees’ Fees and Expenses — The Board of Trustees is responsible for overseeing the investment advisor’s management and operations of the fund. The trustees receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund’s officers do not receive compensation from the fund.

Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Trustees. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. During the period, the interfund purchases and sales were $42,275,000 and $19,960,000, respectively. The interfund transactions had no effect on the Statement of Operations in net realized gain (loss) on investment transactions.

4. Investment Transactions

Purchases and sales of investment securities, excluding short-term investments, for the period ended November 30, 2017 were $720,233,132 and $532,518,202, respectively.

5. Capital Share Transactions

Transactions in shares of the fund were as follows (unlimited number of shares authorized):

	Six months ended November 30, 2017		Year ended May 31, 2017(1)
	Shares	Amount	Shares	Amount
Investor Class
Sold	9,981,736	$113,600,750	36,871,008	$416,130,198
Issued in connection with reorganization (Note 8)	—	—	3,744,752	43,738,818
Issued in reinvestment of distributions	1,588,075	18,036,074	3,219,569	36,583,767
Redeemed	(19,965,452)	(227,171,081)	(47,248,458)	(532,989,315)
	(8,395,641)	(95,534,257)	(3,413,129)	(36,536,532)
I Class
Sold	27,552,213	313,883,039	49,794,983	562,550,332
Issued in connection with reorganization (Note 8)	—	—	148,019	1,728,195
Issued in reinvestment of distributions	1,110,589	12,612,922	3,305,519	37,564,200
Redeemed	(90,205,482)	(1,026,183,284)	(53,492,622)	(604,913,158)
	(61,542,680)	(699,687,323)	(244,101)	(3,070,431)
Y Class
Sold	85,981,651	977,724,130	445	5,000
Issued in reinvestment of distributions	743,844	8,446,640	2	20
Redeemed	(3,420,273)	(38,936,173)	—	—
	83,305,222	947,234,597	447	5,020
A Class
Sold	734,564	8,366,155	1,937,381	22,057,940
Issued in connection with reorganization (Note 8)	—	—	972,246	11,352,913
Issued in reinvestment of distributions	59,984	681,463	142,245	1,616,109
Redeemed	(783,538)	(8,921,365)	(3,925,447)	(44,469,361)
	11,010	126,253	(873,575)	(9,442,399)
C Class
Sold	53,676	611,012	127,445	1,458,947
Issued in connection with reorganization (Note 8)	—	—	189,036	2,205,976
Issued in reinvestment of distributions	8,543	96,970	17,998	204,230
Redeemed	(125,760)	(1,431,015)	(474,514)	(5,354,654)
	(63,541)	(723,033)	(140,035)	(1,485,501)
Net increase (decrease)	13,314,370	$151,416,237	(4,670,393)	$(50,529,843)

(1)	April 10, 2017 (commencement of sale) through May 31, 2017 for the Y Class.

6. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

As of period end, the fund’s investment securities were classified as Level 2. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

7. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$3,274,569,864
Gross tax appreciation of investments	$97,905,819
Gross tax depreciation of investments	(14,696,694)
Net tax appreciation (depreciation) of investments	$83,209,125
The cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.

As of May 31, 2017, the fund had accumulated short-term capital losses of $(12,453,078), which represent net capital loss carryovers that may be used to offset future realized capital gains for federal income tax purposes. The capital loss carryovers may be carried forward for an unlimited period. Future capital loss carryover utilization in any given year may be subject to Internal Revenue Code limitations.

8. Reorganization

On June 14, 2016, the Board of Trustees approved an agreement and plan of reorganization (the reorganization), whereby the net assets of Long-Term Tax-Free-Fund, one fund in a series issued by the trust, were transferred to Intermediate-Term Tax-Free Bond Fund in exchange for shares of Intermediate-Term-Tax-Free Bond Fund. The purpose of the transaction was to combine two funds with substantially similar investment objectives and strategies. The financial statements and performance history of Intermediate-Term Tax-Free Bond Fund survived after the reorganization. The reorganization was effective at the close of the NYSE on August 19, 2016.

The reorganization was accomplished by a tax-free exchange of shares. On August 19, 2016, Long-Term Tax-Free Fund exchanged its shares for shares of Intermediate-Term Tax-Free Bond Fund as follows:

Original Fund/Class	Shares Exchanged	New Fund/Class	Shares Received
Long-Term Tax-Free Fund – Investor Class	3,777,089	Intermediate-Term Tax-Free Bond Fund – Investor Class	3,744,752
Long-Term Tax-Free Fund – Institutional Class	149,168	Intermediate-Term Tax-Free Bond Fund – I Class	148,019
Long-Term Tax-Free Fund – A Class	980,642	Intermediate-Term Tax-Free Bond Fund – A Class	972,246
Long-Term Tax-Free Fund – C Class	190,506	Intermediate-Term Tax-Free Bond Fund – C Class	189,036

The net assets of Long-Term Tax-Free Fund and Intermediate-Term Tax-Free Bond Fund immediately before the reorganization were $59,025,902 and $3,371,464,578, respectively. Long-Term Tax-Free Fund's unrealized appreciation of $2,385,991 was combined with that of Intermediate-Term Tax-Free Bond Fund. Immediately after the reorganization, the combined net assets were $3,430,490,480.

9. Recently Issued Accounting Standards

In March 2017, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update No.2017-08, “Receivables - Nonrefundable Fees and Other Costs (Subtopic 310-20), Premium Amortization on Purchased Callable Debt Securities” (ASU 2017-08). ASU 2017-08 amends the amortization period for certain purchased callable debt securities held at a premium, shortening such period to the earliest call date. The amendments are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. Management is currently evaluating the impact that adopting ASU 2017-08 will have on the financial statements.

Financial Highlights

For a Share Outstanding Throughout the Years Ended May 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
Investor Class
2017(3)	$11.37	0.15	(0.09)	0.06	(0.15)	—	(0.15)	$11.28	0.51%	0.47%(4)	2.59%(4)	16%	$1,452,222
2017	$11.56	0.29	(0.19)	0.10	(0.29)	—	(0.29)	$11.37	0.87%	0.47%	2.52%	54%	$1,559,408
2016	$11.33	0.29	0.23	0.52	(0.29)	—	(0.29)	$11.56	4.66%	0.47%	2.55%	32%	$1,624,065
2015	$11.45	0.30	(0.12)	0.18	(0.30)	—	(0.30)	$11.33	1.59%	0.47%	2.64%	34%	$1,624,982
2014	$11.61	0.29	(0.12)	0.17	(0.29)	(0.04)	(0.33)	$11.45	1.55%	0.47%	2.61%	41%	$1,753,597
2013	$11.63	0.29	(0.01)	0.28	(0.29)	(0.01)	(0.30)	$11.61	2.43%	0.47%	2.44%	58%	$2,040,120
I Class
2017(3)	$11.38	0.16	(0.09)	0.07	(0.16)	—	(0.16)	$11.29	0.61%	0.27%(4)	2.79%(4)	16%	$896,934
2017	$11.56	0.31	(0.18)	0.13	(0.31)	—	(0.31)	$11.38	1.16%	0.27%	2.72%	54%	$1,604,320
2016	$11.34	0.31	0.22	0.53	(0.31)	—	(0.31)	$11.56	4.77%	0.27%	2.75%	32%	$1,633,080
2015	$11.45	0.32	(0.11)	0.21	(0.32)	—	(0.32)	$11.34	1.89%	0.27%	2.84%	34%	$1,676,931
2014	$11.61	0.32	(0.12)	0.20	(0.32)	(0.04)	(0.36)	$11.45	1.76%	0.27%	2.81%	41%	$1,511,995
2013	$11.64	0.31	(0.02)	0.29	(0.31)	(0.01)	(0.32)	$11.61	2.55%	0.27%	2.64%	58%	$1,939,174
Y Class
2017(3)	$11.37	0.16	(0.09)	0.07	(0.16)	—	(0.16)	$11.28	0.62%	0.24%(4)	2.82%(4)	16%	$939,739
2017(5)	$11.23	0.04	0.14	0.18	(0.04)	—	(0.04)	$11.37	1.65%	0.24%(4)	2.83%(4)	54%(6)	$5

For a Share Outstanding Throughout the Years Ended May 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
A Class
2017(3)	$11.38	0.13	(0.09)	0.04	(0.13)	—	(0.13)	$11.29	0.38%	0.72%(4)	2.34%(4)	16%	$58,819
2017	$11.56	0.26	(0.18)	0.08	(0.26)	—	(0.26)	$11.38	0.70%	0.72%	2.27%	54%	$59,168
2016	$11.34	0.26	0.22	0.48	(0.26)	—	(0.26)	$11.56	4.30%	0.72%	2.30%	32%	$70,224
2015	$11.45	0.27	(0.11)	0.16	(0.27)	—	(0.27)	$11.34	1.43%	0.72%	2.39%	34%	$66,830
2014	$11.61	0.27	(0.12)	0.15	(0.27)	(0.04)	(0.31)	$11.45	1.30%	0.72%	2.36%	41%	$43,283
2013	$11.64	0.26	(0.02)	0.24	(0.26)	(0.01)	(0.27)	$11.61	2.09%	0.72%	2.19%	58%	$78,349
C Class
2017(3)	$11.37	0.09	(0.09)	—	(0.09)	—	(0.09)	$11.28	0.00%	1.47%(4)	1.59%(4)	16%	$13,739
2017	$11.55	0.17	(0.18)	(0.01)	(0.17)	—	(0.17)	$11.37	(0.05)%	1.47%	1.52%	54%	$14,572
2016	$11.33	0.18	0.22	0.40	(0.18)	—	(0.18)	$11.55	3.53%	1.47%	1.55%	32%	$16,425
2015	$11.44	0.19	(0.11)	0.08	(0.19)	—	(0.19)	$11.33	0.67%	1.47%	1.64%	34%	$17,005
2014	$11.60	0.18	(0.12)	0.06	(0.18)	(0.04)	(0.22)	$11.44	0.54%	1.47%	1.61%	41%	$17,912
2013	$11.63	0.17	(0.02)	0.15	(0.17)	(0.01)	(0.18)	$11.60	1.33%	1.47%	1.44%	58%	$25,592

Notes to Financial Highlights

(1)	Computed using average shares outstanding throughout the period.

(2)	Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.

(3)	Six months ended November 30, 2017 (unaudited).

(4)	Annualized.

(5)	April 10, 2017 (commencement of sale) through May 31, 2017.

(6)	Portfolio turnover is calculated at the fund level. Percentage indicated was calculated for the year ended May 31, 2017.

See Notes to Financial Statements.

Approval of Management Agreement

At a meeting held on June 14, 2017, the Fund’s Board of Trustees (the "Board") unanimously approved the renewal of the management agreement pursuant to which American Century Investment Management, Inc. (the “Advisor”) acts as the investment advisor for the Fund. Under Section 15(c) of the Investment Company Act, contracts for investment advisory services are required to be reviewed, evaluated, and approved by a majority of a fund’s directors/trustees, including a majority of the independent Trustees, each year. The Board regards this annual evaluation and renewal as one of its most important responsibilities.

The independent Trustees have memorialized a statement regarding the relationship between their ongoing obligations to oversee and evaluate the performance of the Advisor and their annual consideration of renewal of the management agreement. In that statement, the independent Trustees noted that their assessment of the Advisor’s performance is an ongoing process that takes place over the entire year and is informed by all of the extensive information that the Board and its committees receive and consider over time. This information, together with the additional materials provided specifically in connection with the review, are central to the Board’s assessment of the Advisor’s performance and its determination whether to renew the Fund’s management agreement.

Prior to its consideration of the renewal of the management agreement, the Board requested and reviewed extensive data and analysis relating to the proposed renewal. This information and analysis was compiled by the Advisor and certain independent providers of evaluation data concerning the Fund and the services provided to the Fund by the Advisor.

In connection with its consideration of the renewal of the management agreement, the Board’s review and evaluation of the services provided by the Advisor included, but was not limited to, the following:

•	the nature, extent, and quality of investment management, shareholder services, and other services provided by the Advisor to the Fund;

•	the wide range of other programs and services the Advisor provides to the Fund and its shareholders on a routine and non-routine basis;

•
the investment performance of the Fund, including data comparing the Fund’s performance to appropriate benchmarks and/or a peer group of other mutual funds with similar investment objectives and strategies;

•	the cost of owning the Fund compared to the cost of owning similar funds;

•	the compliance policies, procedures, and regulatory experience of the Advisor and the Fund's service providers;

•	financial data showing the cost of services provided to the Fund, the profitability of the Fund to the Advisor, and the overall profitability of the Advisor;

•	strategic plans of the Advisor;

•	possible economies of scale associated with the Advisor’s management of the Fund and other accounts under its management;

•	data comparing services provided and charges to the Advisor's other investment management clients;

•	acquired fund fees and expenses;

•
payments and practices by the Fund and the Advisor regarding financial intermediaries whose clients are investors in the Fund, the nature of services provided by intermediaries, and the terms of share classes utilized; and

•	any collateral benefits derived by the Advisor from the management of the Fund.

In keeping with its practice, the Board held two in-person meetings to review and discuss the information provided in response to their request and held active discussions with the Advisor regarding the renewal of the management agreement. The independent Trustees had the benefit of the advice of their independent counsel throughout the process.

Factors Considered

The Trustees considered all of the information provided by the Advisor, the independent data providers, and the independent Trustees’ independent counsel in connection with the approval. They determined that the information was sufficient for them to evaluate the management agreement for the Fund. In connection with their review, the Trustees did not identify any single factor as being all-important or controlling and each Trustee may have attributed different levels of importance to different factors. In deciding to renew the management agreement, the Board based its decision on a number of factors, including without limitation the following:

Nature, Extent and Quality of Services - Generally. Under the management agreement, the Advisor is responsible for providing or arranging for all services necessary for the operation of the Fund. The Board noted that the Advisor provides or arranges at its own expense a wide variety of services including without limitation the following:

•	constructing and designing the Fund

•	portfolio research and security selection

•	initial capitalization/funding

•	securities trading

•	Fund administration

•	custody of Fund assets

•	daily valuation of the Fund’s portfolio

•	shareholder servicing and transfer agency, including shareholder confirmations, recordkeeping, and communications

•	legal services (except the independent Trustees’ counsel)

•	regulatory and portfolio compliance

•	financial reporting

•	marketing and distribution (except amounts paid by the Fund under Rule 12b-1 plans)

The Board noted that many of these services have expanded over time in terms of both quantity and complexity in response to shareholder demands, competition in the industry, changing distribution channels, and the changing regulatory environment.

Investment Management, Shareholder, and Other Services. The nature of the investment management services provided to the Fund is quite complex and allows Fund shareholders access to professional money management, instant diversification of their investments within an asset class, the opportunity to easily diversify among asset classes by investing in or exchanging among various American Century Investments funds, and liquidity. In evaluating investment performance, the Board expects the Advisor to manage the Fund in accordance with its investment objectives and approved strategies. Further, the Trustees recognize that the Advisor has an obligation to seek the best execution of fund trades. In providing these services, the Advisor utilizes teams of investment professionals (portfolio managers, analysts, research assistants, and securities traders) who require extensive information technology, research, training, compliance, and other systems to conduct their business. The Board, directly and through its Portfolio Committee, regularly reviews investment performance information for the Fund, together with comparative information for appropriate benchmarks and/or peer groups of similarly-managed funds, over different time horizons. The Trustees also review detailed performance information provided by the Advisor during the management agreement approval process. If performance concerns are identified, the Fund receives special reviews until performance improves, during which the Board discusses with the Advisor the reasons for such results (e.g., market conditions, security selection) and any efforts being undertaken to improve performance. The Fund’s performance was below its benchmark for the one-, three-, five-, and ten-year periods reviewed by the Board. The Board discussed the Fund’s performance with the Advisor and was satisfied with the efforts being undertaken by the Advisor. The Board found the investment management services provided by the Advisor to the Fund to be satisfactory and consistent with the management agreement.

Under the management agreement, the Advisor provides the Fund with a comprehensive package of transfer agency, shareholder, and other services. The Board, directly and through various committees of the Board, regularly reviews reports and evaluations of such services at its regular meetings. These reports include, but are not limited to, information regarding the operational efficiency and accuracy of the shareholder and transfer agency services provided, staffing levels, shareholder satisfaction (as measured by external as well as internal sources), technology support, new products and services offered to Fund shareholders, securities trading activities, portfolio valuation services, auditing services, and legal and operational compliance activities. Certain aspects of shareholder and transfer agency service level efficiency and the quality of securities trading activities are measured by independent third party providers and are presented in comparison to other fund groups not managed by the Advisor.

The Board found the services provided by the Advisor to the Fund under the management agreement to be competitive and of high quality.

Costs of Services and Profitability. The Advisor provides detailed information concerning its cost of providing various services to the Fund, its profitability in managing the Fund, its overall profitability, and its financial condition. The Trustees have reviewed with the Advisor the methodology used to prepare this financial information. This information is considered in evaluating the Advisor’s financial condition, its ability to continue to provide services under the management agreement, and the reasonableness of the current management fee. The Board concluded that the Advisor’s profits were reasonable in light of the services provided to the Fund.

Economies of Scale. The Board also reviewed information provided by the Advisor regarding the possible existence of economies of scale in connection with the management of the Fund. The Board concluded that economies of scale are difficult to measure and predict with precision, especially on a fund-by-fund basis. The Board concluded that the Advisor is appropriately sharing economies of scale through its competitive fee structure, offering competitive fees from fund inception, and through reinvestment in its business to provide shareholders enhanced and expanded services.

Comparison to Other Funds’ Fees. The management agreement provides that the Fund pays the Advisor a single, all-inclusive (or unified) management fee for providing all services necessary for the management and operation of the Fund, other than brokerage expenses, expenses attributable to short sales, taxes, interest, extraordinary expenses, the fees and expenses of the Fund’s independent Trustees (including their independent legal counsel), and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. Under the unified fee structure, the Advisor is responsible for providing all investment advisory, custody, audit, administrative, compliance, recordkeeping, marketing, and shareholder services, or arranging and supervising third parties to provide such services. By contrast, most other funds are charged a variety of fees, including an investment advisory fee, a transfer agency fee, an administrative fee, distribution charges, and other expenses. Other than their investment advisory fees and any applicable Rule 12b-1 distribution fees, all other components of the total fees charged by these other funds may be increased without shareholder approval. The Board believes the unified fee structure is a benefit to Fund shareholders because it clearly discloses to shareholders the cost of owning Fund shares, and, since the unified fee cannot be increased without a vote of Fund shareholders, it shifts to the Advisor the risk of increased costs of operating the Fund and provides a direct incentive to minimize administrative inefficiencies. Part of the Board’s analysis of fee levels involves reviewing certain evaluative data compiled by an independent provider and comparing the Fund’s unified fee to the total expense ratio of peer funds. The unified fee charged to shareholders of the Fund was below the median of the total expense ratios of the Fund’s peer group. The Board concluded that the management fee paid by the Fund to the Advisor under the management agreement is reasonable in light of the services provided to the Fund.

Comparison to Fees and Services Provided to Other Clients of the Advisor. The Board also requested and received information from the Advisor concerning the nature of the services, fees, costs, and profitability of its advisory services to advisory clients other than the Fund. They observed that these varying types of client accounts require different services and involve different regulatory and entrepreneurial risks than the management of the Fund. The Board analyzed this information and concluded that the fees charged and services provided to the Fund were reasonable by comparison.

Payments to Intermediaries. The Trustees also requested and received a description of payments made to intermediaries by the Fund and the Advisor and services provided by intermediaries. These payments include various payments made by the Fund or the Advisor to different types of intermediaries and recordkeepers for distribution and service activities provided for the Fund. The Trustees reviewed such information and received representations from the Advisor that all such payments by the Fund were made pursuant to the Fund's Rule 12b-1 Plan and that all such payments by the Advisor were made from the Advisor's resources and reasonable profits. The Board found the payments to be reasonable in scope and purpose.

Collateral or “Fall-Out” Benefits Derived by the Advisor. The Board considered the existence of collateral benefits the Advisor may receive as a result of its relationship with the Fund. The Board noted that the Advisor’s primary business is managing mutual funds and it generally does not use fund or shareholder information to generate profits in other lines of business, and therefore does not derive any significant collateral benefits from them. The Board noted that the Advisor receives proprietary research from broker-dealers that execute fund portfolio transactions. The Board also determined that the Advisor is able to provide investment management services to certain clients other than the Fund, at least in part, due to its existing infrastructure built to serve the fund complex. The Board noted that the assets of those other accounts are, where applicable, included with the assets of the Fund to determine breakpoints in the management fee schedule.

Existing Relationship. The Board also considered whether there was any reason for not continuing the existing arrangement with the Advisor. In this regard, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties, and other effects that could occur as a result of a decision not to continue such relationship. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Advisor’s industry standing and reputation and in the expectation that the Advisor will have a continuing role in providing advisory services to the Fund.

Conclusion of the Trustees. As a result of this process, the Board, including all of the independent Trustees and assisted by the advice of independent legal counsel, taking into account all of the factors discussed above and the information provided by the Advisor and others in connection with its review and throughout the year, concluded that the management agreement between the Fund and the Advisor is fair and reasonable in light of the services provided and should be renewed.

Additional Information

Proxy Voting Policies

Descriptions of the principles and policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund are available without charge, upon request, by calling 1-800-345-2021 or visiting the "About Us" page of American Century Investments’ website at americancentury.com. A description of the policies is also available on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the "About Us" page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

Notes

Notes

Notes

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century Municipal Trust

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2018 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-91042 1801

Semiannual Report

November 30, 2017

Tax-Free Money Market Fund

Any opinions expressed in this report reflect those of the author as of the date of the report, and do not necessarily represent the opinions of American Century Investments® or any other person in the American Century Investments organization. Any such opinions are subject to change at any time based upon market or other conditions and American Century Investments disclaims any responsibility to update such opinions. These opinions may not be relied upon as investment advice and, because investment decisions made by American Century Investments funds are based on numerous factors, may not be relied upon as an indication of trading intent on behalf of any American Century Investments fund. Security examples are used for representational purposes only and are not intended as recommendations to purchase or sell securities. Performance information for comparative indices and securities is provided to American Century Investments by third party vendors. To the best of American Century Investments’ knowledge, such information is accurate at the time of printing.

President’s Letter

Jonathan Thomas

Dear Investor:

Thank you for reviewing this semiannual report for the period ended November 30, 2017. It provides a market overview (below), followed by a schedule of fund investments and other financial information. For additional commentary and information on fund performance, plus other investment insights, we encourage you to visit our website, americancentury.com.

Tax Reform Momentum Took a Toll on Municipal Bond Returns

Although municipal bond (muni) returns were slightly positive for the six months overall, performance weakened as the period progressed. Early on, U.S. Treasury yields generally moved lower against a backdrop of Federal Reserve (Fed) policy uncertainty, muted inflation, and periodic safe-haven buying triggered by North Korea’s military aggression and the potential economic fallout from an active hurricane season. In addition, optimism surrounding President Trump’s pro-growth policy agenda faded in the wake of health care and tax reform delays. Muni yields generally tracked Treasury yields lower, but munis outperformed Treasuries. In addition to benefiting from the tax-reform setback, munis benefited from healthy market fundamentals, favorable supply/demand trends, and the relative after-tax yield advantages of munis compared with Treasuries.

Treasury and muni yields headed upward in the second half of the period on a modest increase in U.S. inflation, hawkish comments from the Fed regarding its rate-hike plans for 2018, and renewed tax-reform momentum. This led to a sharp increase in muni supply late in the period, as issuers rushed to market ahead of potential tax law changes. However, that supply met with tepid demand from investors awaiting the final tax legislation.

Overall, positive returns generated early in the period offset the later losses, and munis advanced fractionally, outperforming Treasuries. High-yield munis outperformed investment-grade munis, as riskier and higher-yielding securities remained in favor with investors.

We believe broad muni market fundamentals and supply/demand dynamics should remain positive. We will continue to monitor the market landscape, including the pending tax-reform legislation, which could have significant implications for muni investors. We believe this backdrop underscores the importance of remaining focused on investment goals, using disciplined, actively managed, risk-aware strategies to uncover attractive opportunities. We appreciate your continued trust and confidence in us.

Sincerely,
Jonathan Thomas
President and Chief Executive Officer
American Century Investments

2

Fund Characteristics

NOVEMBER 30, 2017
Yields
7-Day Current Yield	0.57%
7-Day Effective Yield	0.57%

Portfolio at a Glance
Weighted Average Maturity	13 days
Weighted Average Life	18 days

Portfolio Composition by Maturity	% of fund investments
1-30 days	98%
31-90 days	—
91-180 days	—
More than 180 days	2%

3

Shareholder Fee Example

Fund shareholders may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption/exchange fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in your fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period and held for the entire period from June 1, 2017 to November 30, 2017.

Actual Expenses

The table provides information about actual account values and actual expenses for each class. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. First, identify the share class you own. Then simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

If you hold Investor Class shares of any American Century Investments fund, or I Class shares of the American Century Diversified Bond Fund, in an American Century Investments account (i.e., not a financial intermediary or retirement plan account), American Century Investments may charge you a $12.50 semiannual account maintenance fee if the value of those shares is less than $10,000. We will redeem shares automatically in one of your accounts to pay the $12.50 fee. In determining your total eligible investment amount, we will include your investments in all personal accounts (including American Century Investments Brokerage accounts) registered under your Social Security number. Personal accounts include individual accounts, joint accounts, UGMA/UTMA accounts, personal trusts, Coverdell Education Savings Accounts and IRAs (including traditional, Roth, Rollover, SEP-, SARSEP- and SIMPLE-IRAs), and certain other retirement accounts. If you have only business, business retirement, employer-sponsored or American Century Investments Brokerage accounts, you are currently not subject to this fee. If you are subject to the Account Maintenance Fee, your account value could be reduced by the fee amount.

Hypothetical Example for Comparison Purposes

The table also provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio of each class of your fund and an assumed rate of return of 5% per year before expenses, which is not the actual return of a fund’s share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption/exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

4

	Beginning Account Value 6/1/17	Ending Account Value 11/30/17	Expenses Paid During Period(1) 6/1/17 - 11/30/17	Annualized Expense Ratio(1)
Actual
Investor Class	$1,000	$1,002.30	$2.51	0.50%
Hypothetical
Investor Class	$1,000	$1,022.56	$2.54	0.50%

(1)
Expenses are equal to the class's annualized expense ratio listed in the table above, multiplied by the average account value over the period, multiplied by 183, the number of days in the most recent fiscal half-year, divided by 365, to reflect the one-half year period. Annualized expense ratio reflects actual expenses, including any applicable fee waivers or expense reimbursements and excluding any acquired fund fees and expenses.

5

Schedule of Investments

NOVEMBER 30, 2017 (UNAUDITED)

	Principal Amount	Value
MUNICIPAL SECURITIES — 94.2%
Alabama — 4.1%
Alabama Housing Finance Authority Rev., (Pedcor Investments-2006-XC LP), VRDN, 1.09%, 12/7/17, resets weekly off the remarketing agent (LOC: U.S. Bank N.A.)	$5,500,000	$5,500,000
California — 14.0%
City & County of San Francisco, 0.89%, 12/7/17 (LOC: Wells Fargo Bank N.A.)	3,000,000	3,000,000
Irvine Ranch Water District Special Assessment, VRN, 1.04%, 12/7/17, resets weekly off the MUNIPSA plus 0.70%	2,040,000	2,040,000
Metropolitan Water District of Southern California Rev., VRN, 1.02%, 12/7/17, resets weekly off the MUNIPSA plus 0.50%	2,000,000	2,000,000
Tender Option Bond Trust Receipts/Certificates Rev., VRDN, 1.09%, 12/7/17, resets weekly off the remarketing agent (LIQ FAC: JPMorgan Chase Bank N.A.)(1)	3,000,000	3,000,000
Tender Option Bond Trust Receipts/Certificates Rev., VRDN, 1.12%, 12/7/17, resets weekly off the remarketing agent (LIQ FAC: JPMorgan Chase Bank N.A.)(1)	1,000,000	1,000,000
Town of Hillsborough COP, VRDN, 1.04%, 12/7/17, resets weekly off the remarketing agent (SBBPA: Bank of the West)	1,165,000	1,165,000
Victorville Joint Powers Finance Authority Rev., VRDN, 1.47%, 12/7/17, resets weekly off the remarketing agent (LOC: BNP Paribas)	6,750,000	6,750,000
		18,955,000
District of Columbia — 3.1%
District of Columbia Rev., (Washington Drama Society, Inc.), VRDN, 1.00%, 12/7/17, resets weekly off the remarketing agent (LOC: JPMorgan Chase Bank N.A.)	1,050,000	1,050,000
District of Columbia Housing Finance Agency Rev., (FC 1212 LLC), VRDN, 1.05%, 12/7/17, resets weekly off the remarketing agent (LOC: Capital One N.A. and FHLB)	3,200,000	3,200,000
		4,250,000
Florida — 1.4%
County of Palm Beach Rev., (Henry Morrison Flagler Museum), VRDN, 1.00%, 12/7/17, resets weekly off the remarketing agent (LOC: Northern Trust Company)	1,975,000	1,975,000
Georgia — 3.1%
Tender Option Bond Trust Receipts/Certificates Rev., VRDN, 1.12%, 12/7/17, resets weekly off the remarketing agent (LIQ FAC: JPMorgan Chase Bank N.A.)(1)	1,600,000	1,600,000
Valdosta-Lowndes County Industrial Development Authority Rev., (Steeda Autosports, Inc.), VRDN, 1.24%, 12/7/17, resets weekly off the remarketing agent (LOC: Bank of America N.A.)	1,450,000	1,450,000
Walton County Development Authority Rev., (Walton Press, Inc.), VRDN, 1.24%, 12/7/17, resets weekly off the remarketing agent (LOC: Bank of America N.A.)	1,120,000	1,120,000
		4,170,000
Illinois — 19.2%
Du County Page Rev., (Morton Arboretum), VRDN, 0.97%, 12/7/17, resets weekly off the remarketing agent (LOC: Northern Trust Company)	1,800,000	1,800,000

6

	Principal Amount	Value
East Moline Rev., (Elliott Aviation of the Quad Cities, Inc.), VRDN, 1.27%, 12/7/17, resets weekly off the remarketing agent (LOC: U.S. Bank N.A.)	$925,000	$925,000
Illinois Development Finance Authority Rev., (Lake Towers Associates II LP), VRDN, 1.28%, 12/7/17, resets weekly off the remarketing agent (LIQ FAC: FHLMC)	3,950,000	3,950,000
Illinois Development Finance Authority Rev., (Teacher's Academy for Mathematics and Science), VRDN, 1.10%, 12/7/17, resets weekly off the remarketing agent (LOC: JPMorgan Chase Bank N.A.)	705,000	705,000
Illinois Educational Facilities Authority Rev., (Lincoln Park Society), VRDN, 1.04%, 12/7/17, resets weekly off the remarketing agent (LOC: Citibank N.A.)	2,300,000	2,300,000
Illinois Finance Authority Rev., (Uniform Law Foundation), VRDN, 1.04%, 12/7/17, resets weekly off the remarketing agent (LOC: PNC Bank N.A.)	2,740,000	2,740,000
Illinois Housing Development Authority Rev., (Rome Meadows Associates III LP), VRDN, 1.36%, 12/7/17, resets weekly off the remarketing agent (LOC: First National Bank and FHLB)	1,660,000	1,660,000
RBC Municipal Products, Inc. Trust GO, VRN, 1.03%, 12/7/17, resets weekly off the remarketing agent (LOC: Royal Bank of Canada)(LIQ FAC: Royal Bank of Canada)(1)	6,000,000	6,000,000
RBC Municipal Products, Inc. Trust Rev., VRN, 1.00%, 12/7/17, resets weekly off the remarketing agent (AGM)(LIQ FAC: Royal Bank of Canada)(GA: Royal Bank of Canada)(1)	5,000,000	5,000,000
Rock Island County Metropolitan Airport Authority Rev., (Elliott Aviation of the Quad Cities, Inc.), VRDN, 1.32%, 12/7/17, resets weekly off the remarketing agent (LOC: U.S. Bank N.A.)	195,000	195,000
Village of McCook Rev., (Illinois State Andrew Society), VRDN, 1.03%, 12/7/17, resets weekly off the remarketing agent (LOC: Northern Trust Company)	800,000	800,000
		26,075,000
Louisiana — 2.7%
Terrebonne Economic Development Authority Rev., (Buquet Distributing Co, Inc.), VRDN, 1.04%, 12/7/17, resets weekly off the remarketing agent (LOC: Community Bank and FHLB)	3,625,000	3,625,000
Massachusetts — 0.1%
Massachusetts Industrial Finance Agency Rev., VRDN, 1.37%, 12/7/17, resets weekly off the remarketing agent (LOC: TD Bank N.A.)	120,000	120,000
Michigan — 3.7%
Michigan Strategic Fund Rev., (Continental Dairy Facilities LLC), VRDN, 0.98%, 12/7/17, resets weekly off the remarketing agent (LOC: MUFG Union Bank N.A.)	5,000,000	5,000,000
Minnesota — 4.0%
Minnetonka Rev., (Brier Creek Apartments Partnership LLP), VRDN, 1.06%, 12/7/17, resets weekly off the remarketing agent (LOC: Wells Fargo Bank N.A.)	145,000	145,000
St. Paul Port Authority Rev., (Bigos-Sibley Tower LLC), VRDN, 1.09%, 12/7/17, resets weekly off the remarketing agent (LIQ FAC: FHLMC)	5,335,000	5,334,955
		5,479,955
New Mexico — 0.1%
Albuquerque Rev., (CVI Laser LLC), VRDN, 1.34%, 12/7/17, resets weekly off the remarketing agent (LOC: Bank of America N.A.)(Acquired 1/29/15, Cost $100,000)(2)	100,000	100,000
New York — 10.7%
Erie County Industrial Development Agency Rev., (Our Lady of Victory Renaissance Corp.), VRDN, 1.06%, 12/7/17, resets weekly off the remarketing agent (LOC: HSBC Bank USA N.A.)	6,525,000	6,525,000

7

	Principal Amount	Value
Housing Development Corp. Rev., (201 Pearl LLC), VRDN, 1.02%, 12/7/17, resets weekly off the remarketing agent (LOC: FNMA)(LIQ FAC: FNMA)	$2,700,000	$2,700,000
North Amityville Fire Co, Inc. Rev., VRDN, 1.26%, 12/7/17, resets weekly off the remarketing agent (LOC: Citibank N.A.)	2,015,000	2,015,000
Suffolk County Industrial Development Agency Rev., (Wilbar International, Inc.), VRDN, 1.36%, 12/7/17, resets weekly off the remarketing agent (LOC: JPMorgan Chase Bank N.A.)	210,000	210,000
Tender Option Bond Trust Receipts/Certificates Rev., VRDN, 0.99%, 12/7/17, resets weekly off the remarketing agent (LIQ FAC: Toronto Dominion Bank)(1)	3,000,000	3,000,000
		14,450,000
North Carolina — 6.4%
Lower Cape Fear Water & Sewer Authority Rev., VRDN, 1.03%, 12/7/17, resets weekly off the remarketing agent (LOC: Cooperatieve Rabobank U.A.)	2,975,000	2,975,000
North Carolina Capital Facilities Finance Agency Rev., (Lees-McRae College, Inc.), VRDN, 1.06%, 12/7/17, resets weekly off the remarketing agent (LOC: Branch Banking & Trust)	3,920,000	3,920,000
North Carolina Medical Care Commission Rev., (FirstHealth of the Carolinas, Inc.), VRDN, 1.00%, 12/7/17, resets weekly off the remarketing agent (SBBPA: Branch Banking & Trust)	1,450,000	1,450,000
North Carolina Medical Care Commission Rev., (Mission-St Joseph's Health System, Inc.), VRDN, 1.02%, 12/7/17, resets weekly off the remarketing agent (SBBPA: Branch Banking & Trust)	275,000	275,000
		8,620,000
Ohio — 1.1%
Lorain County Port Authority Rev., (State Ignatius High School of Cleveland), VRDN, 0.98%, 12/7/17, resets weekly off the remarketing agent (LOC: U.S. Bank N.A.)	1,505,000	1,505,000
Pennsylvania — 3.1%
Pennsylvania Economic Development Financing Authority Rev., (JCH Associates), VRDN, 1.18%, 12/7/17, resets weekly off the remarketing agent (LOC: PNC Bank N.A.)	500,000	500,000
Pennsylvania Economic Development Financing Authority Rev., (Miquon School), VRDN, 1.08%, 12/7/17, resets weekly off the remarketing agent (LOC: PNC Bank N.A.)	300,000	300,000
Pennsylvania Economic Development Financing Authority Rev., (Pittsburgh Allegheny County Thermal Ltd.), VRDN, 1.15%, 12/7/17, resets weekly off the remarketing agent (LOC: PNC Bank N.A.)	500,000	500,000
Pennsylvania Economic Development Financing Authority Rev., (Private Industry Council of Westmoreland/Fayette, Inc.), VRDN, 1.11%, 12/7/17, resets weekly off the remarketing agent (LOC: PNC Bank N.A.)	100,000	100,000
Pennsylvania Economic Development Financing Authority Rev., VRDN, 1.08%, 12/7/17, resets weekly off the remarketing agent (LOC: PNC Bank N.A.)	550,000	550,000
Pennsylvania Higher Educational Facilities Authority Rev., (Mount Aloysius College), VRDN, 0.98%, 12/7/17, resets weekly off the remarketing agent (LOC: PNC Bank N.A.)	2,250,000	2,250,000
		4,200,000
South Carolina — 0.7%
South Carolina Jobs-Economic Development Authority Rev., (Franco Manufacturing Co, Inc.), VRDN, 1.24%, 12/7/17, resets weekly off the remarketing agent (LOC: Bank of America N.A.)	1,000,000	1,000,000
Tennessee — 1.4%
Clarksville Public Building Authority Rev., VRDN, 1.09%, 12/7/17, resets weekly off the remarketing agent (LOC: Bank of America N.A.)	1,350,000	1,350,000

8

	Principal Amount	Value
Montgomery County Public Building Authority Rev., VRDN, 1.09%, 12/7/17, resets weekly off the remarketing agent (LOC: Bank of America N.A.)(Acquired 4/12/17, Cost $535,000)(2)	$535,000	$535,000
		1,885,000
Texas — 8.0%
Gregg County Housing Finance Corp. Rev., (Bailey Properties LLC), VRDN, 1.02%, 12/7/17, resets weekly off the remarketing agent (LOC: FNMA)(LIQ FAC: FNMA)	3,985,000	3,985,000
Harris County Hospital District Rev., VRDN, 1.00%, 12/7/17, resets weekly off the remarketing agent (LOC: JPMorgan Chase Bank N.A.)	2,100,000	2,100,000
Mission Economic Development Corp. Rev., VRDN, 1.11%, 12/7/17, resets weekly off the remarketing agent (LOC: Wells Fargo Bank N.A.)	1,635,000	1,635,000
State of Texas Rev., 4.00%, 8/30/18	3,000,000	3,068,225
		10,788,225
Washington — 5.7%
Pierce County Economic Development Corp. Rev., (Sumner Leasing LLC), VRDN, 1.16%, 12/7/17, resets weekly off the remarketing agent (LOC: FHLB and Homestreet Bank)	1,500,000	1,500,000
Washington Economic Development Finance Authority Rev., (Recology CleanScapes, Inc.), VRDN, 1.05%, 12/7/17, resets weekly off the remarketing agent (LOC: Bank of America N.A.)	1,000,000	1,000,000
Washington State Housing Finance Commission Rev., (Evergreen School), VRDN, 1.06%, 12/7/17, resets weekly off the remarketing agent (LOC: Wells Fargo Bank N.A.)	1,240,000	1,240,000
Washington State Housing Finance Commission Rev., (Vintage at Mount Vernon), VRDN, 1.04%, 12/7/17, resets weekly off the remarketing agent (LOC: FNMA)(LIQ FAC: FNMA)	4,000,000	4,000,000
		7,740,000
Wisconsin — 1.6%
Appleton Rev., (Great Northern Corp.), VRDN, 1.17%, 12/7/17, resets weekly off the remarketing agent (LOC: Wells Fargo Bank N.A.)	1,000,000	1,000,000
Wisconsin Health & Educational Facilities Authority Rev., (University of Wisconsin Medical Foundation, Inc.), VRDN, 1.01%, 12/7/17, resets weekly off the remarketing agent (LOC: JPMorgan Chase Bank N.A.)	1,200,000	1,200,000
		2,200,000
TOTAL INVESTMENT SECURITIES — 94.2%		127,638,180
OTHER ASSETS AND LIABILITIES(3) — 5.8%		7,890,482
TOTAL NET ASSETS — 100.0%		$135,528,662

9

NOTES TO SCHEDULE OF INVESTMENTS
AGM	-	Assured Guaranty Municipal Corporation
COP	-	Certificates of Participation
FHLB	-	Federal Home Loan Bank
FHLMC	-	Federal Home Loan Mortgage Corporation
FNMA	-	Federal National Mortgage Association
GA	-	Guaranty Agreement
GO	-	General Obligation
LIQ FAC	-	Liquidity Facilities
LOC	-	Letter of Credit
MUNIPSA	-	SIFMA Municipal Swap Index
SBBPA	-	Standby Bond Purchase Agreement
VRDN	-	Variable Rate Demand Note. Interest reset date is indicated. Rate shown is effective at the period end.
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.

(1)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $19,600,000, which represented 14.5% of total net assets.

(2)
Restricted security that may not be offered for public sale without being registered with the Securities and Exchange Commission and/or may be subject to resale, redemption or transferability restrictions. The aggregate value of these securities at the period end was $635,000, which represented 0.5% of total net assets.

(3)	Amount relates primarily to receivable for investments sold, but not settled, at period end.

See Notes to Financial Statements.

10

Statement of Assets and Liabilities

NOVEMBER 30, 2017 (UNAUDITED)
Assets
Investment securities, at value (amortized cost and cost for federal income tax purposes)	$127,638,180
Cash	795,665
Receivable for investments sold	7,040,797
Receivable for capital shares sold	56,484
Interest receivable	175,241
135,706,367

Liabilities
Payable for capital shares redeemed	122,682
Accrued management fees	54,569
Dividends payable	454
177,705

Net Assets	$135,528,662

Investor Class Capital Shares
Shares outstanding (unlimited number of shares authorized)	135,536,883

Net Asset Value Per Share	$1.00

Net Assets Consist of:
Capital paid in	$135,517,052
Undistributed net realized gain	11,610
$135,528,662

See Notes to Financial Statements.

11

Statement of Operations

FOR THE SIX MONTHS ENDED NOVEMBER 30, 2017 (UNAUDITED)
Investment Income (Loss)
Income:
Interest	$657,059

Expenses:
Management fees	336,943
Trustees' fees and expenses	4,186
Other expenses	80
341,209

Net investment income (loss)	315,850

Net realized gain (loss) on investment transactions	11,610

Net Increase (Decrease) in Net Assets Resulting from Operations	$327,460

See Notes to Financial Statements.

12

Statement of Changes in Net Assets

SIX MONTHS ENDED NOVEMBER 30, 2017 (UNAUDITED) AND YEAR ENDED MAY 31, 2017
Increase (Decrease) in Net Assets	November 30, 2017	May 31, 2017
Operations
Net investment income (loss)	$315,850	$377,780
Net realized gain (loss)	11,610	—
Net increase (decrease) in net assets resulting from operations	327,460	377,780

Distributions to Shareholders
From net investment income	(315,850)	(377,780)
From net realized gains	—	(6,263)
Decrease in net assets from distributions	(315,850)	(384,043)

Capital Share Transactions
Proceeds from shares sold	22,710,891	69,150,940
Proceeds from reinvestment of distributions	312,518	378,688
Payments for shares redeemed	(24,896,557)	(85,818,930)
Net increase (decrease) in net assets from capital share transactions	(1,873,148)	(16,289,302)

Net increase (decrease) in net assets	(1,861,538)	(16,295,565)

Net Assets
Beginning of period	137,390,200	153,685,765
End of period	$135,528,662	$137,390,200

Transactions in Shares of the Fund
Sold	22,710,891	69,150,940
Issued in reinvestment of distributions	312,518	378,688
Redeemed	(24,896,557)	(85,818,930)
Net increase (decrease) in shares of the fund	(1,873,148)	(16,289,302)

See Notes to Financial Statements.

13

Notes to Financial Statements

NOVEMBER 30, 2017 (UNAUDITED)

1. Organization

American Century Municipal Trust (the trust) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Massachusetts business trust. Tax-Free Money Market Fund (the fund) is one fund in a series issued by the trust. The fund’s investment objective is to seek safety of principal and high current income that is exempt from federal income tax.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the fund in preparation of its financial statements. The fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. Investments are generally valued at amortized cost, which approximates fair value. If the fund determines that amortized cost does not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

Income Tax Status — It is the fund’s policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. The fund files U.S. federal, state, local and non-U.S. tax returns as applicable. The fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Distributions to Shareholders — Distributions from net investment income, if any, are declared daily and paid monthly. The fund may make capital gains distributions to comply with the distribution requirements of the Internal Revenue Code.

Indemnifications — Under the trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business, the fund enters into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Certain officers and trustees of the trust are also officers and/or directors of American Century Companies, Inc. (ACC). The trust's investment advisor, American Century Investment Management, Inc. (ACIM), the trust's distributor, American Century Investment Services, Inc., and the trust's transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC.

14

Management Fees — The trust has entered into a management agreement with ACIM, under which ACIM provides the fund with investment advisory and management services in exchange for a single, unified management fee (the fee). The agreement provides that all expenses of managing and operating the fund, except distribution and service fees, brokerage expenses, taxes, interest, fees and expenses of the independent trustees (including legal counsel fees), and extraordinary expenses, will be paid by ACIM. The fee is computed and accrued daily based on the daily net assets of the fund and paid monthly in arrears. The fee consists of (1) an Investment Category Fee based on the daily net assets of the fund and certain other accounts managed by the investment advisor that are in the same broad investment category as the fund and (2) a Complex Fee based on the assets of all the funds in the American Century Investments family of funds. The rates for the Investment Category Fee range from 0.1570% to 0.2700%. The rates for the Complex Fee range from 0.2500% to 0.3100%. The effective annual management fee for the period ended November 30, 2017 was 0.49%.

Trustees’ Fees and Expenses — The Board of Trustees is responsible for overseeing the investment advisor’s management and operations of the fund. The trustees receive detailed information about the fund and its investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The fund’s officers do not receive compensation from the fund.

Interfund Transactions — The fund may enter into security transactions with other American Century Investments funds and other client accounts of the investment advisor, in accordance with the 1940 Act rules and procedures adopted by the Board of Trustees. The rules and procedures require, among other things, that these transactions be effected at the independent current market price of the security. During the period, the interfund sales were $11,220,000 and there were no interfund purchases. The interfund transactions had no effect on the Statement of Operations in net realized gain (loss) on investment transactions.

4. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

As of period end, the fund’s investment securities were classified as Level 2. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

5. Federal Tax Information

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

15

6. Recently Issued Accounting Standards

In March 2017, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update No.2017-08, “Receivables - Nonrefundable Fees and Other Costs (Subtopic 310-20), Premium Amortization on Purchased Callable Debt Securities” (ASU 2017-08). ASU 2017-08 amends the amortization period for certain purchased callable debt securities held at a premium, shortening such period to the earliest call date. The amendments are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. Management is currently evaluating the impact that adopting ASU 2017-08 will have on the financial statements.

16

Financial Highlights

For a Share Outstanding Throughout the Years Ended May 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations:			Distributions From:					Ratio to Average Net Assets of:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(1)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Net Assets, End of Period (in thousands)
Investor Class
2017(2)	$1.00	—(3)	—(3)	—(3)	—(3)	—	—(3)	$1.00	0.23%	0.50%(4)	0.50%(4)	0.46%(4)	0.46%(4)	$135,529
2017	$1.00	—(3)	—	—(3)	—(3)	—(3)	—(3)	$1.00	0.28%	0.50%	0.50%	0.27%	0.27%	$137,390
2016	$1.00	—(3)	—(3)	—(3)	—(3)	—	—(3)	$1.00	0.02%	0.23%	0.50%	0.02%	(0.25)%	$153,686
2015	$1.00	—(3)	—(3)	—(3)	—(3)	—(3)	—(3)	$1.00	0.02%	0.17%	0.50%	0.01%	(0.32)%	$160,314
2014	$1.00	—(3)	—(3)	—(3)	—(3)	—(3)	—(3)	$1.00	0.04%	0.24%	0.50%	0.01%	(0.25)%	$167,166
2013	$1.00	—(3)	—(3)	—(3)	—(3)	—	—(3)	$1.00	0.01%	0.40%	0.50%	0.01%	(0.09)%	$182,944

Notes to Financial Highlights

(1)	Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.

(2)	Six months ended November 30, 2017 (unaudited).

(3)	Per-share amount was less than $0.005.

(4)	Annualized.

See Notes to Financial Statements.

Approval of Management Agreement

At a meeting held on June 14, 2017, the Fund’s Board of Trustees (the "Board") unanimously approved the renewal of the management agreement pursuant to which American Century Investment Management, Inc. (the “Advisor”) acts as the investment advisor for the Fund. Under Section 15(c) of the Investment Company Act, contracts for investment advisory services are required to be reviewed, evaluated, and approved by a majority of a fund’s directors/trustees, including a majority of the independent Trustees, each year. The Board regards this annual evaluation and renewal as one of its most important responsibilities.

The independent Trustees have memorialized a statement regarding the relationship between their ongoing obligations to oversee and evaluate the performance of the Advisor and their annual consideration of renewal of the management agreement. In that statement, the independent Trustees noted that their assessment of the Advisor’s performance is an ongoing process that takes place over the entire year and is informed by all of the extensive information that the Board and its committees receive and consider over time. This information, together with the additional materials provided specifically in connection with the review, are central to the Board’s assessment of the Advisor’s performance and its determination whether to renew the Fund’s management agreement.

Prior to its consideration of the renewal of the management agreement, the Board requested and reviewed extensive data and analysis relating to the proposed renewal. This information and analysis was compiled by the Advisor and certain independent providers of evaluation data concerning the Fund and the services provided to the Fund by the Advisor.

In connection with its consideration of the renewal of the management agreement, the Board’s review and evaluation of the services provided by the Advisor included, but was not limited to, the following:

•	the nature, extent, and quality of investment management, shareholder services, and other services provided by the Advisor to the Fund;

•	the wide range of other programs and services the Advisor provides to the Fund and its shareholders on a routine and non-routine basis;

•
the investment performance of the Fund, including data comparing the Fund’s performance to appropriate benchmarks and/or a peer group of other mutual funds with similar investment objectives and strategies;

•	the cost of owning the Fund compared to the cost of owning similar funds;

•	the compliance policies, procedures, and regulatory experience of the Advisor and the Fund's service providers;

•	financial data showing the cost of services provided to the Fund, the profitability of the Fund to the Advisor, and the overall profitability of the Advisor;

•	strategic plans of the Advisor;

•	possible economies of scale associated with the Advisor’s management of the Fund and other accounts under its management;

•	data comparing services provided and charges to the Advisor's other investment management clients;

•	acquired fund fees and expenses;

•
payments and practices by the Fund and the Advisor regarding financial intermediaries whose clients are investors in the Fund, the nature of services provided by intermediaries, and the terms of share classes utilized; and

•	any collateral benefits derived by the Advisor from the management of the Fund.

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In keeping with its practice, the Board held two in-person meetings to review and discuss the information provided in response to their request and held active discussions with the Advisor regarding the renewal of the management agreement. The independent Trustees had the benefit of the advice of their independent counsel throughout the process.

Factors Considered

The Trustees considered all of the information provided by the Advisor, the independent data providers, and the independent Trustees’ independent counsel in connection with the approval. They determined that the information was sufficient for them to evaluate the management agreement for the Fund. In connection with their review, the Trustees did not identify any single factor as being all-important or controlling and each Trustee may have attributed different levels of importance to different factors. In deciding to renew the management agreement, the Board based its decision on a number of factors, including without limitation the following:

Nature, Extent and Quality of Services - Generally. Under the management agreement, the Advisor is responsible for providing or arranging for all services necessary for the operation of the Fund. The Board noted that the Advisor provides or arranges at its own expense a wide variety of services including without limitation the following:

•	constructing and designing the Fund

•	portfolio research and security selection

•	initial capitalization/funding

•	securities trading

•	Fund administration

•	custody of Fund assets

•	daily valuation of the Fund’s portfolio

•	shareholder servicing and transfer agency, including shareholder confirmations, recordkeeping, and communications

•	legal services (except the independent Trustees’ counsel)

•	regulatory and portfolio compliance

•	financial reporting

•	marketing and distribution (except amounts paid by the Fund under Rule 12b-1 plans)

The Board noted that many of these services have expanded over time in terms of both quantity and complexity in response to shareholder demands, competition in the industry, changing distribution channels, and the changing regulatory environment.

Investment Management, Shareholder, and Other Services. The nature of the investment management services provided to the Fund is quite complex and allows Fund shareholders access to professional money management, instant diversification of their investments within an asset class, the opportunity to easily diversify among asset classes by investing in or exchanging among various American Century Investments funds, and liquidity. In evaluating investment performance, the Board expects the Advisor to manage the Fund in accordance with its investment objectives and approved strategies. Further, the Trustees recognize that the Advisor has an obligation to seek the best execution of fund trades. In providing these services, the Advisor utilizes teams of investment professionals (portfolio managers, analysts, research assistants, and securities traders) who require extensive information technology, research, training, compliance, and other systems to conduct their business. The Board, directly and through its Portfolio Committee, regularly reviews investment performance information for the Fund, together with comparative information for appropriate benchmarks and/or peer groups of similarly-managed funds, over different time horizons. The Trustees also review detailed performance information provided by the Advisor during the management agreement approval process. If performance concerns are identified, the Fund receives special reviews until performance improves, during which the Board discusses with the Advisor the reasons for such results (e.g., market conditions, security selection) and any efforts being undertaken to improve performance. The Fund’s performance was in the first quartile of its

19

peer group for the one-, three-, five-, and ten-year periods reviewed by the Board. The Board found the investment management services provided by the Advisor to the Fund to be satisfactory and consistent with the management agreement.

Under the management agreement, the Advisor provides the Fund with a comprehensive package of transfer agency, shareholder, and other services. The Board, directly and through various committees of the Board, regularly reviews reports and evaluations of such services at its regular meetings. These reports include, but are not limited to, information regarding the operational efficiency and accuracy of the shareholder and transfer agency services provided, staffing levels, shareholder satisfaction (as measured by external as well as internal sources), technology support, new products and services offered to Fund shareholders, securities trading activities, portfolio valuation services, auditing services, and legal and operational compliance activities. Certain aspects of shareholder and transfer agency service level efficiency and the quality of securities trading activities are measured by independent third party providers and are presented in comparison to other fund groups not managed by the Advisor.

The Board found the services provided by the Advisor to the Fund under the management agreement to be competitive and of high quality.

Costs of Services and Profitability. The Advisor provides detailed information concerning its cost of providing various services to the Fund, its profitability in managing the Fund, its overall profitability, and its financial condition. The Trustees have reviewed with the Advisor the methodology used to prepare this financial information. This information is considered in evaluating the Advisor’s financial condition, its ability to continue to provide services under the management agreement, and the reasonableness of the current management fee. The Board concluded that the Advisor’s profits were reasonable in light of the services provided to the Fund.

Economies of Scale. The Board also reviewed information provided by the Advisor regarding the possible existence of economies of scale in connection with the management of the Fund. The Board concluded that economies of scale are difficult to measure and predict with precision, especially on a fund-by-fund basis. The Board concluded that the Advisor is appropriately sharing economies of scale through its competitive fee structure, offering competitive fees from fund inception, and through reinvestment in its business to provide shareholders enhanced and expanded services.

Comparison to Other Funds’ Fees. The management agreement provides that the Fund pays the Advisor a single, all-inclusive (or unified) management fee for providing all services necessary for the management and operation of the Fund, other than brokerage expenses, expenses attributable to short sales, taxes, interest, extraordinary expenses, the fees and expenses of the Fund’s independent Trustees (including their independent legal counsel), and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. Under the unified fee structure, the Advisor is responsible for providing all investment advisory, custody, audit, administrative, compliance, recordkeeping, marketing, and shareholder services, or arranging and supervising third parties to provide such services. By contrast, most other funds are charged a variety of fees, including an investment advisory fee, a transfer agency fee, an administrative fee, distribution charges, and other expenses. Other than their investment advisory fees and any applicable Rule 12b-1 distribution fees, all other components of the total fees charged by these other funds may be increased without shareholder approval. The Board believes the unified fee structure is a benefit to Fund shareholders because it clearly discloses to shareholders the cost of owning Fund shares, and, since the unified fee cannot be increased without a vote of Fund shareholders, it shifts to the Advisor the risk of increased costs of operating the Fund and provides a direct incentive to minimize administrative inefficiencies. Part of the Board’s analysis of fee levels involves reviewing certain evaluative data compiled by an independent provider and comparing the Fund’s unified fee to the total expense ratio of peer funds. Given the broad proliferation of fee waivers to support positive money market fund yields, and the wide variance of expenses waived, the Board

20

recognized that net fee comparisons may not be a reliable analysis of fund expenses. With that in mind, the Board reviewed peer data both on a gross basis and net of applicable waivers. The Board concluded that the management fee paid by the Fund to the Advisor under the management agreement is reasonable in light of the services provided to the Fund.

Comparison to Fees and Services Provided to Other Clients of the Advisor. The Board also requested and received information from the Advisor concerning the nature of the services, fees, costs, and profitability of its advisory services to advisory clients other than the Fund. They observed that these varying types of client accounts require different services and involve different regulatory and entrepreneurial risks than the management of the Fund. The Board analyzed this information and concluded that the fees charged and services provided to the Fund were reasonable by comparison.

Payments to Intermediaries. The Trustees also requested and received a description of payments made to intermediaries by the Fund and the Advisor and services provided by intermediaries. These payments include various payments made by the Fund or the Advisor to different types of intermediaries and recordkeepers for distribution and service activities provided for the Fund. The Trustees reviewed such information and received representations from the Advisor that all such payments by the Fund were made pursuant to the Fund's Rule 12b-1 Plan and that all such payments by the Advisor were made from the Advisor's resources and reasonable profits. The Board found the payments to be reasonable in scope and purpose.

Collateral or “Fall-Out” Benefits Derived by the Advisor. The Board considered the existence of collateral benefits the Advisor may receive as a result of its relationship with the Fund. The Board noted that the Advisor’s primary business is managing mutual funds and it generally does not use fund or shareholder information to generate profits in other lines of business, and therefore does not derive any significant collateral benefits from them. The Board noted that the Advisor receives proprietary research from broker-dealers that execute fund portfolio transactions. The Board also determined that the Advisor is able to provide investment management services to certain clients other than the Fund, at least in part, due to its existing infrastructure built to serve the fund complex. The Board noted that the assets of those other accounts are, where applicable, included with the assets of the Fund to determine breakpoints in the management fee schedule.

Existing Relationship. The Board also considered whether there was any reason for not continuing the existing arrangement with the Advisor. In this regard, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties, and other effects that could occur as a result of a decision not to continue such relationship. In particular, the Board recognized that most shareholders have invested in the Fund on the strength of the Advisor’s industry standing and reputation and in the expectation that the Advisor will have a continuing role in providing advisory services to the Fund.

Conclusion of the Trustees. As a result of this process, the Board, including all of the independent Trustees and assisted by the advice of independent legal counsel, taking into account all of the factors discussed above and the information provided by the Advisor and others in connection with its review and throughout the year, concluded that the management agreement between the Fund and the Advisor is fair and reasonable in light of the services provided and should be renewed.

21

Additional Information

Proxy Voting Policies

Descriptions of the principles and policies that the fund's investment advisor uses in exercising the voting rights associated with the securities purchased and/or held by the fund are available without charge, upon request, by calling 1-800-345-2021 or visiting the "About Us" page of American Century Investments’ website at americancentury.com. A description of the policies is also available on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the investment advisor voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the "About Us" page at americancentury.com. It is also available at sec.gov.

Quarterly Portfolio Disclosure

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at sec.gov, and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The fund also makes its complete schedule of portfolio holdings for the most recent quarter of its fiscal year available on its website at americancentury.com and, upon request, by calling 1-800-345-2021.

22

Notes

23

Notes

24

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Investors Using Advisors	1-800-378-9878
Business, Not-For-Profit, Employer-Sponsored Retirement Plans	1-800-345-3533
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488
Telecommunications Relay Service for the Deaf	711

American Century Municipal Trust

Investment Advisor: American Century Investment Management, Inc. Kansas City, Missouri

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2018 American Century Proprietary Holdings, Inc. All rights reserved. CL-SAN-91043 1801

ITEM 2. CODE OF ETHICS.

Not applicable for semiannual report filings.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semiannual report filings.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semiannual report filings.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. INVESTMENTS.

(a)	The schedule of investments is included as part of the report to stockholders filed under Item 1 of this Form.

(b)	Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

During the reporting period, there were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board.

ITEM 11. CONTROLS AND PROCEDURES.

(a)
The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940)

are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1)	Not applicable for semiannual report filings.

(a)(2)
Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are filed and attached hereto as EX-99.CERT.

(a)(3)	Not applicable.

(b)	A certification by the registrant’s chief executive officer and chief financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, is furnished and attached hereto as EX- 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	American Century Municipal Trust

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President

Date:	January 25, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan S. Thomas
Name: Jonathan S. Thomas
Title: President
(principal executive officer)

Date:	January 25, 2018

By:	/s/ C. Jean Wade
Name: C. Jean Wade
Title: Vice President, Treasurer, and
Chief Financial Officer
(principal financial officer)

Date:	January 25, 2018